UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 5/31/26

Item 1. Reports to Stockholders.

(a)

Inspire 100 ETF

(BIBL) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/bibl. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a NAV return of 19.77% for the first 6 months of the 2026 fiscal year. This strong performance was driven predominantly by the upward momentum in the US large-cap equity market, even with the short correction in March due to the military actions in Iran. The sectors that helped support the Fund's  positive performance were Materials, Information Technology, Energy, and Industrials. The sectors that caused the most drag on performance were Consumer Discretionary and Health Care. Although there was volatility in the markets during the period due to uncertainty about the resolution of the Iran conflict, the Fund performed in line with the broader large-cap market. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations, considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire 100 ETF - NAV
Inspire 100 Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$33,890
$29,926
$28,271
Oct-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Inspire 100 ETF - NAV	Inspire 100 Index	S&P 500® Index
Oct-2017	$10,000	$10,000	$10,000
May-2018	$10,707	$10,758	$10,642
May-2019	$10,626	$10,742	$11,045
May-2020	$12,398	$12,477	$12,463
May-2021	$17,602	$18,230	$17,488
May-2022	$16,200	$16,872	$17,435
May-2023	$15,461	$16,178	$17,945
May-2024	$19,243	$20,230	$23,003
May-2025	$20,424	$21,552	$26,113
May-2026	$28,271	$29,926	$33,890

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (October 30, 2017)
Inspire 100 ETF - NAV	19.77%	38.42%	9.94%	12.87%
Inspire 100 Index	19.91%	38.86%	10.42%	13.62%
S&P 500® Index	11.34%	29.78%	14.15%	15.28%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

  Net Assets$459,983,965
  Number of Portfolio Holdings101
  Advisory Fee (net of waivers)$479,113
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
29.7%
Technology
29.3%
Real Estate
14.0%
Financials
7.3%
Energy
6.6%
Materials
4.7%
Health Care
3.7%
Utilities
3.4%
Consumer Discretionary
0.5%
Consumer Staples
0.4%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.1%
Consumer Staples	0.4%
Consumer Discretionary	0.5%
Utilities	3.4%
Health Care	3.7%
Materials	4.7%
Energy	6.6%
Financials	7.3%
Real Estate	14.0%
Technology	29.3%
Industrials	29.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Caterpillar, Inc.	8.8%
KLA Corporation	5.4%
Arista Networks, Inc.	4.8%
Amphenol Corporation, Class A	4.3%
Welltower, Inc.	3.3%
Interactive Brokers Group, Inc., Class A	3.3%
Prologis, Inc.	3.0%
Vertiv Holdings Company, Class A	2.8%
Progressive Corporation (The)	2.5%
Parker-Hannifin Corporation	2.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire 100 ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/bibl), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-BIBL

Inspire 500 ETF

(PTL) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire 500 ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/ptl. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 13.17%. This strong positive performance was driven by upward momentum over the past several months in the broader US large cap markets. The sectors that contributed most to the positive performance within the Fund were Energy, Information Technology, Materials, and Industrials. The sectors that caused the largest drag on performance were Health Care, Financials, and Consumer Discretionary. During the last several months, the adviser has seen a minor correction and strong recovery in the broader US large cap market due to uncertainty about the path forward in the Iran war. The Fund performed better than the broader large-cap market during the period due to the Fund having minimal exposure to the Mega Cap Growth stocks that have been the driving force in the US large-cap markets for the past couple of years but have been a drag on the market during the last several months. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire 500 ETF - NAV
Inspire 500 Index
S&P 500® Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,937
$14,700
$14,671
Mar-2024
May-2024
May-2025
May-2026

Table Summary
	Inspire 500 ETF - NAV	Inspire 500 Index	S&P 500® Index
Mar-2024	$10,000	$10,000	$10,000
May-2024	$9,860	$9,862	$10,138
May-2025	$11,155	$11,163	$11,509
May-2026	$14,671	$14,700	$14,937

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (March 25, 2024)
Inspire 500 ETF - NAV	13.17%	31.52%	19.19%
Inspire 500 Index	13.20%	31.68%	19.30%
S&P 500® Index	11.34%	29.78%	20.17%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

  Net Assets$843,201,434
  Number of Portfolio Holdings484
  Advisory Fee $307,362
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 33.2%
Industrials 18.7%
Energy 9.3%
Financials 7.1%
Materials 6.8%
Consumer Discretionary 6.3%
Real Estate 5.6%
Health Care 4.8%
Utilities 4.3%
Consumer Staples 2.3%
Communications 1.2%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	1.2%
Consumer Staples	2.3%
Utilities	4.3%
Health Care	4.8%
Real Estate	5.6%
Consumer Discretionary	6.3%
Materials	6.8%
Financials	7.1%
Energy	9.3%
Industrials	18.7%
Technology	33.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	12.9%
Exxon Mobil Corporation	3.5%
Caterpillar, Inc.	2.1%
Home Depot, Inc. (The)	1.9%
Palantir Technologies, Inc., Class A	1.9%
QUALCOMM, Inc.	1.5%
GE Vernova, Inc.	1.5%
Linde PLC	1.4%
KLA Corporation	1.2%
Arista Networks, Inc.	1.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire 500 ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/ptl), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-PTL

Inspire Corporate Bond ETF

(IBD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/ibd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 0.66%. This slightly positive performance was driven by falling interest rates on the short end of the yield curve versus interest rates rising on the intermediate and long end of the yield curve, as expectations for rate cuts by the Federal Reserve may be off the table until 2027. The investment-grade quality bond portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Inspire Corporate Bond ETF - NAV	Inspire Corporate Bond Impact Index	Bloomberg Intermediate Corporate Index	Bloomberg U.S. Intermediate Credit Index
07/10/17	$10,000	$10,000	$10,000	$10,000
05/31/18	$9,925	$10,011	$9,983	$9,982
05/31/19	$10,490	$10,680	$10,644	$10,629
05/31/20	$11,022	$11,588	$11,410	$11,377
05/31/21	$11,301	$12,151	$11,849	$11,759
05/31/22	$10,428	$11,237	$10,989	$10,937
05/31/23	$10,400	$11,245	$10,992	$10,936
05/31/24	$10,830	$11,827	$11,540	$11,438
05/31/25	$11,547	$12,659	$12,359	$12,240
05/31/26	$12,095	$13,332	$13,024	$12,882

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (July 10, 2017)
Inspire Corporate Bond ETF - NAV	0.66%	4.74%	1.37%	2.16%
Inspire Corporate Bond Impact Index	0.99%	5.31%	1.87%	3.29%
Bloomberg Intermediate Corporate Index	0.82%	5.38%	1.91%	3.02%
Bloomberg U.S. Intermediate Credit Index	0.78%	5.25%	1.84%	2.89%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

  Net Assets$466,800,827
  Number of Portfolio Holdings251
  Advisory Fee $701,348
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
18.7%
Real Estate
18.3%
Technology
13.7%
Energy
9.5%
Utilities
8.1%
Health Care
7.2%
Materials
7.1%
Consumer Staples
5.9%
Consumer Discretionary
5.3%
Financials
4.9%
Money Market Funds
0.6%
Other Assets in Excess of Liabilities
0.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.6%
Financials	4.9%
Consumer Discretionary	5.3%
Consumer Staples	5.9%
Materials	7.1%
Health Care	7.2%
Utilities	8.1%
Energy	9.5%
Technology	13.7%
Real Estate	18.3%
Industrials	18.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trimble, Inc., 4.900%, 06/15/28	2.2%
Amphenol Corporation, 4.350%, 06/01/29	2.2%
Alexandria Real Estate Equities, Inc., 4.900%, 12/15/30	2.2%
Valero Energy Corporation, 4.350%, 06/01/28	2.2%
Cboe Global Markets, Inc., 3.650%, 01/12/27	2.2%
Camden Property Trust, 4.900%, 01/15/34	2.2%
AutoZone, Inc., 3.750%, 06/01/27	2.2%
Automatic Data Processing, Inc., 4.450%, 09/09/34	2.1%
Baxter International, Inc., 3.950%, 04/01/30	2.1%
Jabil, Inc., 3.600%, 01/15/30	2.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire Corporate Bond ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/ibd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-IBD

Inspire Growth ETF

(GLRY) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire Growth ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/glry. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Growth ETF	$43	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 13.68%. This strong positive performance was driven predominantly by the upward trajectory of the US large-cap and mid-cap markets during the period. The Fund’s focus on the momentum factor, which was in favor over the period, as well as security selection in the Energy, Industrials and Information Technology sectors helped achieve the positive performance within the Fund during the period. The sectors that caused the largest drag on performance were Communication Services and Utilities. Although there was volatility in the markets during the period due to uncertainty about the resolution of the Iran war, the Fund performed well versus the broader large-cap and mid-cap markets. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Growth ETF - NAV
S&P MidCap 400® Index
S&P Composite 1500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,844
$18,092
$17,834
Dec-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Inspire Growth ETF - NAV	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec-2020	$10,000	$10,000	$10,000
May-2021	$11,788	$12,269	$11,548
May-2022	$9,660	$11,469	$11,443
May-2023	$9,806	$11,168	$11,712
May-2024	$12,893	$14,068	$14,975
May-2025	$13,732	$14,373	$16,845
May-2026	$17,834	$18,092	$21,844

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (December 7, 2020)
Inspire Growth ETF - NAV	13.68%	29.88%	8.63%	11.14%
S&P MidCap 400® Index	13.35%	25.88%	8.08%	11.43%
S&P Composite 1500® Index	11.54%	29.67%	13.60%	15.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

  Net Assets$163,666,611
  Number of Portfolio Holdings33
  Advisory Fee $461,291
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
29.2%
Technology
23.0%
Financials
10.2%
Health Care
8.1%
Consumer Discretionary
7.4%
Consumer Staples
5.1%
Energy
4.9%
Communications
4.7%
Utilities
3.0%
Real Estate
2.6%
Materials
1.8%
Other Assets in Excess of Liabilities
0.0%*

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	1.8%
Real Estate	2.6%
Utilities	3.0%
Communications	4.7%
Energy	4.9%
Consumer Staples	5.1%
Consumer Discretionary	7.4%
Health Care	8.1%
Financials	10.2%
Technology	23.0%
Industrials	29.2%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	5.9%
Monolithic Power Systems, Inc.	5.6%
Broadcom, Inc.	5.6%
Curtiss-Wright Corporation	5.0%
AppLovin Corporation, Class A	4.7%
EMCOR Group, Inc.	4.7%
Amphenol Corporation, Class A	4.7%
BWX Technologies, Inc.	4.1%
United Therapeutics Corporation	3.8%
Casey's General Stores, Inc.	3.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire Growth ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/glry), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-GLRY

Inspire Fidelis Multi Factor ETF

(FDLS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/fdls. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$31	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 13.27%. This strong positive performance was driven predominantly by the upward momentum in the US equity markets, and in particular the small and mid-cap segments of the markets, during the period. It is also worth noting that the international markets helped with positive performance during the period. Security selection in the Information Technology, Real Estate, and Energy sectors contributed most to the positive performance. The sectors that caused the largest drag on performance were Health Care, Utilities, and Consumer Discretionary. Although there was volatility in the global markets during the period due to the Iran war and geopolitical tensions with Russia and China, the Fund performed in line with the broader global markets. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Fidelis Multi Factor ETF - NAV
WI Fidelis Multi-Cap, Multi-Factor Index
S&P Global 1200 Index
MSCI ACWI Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,668
$18,911
$18,490
$17,784
08/23/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
09/30/25
12/31/25
03/31/26
05/31/26

Table Summary
	Inspire Fidelis Multi Factor ETF - NAV	WI Fidelis Multi-Cap, Multi-Factor Index	S&P Global 1200 Index	MSCI ACWI Index
08/23/22	$10,000	$10,000	$10,000	$10,000
09/30/22	$8,808	$8,841	$8,736	$8,746
12/31/22	$9,799	$9,899	$9,661	$9,600
03/31/23	$10,120	$10,239	$10,404	$10,301
06/30/23	$10,970	$11,126	$11,118	$10,938
09/30/23	$10,721	$10,896	$10,711	$10,566
12/31/23	$11,897	$12,125	$11,920	$11,731
03/31/24	$12,384	$12,654	$13,001	$12,693
06/30/24	$12,064	$12,336	$13,409	$13,057
09/30/24	$12,846	$13,164	$14,261	$13,921
12/31/24	$12,782	$13,173	$14,181	$13,783
03/31/25	$12,230	$12,622	$14,008	$13,601
06/30/25	$13,834	$14,312	$15,609	$15,168
09/30/25	$15,242	$15,801	$16,824	$16,325
12/31/25	$15,642	$16,239	$17,440	$16,862
03/31/26	$16,226	$16,885	$16,953	$16,322
05/31/26	$17,784	$18,490	$19,668	$18,911

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (August 23, 2022)
Inspire Fidelis Multi Factor ETF - NAV	13.27%	35.72%	16.50%
WI Fidelis Multi-Cap, Multi-Factor Index	13.45%	36.53%	17.71%
S&P Global 1200 Index	14.04%	31.64%	19.65%
MSCI ACWI Index	13.32%	30.27%	18.41%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

  Net Assets$201,576,203
  Number of Portfolio Holdings101
  Advisory Fee $360,108
  Portfolio Turnover119%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
22.5%
Industrials
22.1%
Financials
13.6%
Health Care
11.8%
Energy
7.9%
Materials
6.0%
Consumer Staples
5.1%
Consumer Discretionary
4.4%
Communications
2.5%
Real Estate
2.2%
Utilities
1.7%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.7%
Real Estate	2.2%
Communications	2.5%
Consumer Discretionary	4.4%
Consumer Staples	5.1%
Materials	6.0%
Energy	7.9%
Health Care	11.8%
Financials	13.6%
Industrials	22.1%
Technology	22.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Sanmina Corporation	1.9%
MYR Group, Inc.	1.6%
ViaSat, Inc.	1.5%
Taboola.com Ltd.	1.4%
ArcBest Corporation	1.4%
Amkor Technology, Inc.	1.4%
Microchip Technology, Inc.	1.3%
China Yuchai International Ltd.	1.3%
Industrial Logistics Properties Trust	1.3%
Constellium S.E.	1.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire Fidelis Multi Factor ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/fdls), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-FDLS

Inspire Global Hope ETF

(BLES) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/bles. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$29	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 12.43%. This strong performance was driven by the upward momentum and global security selection in the Information Technology, Energy and Materials sectors. The other sectors that helped achieve this positive performance came from Industrials, Utilities, and Communication Services. The sectors that caused the largest drag on performance were Health Care and Consumer Discretionary. Although the adviser did see volatility in the global markets during the period due to the war in Iran as well as geopolitical tensions with Russia and China, the Fund performed in line with the broader international large-cap market. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations, considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Global Hope ETF - NAV
Inspire Global Hope Index
S&P Global 1200 Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$32,862
$26,076
$24,841
Feb-2017
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Inspire Global Hope ETF - NAV	Inspire Global Hope Index	S&P Global 1200 Index
Feb-2017	$10,000	$10,000	$10,000
May-2017	$10,408	$10,461	$10,496
May-2018	$11,488	$11,565	$11,794
May-2019	$11,150	$11,448	$11,817
May-2020	$10,979	$11,135	$12,628
May-2021	$17,169	$17,304	$17,872
May-2022	$16,061	$16,310	$17,129
May-2023	$15,496	$15,880	$17,532
May-2024	$18,542	$19,132	$21,913
May-2025	$20,055	$20,918	$24,964
May-2026	$24,841	$26,076	$32,862

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Global Hope ETF - NAV	12.43%	23.86%	7.67%	10.33%
Inspire Global Hope Index	12.64%	24.66%	8.55%	10.91%
S&P Global 1200 Index	14.04%	31.64%	12.95%	13.72%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

Table Summary
Net Assets	$156,108,716
Number of Portfolio Holdings	401
Advisory Fee	$208,671
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	1.2%
Preferred Stocks	0.2%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 18.7%
Technology 17.8%
Financials 12.4%
Materials 11.0%
Real Estate 7.3%
Utilities 6.8%
Health Care 6.4%
Energy 6.0%
Consumer Discretionary 5.5%
Consumer Staples 5.2%
Communications 1.4%
Money Market Funds 1.2%
Other Assets in Excess of Liabilities 0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	1.2%
Communications	1.4%
Consumer Staples	5.2%
Consumer Discretionary	5.5%
Energy	6.0%
Health Care	6.4%
Utilities	6.8%
Real Estate	7.3%
Materials	11.0%
Financials	12.4%
Technology	17.8%
Industrials	18.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	1.2%
Bloom Energy Corporation, Class A	0.5%
Marvell Technology, Inc.	0.5%
Infineon Technologies A.G.	0.5%
Super Micro Computer, Inc.	0.5%
ON Semiconductor Corporation	0.5%
Semtech Corporation	0.5%
STMicroelectronics N.V.	0.5%
Datadog, Inc., Class A	0.5%
Western Digital Corporation	0.5%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire Global Hope ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/bles), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-BLES

Inspire International ETF

(WWJD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/wwjd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 11.03%. This positive performance was driven predominantly by the upward momentum in the International and Emerging markets during the period. Security selection in the Information Technology, Energy, and Materials sectors helped achieve this positive performance. The sectors that caused the largest drag on performance were Health Care and Consumer Discretionary. Although there was volatility in the international markets during the period due to the war in Iran and the closure of the Hormuz Strait, the Fund performed in line with the broader global international markets. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire International ETF - NAV
Inspire International NTR Index
S&P International 700 TR
Inspire Global Hope Ex-US GTR Index
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$22,474
$20,606
$20,601
$19,766
09/30/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24
05/31/25
05/31/26

Table Summary
	Inspire International ETF - NAV	Inspire International NTR Index	S&P International 700 TR	Inspire Global Hope Ex-US GTR Index
09/30/19	$10,000	$10,000	$10,000	$10,000
05/31/20	$9,215	$9,166	$9,323	$8,789
05/31/21	$14,592	$14,352	$13,393	$13,823
05/31/22	$13,202	$13,013	$11,981	$12,609
05/31/23	$13,019	$12,320	$12,132	$12,570
05/31/24	$15,072	$14,275	$14,422	$14,670
05/31/25	$17,042	$16,247	$16,566	$16,821
05/31/26	$20,601	$19,766	$22,474	$20,606

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (September 30, 2019)
Inspire International ETF - NAV	11.03%	20.88%	7.14%	11.45%
Inspire International NTR Index	11.37%	21.66%	6.61%	10.76%
S&P International 700 TR	20.06%	35.66%	10.91%	12.91%
Inspire Global Hope Ex-US GTR Index	11.86%	22.50%	8.31%	11.45%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

Table Summary
Net Assets	$514,290,410
Number of Portfolio Holdings	201
Advisory Fee	$1,048,338
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	0.9%
Preferred Stocks	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 17.9%
Financials 17.4%
Materials 14.7%
Utilities 9.6%
Technology 8.9%
Consumer Staples 7.1%
Energy 6.5%
Health Care 5.6%
Consumer Discretionary 5.0%
Communications 2.9%
Real Estate 2.8%
Money Market Funds 0.9%
Other Assets in Excess of Liabilities 0.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.9%
Real Estate	2.8%
Communications	2.9%
Consumer Discretionary	5.0%
Health Care	5.6%
Energy	6.5%
Consumer Staples	7.1%
Technology	8.9%
Utilities	9.6%
Materials	14.7%
Financials	17.4%
Industrials	17.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Infineon Technologies A.G.	1.0%
STMicroelectronics N.V.	1.0%
Renesas Electronics Corporation	0.9%
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.9%
NXP Semiconductors N.V.	0.8%
Samsung SDI Company Ltd.	0.7%
Intertek Group plc	0.7%
Edenred S.E.	0.7%
FANUC Corporation	0.7%
Tate & Lyle plc	0.7%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire International ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/wwjd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-WWJD

Inspire Small/Mid Cap ETF

(ISMD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/ismd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$24	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 22.90%. This strong positive performance was driven predominantly by the upward momentum of the US midcap and small cap markets during the period. Security selection in the Energy, Information Technology, and Materials sectors helped the performance of the Fund from a positive perspective but the sectors that caused the largest drag to performance were Consumer Staples and Utilities. Although there was volatility and a market correction in the markets during the period due to uncertainty about the path forward in the Iran war, the Fund performed in line with the broader small and mid-cap markets. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Small/Mid Cap ETF - NAV
Inspire Small/Mid Cap Index
Russell 2000® Index
S&P SmallCap 600® Equal Weight Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$25,557
$23,480
$23,430
$22,039
02/27/17
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24
05/31/25
05/31/26

Table Summary
	Inspire Small/Mid Cap ETF - NAV	Inspire Small/Mid Cap Index	Russell 2000® Index	S&P SmallCap 600® Equal Weight Index
02/27/17	$10,000	$10,000	$10,000	$10,000
05/31/17	$9,728	$9,734	$9,767	$9,579
05/31/18	$11,504	$11,689	$11,796	$11,782
05/31/19	$10,492	$10,580	$10,729	$10,196
05/31/20	$9,549	$9,694	$10,360	$9,131
05/31/21	$15,997	$16,937	$17,048	$17,639
05/31/22	$14,856	$15,892	$14,165	$15,993
05/31/23	$14,244	$15,301	$13,502	$14,536
05/31/24	$17,194	$18,579	$16,218	$16,926
05/31/25	$16,835	$18,265	$16,410	$16,424
05/31/26	$23,430	$25,557	$23,480	$22,039

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Small/Mid Cap ETF - NAV	22.90%	39.18%	7.93%	9.64%
Inspire Small/Mid Cap Index	23.18%	39.93%	8.58%	10.67%
Russell 2000® Index	17.47%	43.08%	6.61%	9.66%
S&P SmallCap 600® Equal Weight Index	16.48%	34.19%	4.55%	8.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

  Net Assets$316,824,054
  Number of Portfolio Holdings499
  Advisory Fee $392,704
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
17.1%
Industrials
15.2%
Financials
15.1%
Consumer Discretionary
11.6%
Health Care
9.6%
Real Estate
7.8%
Materials
7.1%
Energy
5.3%
Consumer Staples
4.8%
Utilities
2.7%
Communications
2.6%
Money Market Funds
1.3%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.3%
Communications	2.6%
Utilities	2.7%
Consumer Staples	4.8%
Energy	5.3%
Materials	7.1%
Real Estate	7.8%
Health Care	9.6%
Consumer Discretionary	11.6%
Financials	15.1%
Industrials	15.2%
Technology	17.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
agilon health, Inc.	2.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class	1.3%
MaxLinear, Inc., Class A	0.9%
Ambiq Micro, Inc.	0.5%
Penguin Solutions, Inc.	0.5%
Vishay Intertechnology, Inc.	0.5%
Redwire Corporation	0.5%
Kopin Corporation	0.4%
Aehr Test Systems	0.4%
T1 Energy, Inc.	0.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire Small/Mid Cap ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/ismd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-ISMD

Inspire Capital Appreciation ETF

(RISN) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Inspire Capital Appreciation ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.inspireetf.com/etf/risn. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Capital Appreciation ETF	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 4.64%. Since the Fund has a current target of 80% to be invested in US large cap stocks, most of this positive performance was driven by the upward momentum in the US large-cap equity markets during the period. Security selection in the Communication Services and Energy sectors helped with positive performance, but the sectors that caused the largest drag on performance were the Health Care and Consumer Discretionary sectors. The Fund is also currently invested at a 20% level in Treasury exposure, which was only slightly positive within the Fund for the period due to the belief that interest rate cuts by the Federal Reserve will not resume until 2027 at the earliest. Although there was volatility in both the equity and fixed income markets during the period, the Fund performed in line with the broader large-cap market as well as the intermediate fixed income markets. During the six-month  period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Capital Appreciation ETF - NAV
S&P Target Risk Moderate Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$15,027
$14,337
Jul-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Inspire Capital Appreciation ETF - NAV	S&P Target Risk Moderate Index
Jul-2020	$10,000	$10,000
May-2021	$11,922	$11,202
May-2022	$11,205	$10,396
May-2023	$10,561	$10,348
May-2024	$12,317	$11,462
May-2025	$12,936	$12,457
May-2026	$15,027	$14,337

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (July 15, 2020)
Inspire Capital Appreciation ETF - NAV	4.64%	16.17%	4.74%	7.18%
S&P Target Risk Moderate Index	5.60%	15.09%	5.06%	6.32%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-658-9473.

Fund Statistics

  Net Assets$87,303,103
  Number of Portfolio Holdings28
  Advisory Fee $215,493
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	80.8%
Exchange-Traded Funds	19.2%
Money Market Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.7%
Industrials
20.1%
Fixed Income
19.1%
Consumer Discretionary
15.7%
Energy
6.8%
Health Care
4.5%
Communications
4.0%
Materials
2.7%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	2.7%
Communications	4.0%
Health Care	4.5%
Energy	6.8%
Consumer Discretionary	15.7%
Fixed Income	19.1%
Industrials	20.1%
Technology	26.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab Short-Term U.S. Treasury ETF	19.1%
Fortinet, Inc.	4.9%
Super Micro Computer, Inc.	4.2%
Old Dominion Freight Line, Inc.	4.1%
Landstar System, Inc.	4.1%
Sirius XM Holdings, Inc.	4.0%
Texas Pacific Land Corporation	3.7%
Deckers Outdoor Corporation	3.3%
Mueller Industries, Inc.	3.2%
Hess Midstream, L.P., Class A	3.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Inspire Capital Appreciation ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com/etf/risn), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-RISN

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)      Long Form Financial Statements

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap ETF (ISMD)

Inspire Corporate Bond ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ETF (WWJD)

Inspire Capital Appreciation ETF (RISN)

Inspire Growth ETF (GLRY)

Inspire Fidelis Multi Factor ETF (FDLS)

Inspire 500 ETF (PTL)

Semi-Annual Financial Statements and
Additional Information

May 31, 2026

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 0.3%
552	Curtiss-Wright Corporation	$412,681

	APPAREL & TEXTILE PRODUCTS - 0.7%
3,679	Deckers Outdoor Corporation(a)	418,854
189	Hermes International SCA	357,186
75,197	PRADA SpA	351,955
		1,127,995
	ASSET MANAGEMENT - 1.0%
11,246	3i Group PLC	344,574
9,029	Brookfield Corporation	411,257
4,857	Julius Baer Group Ltd.	398,423
335	Partners Group Holding A.G.	355,072
		1,509,326
	AUTOMOTIVE - 1.8%
6,655	BorgWarner, Inc.	477,962
5,146	Continental A.G.	428,393
29,494	Denso Corporation	353,339
1,069	Ferrari N.V.	363,706
130,472	Geely Automobile Holdings Ltd.	313,324
11,228	Mahindra & Mahindra Ltd.	361,542
1,211	Samsung SDI Company Ltd.(a)	552,386
		2,850,652
	BANKING - 4.7%
1,208,614	Bank Mandiri Persero Tbk P.T.	275,745
5,893	Bank Polska Kasa Opieki S.A.	393,072
1,690,981	Bank Rakyat Indonesia Persero Tbk P.T.	278,946
3,032	Commonwealth Bank of Australia	359,673
7,485	Danske Bank A/S	394,144
190	First Citizens BancShares, Inc., Class A	378,197
374,495	First Financial Holding Company Ltd.	327,031
33,076	Grupo Financiero Banorte SAB de CV	344,559
59,886	Intesa Sanpaolo SpA	405,690
20,472	KakaoBank Corporation	304,031
2,952	KBC Group N.V.	392,418

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	BANKING - 4.7% (Continued)
12,386	National Australia Bank Ltd.	$332,377
3,234	OTP Bank Nyrt	443,102
14,648	Powszechna Kasa Oszczednosci Bank Polski S.A.	416,021
13,856	Regions Financial Corporation	387,968
79,343	SCB X PCL	327,985
3,873	SouthState Bank Corporation	366,967
20,101	Standard Bank Group Ltd.	389,755
12,380	United Overseas Bank Ltd.	364,745
5,143	Western Alliance Bancorp	409,639
		7,292,065
	BEVERAGES - 0.2%
1,882	Coca-Cola Consolidated, Inc.	326,075

	BIOTECH & PHARMA - 2.3%
2,479	Celltrion, Inc.	317,043
6,453	Chugai Pharmaceutical Company Ltd.	319,763
3,628	CSL Ltd.	251,960
1,351	Genmab A/S(a)	359,288
70,516	H Lundbeck A/S	404,998
3,869	Incyte Corporation(a)	374,287
2,719	Neurocrine Biosciences, Inc.(a)	430,417
13,235	Roivant Sciences Ltd.(a)	396,918
7,541	Royalty Pharma plc, Class A	420,486
1,205	UCB S.A.	353,825
		3,628,985
	CHEMICALS - 3.8%
6,170	Akzo Nobel N.V.	472,610
1,976	Albemarle Corporation	348,606
2,554	CF Industries Holdings, Inc.	286,942
1,195,973	Chandra Asri Pacific Tbk P.T.	119,377
35,668	Clariant A.G.	366,762
9,277	Croda International plc	379,951
437	EMS-Chemie Holding A.G.	399,518
18,290	Evonik Industries A.G.	358,673

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	CHEMICALS - 3.8% (Continued)
105	Givaudan S.A.	$390,165
4,261	LyondellBasell Industries N.V., Class A	283,996
4,591	Nutrien Ltd.	314,319
3,570	RPM International, Inc.	378,313
11,477	Solvay S.A.	346,506
6,229	Syensqo S.A.	488,320
4,127	Symrise A.G.	380,828
3,020	Westlake Corporation	262,227
6,109	Yara International ASA	332,175
		5,909,288
	COMMERCIAL SUPPORT SERVICES - 1.9%
25,262	ALS Ltd.	428,388
11,587	Bureau Veritas S.A.	351,449
2,078	Cintas Corporation	355,878
7,289	Intertek Group plc	522,256
1,584	Republic Services, Inc.	317,497
6,605	Rollins, Inc.	314,398
3,324	SGS S.A.	378,552
1,522	Waste Management, Inc.	321,842
		2,990,260
	CONSTRUCTION MATERIALS - 1.7%
1,073	Carlisle Companies, Inc.	369,981
4,307	Holcim A.G.	427,256
609	Martin Marietta Materials, Inc.	354,219
55,808	Siam Cement PCL (The)	389,354
2,156	Sika A.G.	423,498
1,312	Vulcan Materials Company	371,191
13,518	Wienerberger A.G.	381,633
		2,717,132
	CONTAINERS & PACKAGING - 0.9%
2,838	AptarGroup, Inc.	328,782
10,904	Huhtamaki OYJ	348,541
10,002	International Paper Company	334,767

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	CONTAINERS & PACKAGING - 0.9% (Continued)
1,674	Packaging Corp of America	$366,456
		1,378,546
	DATA CENTER REIT - 0.2%
1,998	Digital Realty Trust, Inc.	379,620

	DIVERSIFIED INDUSTRIALS - 0.7%
6,650	Alfa Laval A.B.	374,111
1,726	Dover Corporation	364,807
406	Parker-Hannifin Corporation	342,920
		1,081,838
	ELECTRIC UTILITIES - 5.1%
688,492	Aboitiz Equity Ventures, Inc.	355,769
8,151	CenterPoint Energy, Inc.	344,461
37,611	CLP Holdings Ltd.	367,142
4,536	CMS Energy Corporation	329,178
16,117	E.ON S.E.	342,195
67,947	EDP - Energias de Portugal S.A.	346,156
22,479	EDP Renewables S.A.(b)	371,591
8,505	Endesa S.A.	355,797
3,972,013	Enel Americas S.A.	348,148
32,530	Enel SpA	365,260
3,154	Entergy Corporation	343,944
4,295	Evergy, Inc.	352,362
1,136,943	First Gen Corporation	288,208
6,247	Fortis, Inc.	345,473
14,112	Fortum OYJ	330,081
15,509	Iberdrola S.A.	352,806
7,316	OGE Energy Corporation	345,535
5,411	RWE A.G.	344,405
10,319	SSE PLC	323,954
30,934	Terna - Rete Elettrica Nazionale	355,532
129,929	Vector Ltd.	392,237
4,613	Verbund A.G.	309,704

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ELECTRIC UTILITIES - 5.1% (Continued)
3,040	WEC Energy Group, Inc.	$337,592
		7,947,530
	ELECTRICAL EQUIPMENT - 3.7%
5,493	A O Smith Corporation	311,563
4,504	ABB Ltd.	482,580
1,679	AMETEK, Inc.	379,202
2,933	Amphenol Corporation, Class A	436,313
2,912	Bloom Energy Corporation, Class A(a)	829,919
42,704	Delta Electronics Thailand PCL	463,304
5,524	Kone OYJ, Class B	330,332
17,863	Miura Company Ltd.	361,376
3,104	Nextpower, Inc., Class A(a)	485,466
1,342	Schneider Electric S.E.	422,624
866	Trane Technologies PLC	390,826
5,591	Trimble, Inc.(a)	315,388
1,492	Vertiv Holdings Company, Class A	471,039
		5,679,932
	ENGINEERING & CONSTRUCTION - 1.2%
26,563	AFRY A.B.	329,140
497	EMCOR Group, Inc.	410,930
5,575	Ferrovial S.E.	381,769
45,370	Worley Ltd.	422,030
2,267	WSP Global, Inc.	321,004
		1,864,873
	ENTERTAINMENT CONTENT - 0.3%
63,176	Bollore S.E.	400,930

	FOOD - 2.4%
13,878	AAK A.B.(b)	373,083
12,571	Ajinomoto Company, Inc.	406,655
22,283	Conagra Brands, Inc.	295,918
105,852	Grupo Bimbo S.A.B. de C.V.	364,386
8,540	Lamb Weston Holdings, Inc.	368,757
6,019	Mondelez International, Inc., Class A	368,182

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	FOOD - 2.4% (Continued)
146,018	Premier Foods PLC	$396,854
74,021	Tate & Lyle plc	503,443
15,798	The Campbell’s Company(b)	333,496
117,522	Wilmar International Ltd.	330,594
		3,741,368
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
34,087	Suzano S.A.	281,060
11,659	UPM-Kymmene OYJ	340,575
		621,635
	GAS & WATER UTILITIES - 1.7%
2,529	American Water Works Company, Inc.	311,750
1,894	Atmos Energy Corporation	320,332
8,549	Essential Utilities, Inc.	315,373
76,713	Hera SpA	345,083
387,878	Hong Kong & China Gas Company Ltd.	354,872
11,699	Naturgy Energy Group S.A.	389,512
7,534	NiSource, Inc.	348,221
46,856	Snam SpA	342,510
		2,727,653
	HEALTH CARE FACILITIES & SERVICES - 1.3%
6,861	Fresenius S.E. & Company KGaA	290,304
4,293	HealthEquity, Inc.(a)	377,741
3,326	ICON plc(a)	452,569
2,108	IQVIA Holdings, Inc.(a)	384,099
2,662	Molina Healthcare, Inc.(a)	462,123
		1,966,836
	HEALTH CARE REIT - 1.0%
7,570	Alexandria Real Estate Equities, Inc.	376,078
21,187	Healthpeak Properties, Inc.	405,731
4,294	Ventas, Inc.	362,499
1,792	Welltower, Inc.	367,951
		1,512,259

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HOME & OFFICE PRODUCTS - 0.3%
7,079	SEB S.A.	$412,749

	HOME CONSTRUCTION - 1.4%
2,191	Armstrong World Industries, Inc.	345,959
2,638	DR Horton, Inc.	388,023
524	Geberit A.G.	344,705
3,670	Mohawk Industries, Inc.(a)	394,231
55	NVR, Inc.(a)	335,764
3,076	PulteGroup, Inc.	363,522
		2,172,204
	HOTEL REIT - 0.3%
18,472	Host Hotels & Resorts, Inc.	424,487

	HOUSEHOLD PRODUCTS - 0.4%
4,002	Beiersdorf A.G.	322,980
2,047	LG H&H Company Ltd.	335,894
		658,874
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
1,695	Chart Industries, Inc.(a)	352,255
909	Valmont Industries, Inc.	472,507
		824,762
	INDUSTRIAL REIT - 0.8%
20,359	Goodman Group	463,497
2,718	Prologis, Inc.	389,951
10,744	Rexford Industrial Realty, Inc.	381,090
		1,234,538
	INDUSTRIAL SUPPORT SERVICES - 1.0%
1,355	Applied Industrial Technologies, Inc.	411,663
7,754	Fastenal Company	342,727
489	United Rentals, Inc.	486,882
1,003	Watsco, Inc.	368,201
		1,609,473
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
100,767	B3 S.A. - Brasil Bolsa Balcao	329,111

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.2% (Continued)
1,241	Cboe Global Markets, Inc.	$413,948
2,170	Coinbase Global, Inc., Class A(a)	410,195
1,245	Deutsche Boerse A.G.	359,615
1,225	Evercore, Inc., Class A	417,554
7,177	Hong Kong Exchanges & Clearing Ltd.	366,137
5,484	Interactive Brokers Group, Inc., Class A	476,943
2,232	Intercontinental Exchange, Inc.	330,001
3,084	London Stock Exchange Group plc	374,732
		3,478,236
	INSURANCE - 4.3%
32,335	AIA Group Ltd.	339,364
5,206	ASR Nederland N.V.	390,511
50,076	BB Seguridade Participacoes S.A.	346,244
5,372	Brown & Brown, Inc.	302,175
2,239	Cincinnati Financial Corporation	352,463
39,714	Daiichi Life Group, Inc.	407,950
1,410	Erie Indemnity Company, Class A	300,429
211	Fairfax Financial Holdings Ltd.	328,319
1,966	Intact Financial Corporation	386,180
108,842	Legal & General Group plc	397,841
3,308	Loews Corporation	342,543
186	Markel Group, Inc.(a)	337,700
7,368	Power Corp of Canada	445,243
1,741	Progressive Corporation (The)	331,486
25,774	Prudential PLC	371,944
33,234	Sampo OYJ, A Shares	351,415
329	Swiss Life Holding A.G.	358,661
14,996	Tryg A/S	352,935
5,289	W R Berkley Corporation	336,063
		6,779,466
	INTERNET MEDIA & SERVICES - 0.7%
7,038	Naspers Ltd.	369,869
7,927	Prosus N.V.	360,839

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INTERNET MEDIA & SERVICES - 0.7% (Continued)
3,378	REA Group Ltd.	$361,816
		1,092,524
	MACHINERY - 5.1%
3,108	AGCO Corporation	348,966
5,103	ANDRITZ A.G.	464,937
40,852	Azbil Corporation	426,437
525	Caterpillar, Inc.	459,832
4,234	Donaldson Company, Inc.	346,638
10,205	FANUC Corporation	505,686
5,059	GEA Group AG	327,253
4,222	Graco, Inc.	318,550
4,543	Ingersoll Rand, Inc.	325,461
6,939	KION Group A.G.	354,964
2,662	Krones A.G.	367,686
1,435	Lincoln Electric Holdings, Inc.	370,933
21,155	Metso Outotec OYJ	404,245
1,364	Nordson Corporation	391,918
1,962	Regal Rexnord Corporation	395,853
9,669	Sandvik A.B.	394,297
915	SMC Corporation	397,047
982	Snap-on, Inc.	364,528
30,119	TOMRA Systems ASA	316,272
3,830	Toro Company (The)	344,240
35,044	WEG S.A.	306,094
		7,931,837
	MEDICAL EQUIPMENT & DEVICES - 2.8%
2,102	Align Technology, Inc.(a)	367,745
22,102	Baxter International, Inc.	415,076
1,293	Bio-Rad Laboratories, Inc., Class A(a)	404,037
5,241	Coloplast A/S - Series B	323,748
1,545	EssilorLuxottica S.A.	315,687
630	IDEXX Laboratories, Inc.(a)	355,024
1,685	Insulet Corporation(a)	244,224
280	Mettler-Toledo International, Inc.(a)	330,562

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.8% (Continued)
1,590	Sonova Holding A.G.	$422,946
1,595	STERIS plc	339,304
3,450	Straumann Holding A.G.	418,718
1,426	West Pharmaceutical Services, Inc.	460,326
		4,397,397
	METALS & MINING - 2.7%
1,833	Agnico Eagle Mines Ltd.	336,939
8,379	Antofagasta plc	462,452
10,136	BHP Group Ltd.	454,011
24,508	Fortescue Ltd.	393,051
1,506	Franco-Nevada Corporation	348,779
6,387	Freeport-McMoRan, Inc.	419,690
3,177	Rio Tinto Ltd.	423,943
2,211	Southern Copper Corporation	422,943
182,525	United Tractors Tbk P.T.	233,987
4,380	Valterra Platinum Limited	364,669
2,836	Wheaton Precious Metals Corporation	381,213
		4,241,677
	MULTI ASSET CLASS REIT - 0.2%
5,160	WP Carey, Inc.	384,007

	OFFICE REIT - 0.3%
6,763	BXP, Inc.	405,848

	OIL & GAS PRODUCERS - 5.2%
9,444	Aker BP ASA	339,688
8,028	APA Corporation	292,460
7,106	Canadian Natural Resources Ltd.	323,101
13,207	Cenovus Energy, Inc.	364,517
1,035	Delek Group Ltd.	318,086
13,331	Devon Energy Corporation	593,095
1,764	Diamondback Energy, Inc.	337,771
38,938	ENEOS Holdings, Inc.	319,176
12,449	Eni SpA	327,200

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	OIL & GAS PRODUCERS - 5.2% (Continued)
2,342	EOG Resources, Inc.	$312,376
8,144	Equinor ASA	295,130
3,147	Expand Energy Corporation	292,608
11,454	Inpex Corporation	259,192
10,419	Kinder Morgan, Inc.	323,823
28,235	MOL Hungarian Oil & Gas plc	358,661
4,877	OMV A.G.	350,755
3,778	ONEOK, Inc.	317,125
9,449	ORLEN S.A.	369,351
63,539	Santos Ltd.	356,725
1,410	Targa Resources Corporation	359,649
3,777	TotalEnergies S.E.	331,259
7,130	Tourmaline Oil Corporation	325,847
1,402	Valero Energy Corporation	343,238
14,518	Woodside Energy Group Ltd.	319,978
		8,130,811
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
8,930	Halliburton Company	346,931
6,803	SLB Ltd.	371,103
		718,034
	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
341,119	New World Development Company Ltd.(a)	357,796
1,022,899	SM Prime Holdings, Inc.	305,839
12,728	Sumitomo Realty & Development Company Ltd.	297,052
116,563	Swire Properties Ltd.	330,790
14,131	Vonovia S.E.	353,275
		1,644,752
	RENEWABLE ENERGY - 0.4%
1,889	First Solar, Inc.(a)	579,526

	RESIDENTIAL REIT - 1.9%
3,582	Camden Property Trust	381,698
5,605	Equity LifeStyle Properties, Inc.	346,221
5,979	Equity Residential	391,326

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RESIDENTIAL REIT - 1.9% (Continued)
1,444	Essex Property Trust, Inc.	$393,692
14,147	Invitation Homes, Inc.	413,800
2,878	Mid-America Apartment Communities, Inc.	371,463
2,778	Sun Communities, Inc.	343,527
10,412	UDR, Inc.	384,203
		3,025,930
	RETAIL - CONSUMER STAPLES - 1.7%
6,287	Alimentation Couche-Tard, Inc.	355,116
43,908	BIM Birlesik Magazalar A/S	356,867
128,316	Cencosud S.A.	302,658
2,971	Dollar General Corporation	328,622
15,043	Jeronimo Martins SGPS S.A.	318,690
47,168	President Chain Store Corporation	321,116
33,877	SM Investments Corporation	315,980
4,537	Sprouts Farmers Market, Inc.(a)	374,847
		2,673,896
	RETAIL - DISCRETIONARY - 0.8%
106	AutoZone, Inc.(a)	311,130
4,432	Builders FirstSource, Inc.(a)	337,984
3,356	Genuine Parts Company	331,237
3,803	O’Reilly Automotive, Inc.(a)	330,405
		1,310,756
	RETAIL REIT - 1.0%
12,209	Brixmor Property Group, Inc.	373,107
3,353	Federal Realty Investment Trust	401,119
4,676	Regency Centers Corporation	361,689
1,920	Simon Property Group, Inc.	393,427
		1,529,342
	SELF-STORAGE REIT - 0.5%
2,728	Extra Space Storage, Inc.	393,678
1,321	Public Storage	401,174
		794,852
	SEMICONDUCTORS - 6.9%
2,675	Advantest Corporation	439,549

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SEMICONDUCTORS - 6.9% (Continued)
1,189	Broadcom, Inc.	$531,210
872	Disco Corporation	356,378
3,212	Entegris, Inc.	445,793
8,188	Infineon Technologies A.G.	774,765
254	KLA Corporation	488,114
4,087	Lattice Semiconductor Corporation(a)	601,116
3,962	Marvell Technology, Inc.	812,209
5,809	Microchip Technology, Inc.	549,822
348	Monolithic Power Systems, Inc.	545,041
1,863	NXP Semiconductors N.V.	598,675
6,258	ON Semiconductor Corporation(a)	754,840
2,757	QUALCOMM, Inc.	692,062
24,957	Renesas Electronics Corporation	705,155
4,938	Semtech Corporation(a)	753,243
6,669	Skyworks Solutions, Inc.(b)	519,182
10,941	STMicroelectronics N.V.	752,417
1,262	Teradyne, Inc.	472,379
		10,791,950
	SOFTWARE - 5.4%
3,172	Akamai Technologies, Inc.(a)	474,341
2,247	Appfolio, Inc., Class A(a)	362,149
10,124	Bentley Systems, Inc., Class B	330,447
2,481	Check Point Software Technologies Ltd.(a)	335,059
4,651	CommVault Systems, Inc.(a)	552,306
206	Constellation Software, Inc.	421,694
18,035	Dassault Systemes S.E.(b)	395,647
3,024	Datadog, Inc., Class A(a)	747,986
4,425	Fortinet, Inc.(a)	610,517
2,681	Manhattan Associates, Inc.(a)	402,284
9,240	Nutanix, Inc., A(a)	481,127
6,279	Procore Technologies, Inc.(a)	310,748
995	Roper Technologies, Inc.	323,902
11,415	Samsara, Inc., Class A(a)	399,411
2,284	Snowflake, Inc., CLASS A(a)	583,676

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SOFTWARE - 5.4% (Continued)
5,255	SS&C Technologies Holdings, Inc.	$354,818
1,028	Tyler Technologies, Inc.(a)	321,918
1,993	Veeva Systems, Inc., Class A(a)	347,460
13,957	WiseTech Global Ltd.	361,291
2,548	Zscaler, Inc.(a)	356,032
		8,472,813
	SPECIALTY FINANCE - 0.2%
100,743	UWM Holdings Corporation	308,274

	STEEL - 1.3%
2,125	Nucor Corporation	531,250
1,167	Reliance, Inc.	444,359
2,035	Steel Dynamics, Inc.	529,405
8,176	voestalpine A.G.	461,641
		1,966,655
	TECHNOLOGY HARDWARE - 2.8%
3,008	Arista Networks, Inc.(a)	479,686
957	Ciena Corporation(a)	555,280
6,136	Everpure, Inc., Class A(a)	487,873
1,547	Garmin Ltd.	361,874
1,409	Jabil, Inc.	513,665
16,566	Super Micro Computer, Inc.(a)	763,528
1,387	Western Digital Corporation	736,788
84,000	Wistron Corporation	423,554
		4,322,248
	TECHNOLOGY SERVICES - 2.7%
5,411	Amdocs Ltd.	340,731
8,582	CoStar Group, Inc.(a)	276,340
18,794	Edenred S.E.	511,727
2,575	EPAM Systems, Inc.(a)	263,835
1,974	Equifax, Inc.	327,269
334	Fair Isaac Corporation(a)	417,697
9,363	Genpact Ltd.	308,511
2,239	Jack Henry & Associates, Inc.	305,220

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY SERVICES - 2.7% (Continued)
658	MSCI, Inc.	$415,448
3,764	Paychex, Inc.	365,033
1,868	Verisk Analytics, Inc.	326,881
4,788	Wolters Kluwer N.V.	340,835
		4,199,527
	TELECOMMUNICATIONS - 0.5%
31,182	MTN Group Ltd.	416,921
90,387	Singapore Telecommunications Ltd.	307,381
		724,302
	TRANSPORTATION & LOGISTICS - 3.9%
11,982	Aena SME S.A. 144A(d)	348,054
3,447	Canadian National Railway Company	408,075
8,795	CSX Corporation	398,062
1,510	DSV A/S	379,302
15,434	East Japan Railway Company	330,649
304,244	Eva Airways Corporation	348,921
2,477	Expeditors International of Washington, Inc.	391,341
1,706	JB Hunt Transport Services, Inc.	471,590
1,587	Kuehne + Nagel International A.G.	366,736
1,845	Old Dominion Freight Line, Inc.	415,402
15,343	Poste Italiane SpA 144A(b),(d)	453,918
6,257	Ryanair Holdings plc - ADR	380,300
1,775	Ryder System, Inc.	445,259
1,039	Saia, Inc.(a)	490,792
36,462	Transurban Group	392,639
		6,021,040
	TRANSPORTATION EQUIPMENT - 0.4%
3,105	Allison Transmission Holdings, Inc.	352,510
3,113	PACCAR, Inc.	343,582
		696,092
	WHOLESALE - CONSUMER STAPLES - 0.4%
2,773	Bunge Global S.A.	341,911
28,024	ITOCHU Corporation	340,567
		682,478

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares				Fair Value
	COMMON STOCKS — 98.3% (Continued)
	WHOLESALE - DISCRETIONARY - 0.4%
10,735	Copart, Inc.(a)			$351,786
1,749	Pool Corporation			317,269
				669,055

	TOTAL COMMON STOCKS (Cost $127,997,791)			153,377,891

	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
4,077	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $156,902)			349,104

		Expiration Date	Exercise Price
	RIGHTS — 0.0%(e)
	ASSET MANAGEMENT - 0.0% (e)
4,354	TPG, Inc. - CVR(a)(g)(h)	12/31/2027	$3	—

	MEDICAL EQUIPMENT & DEVICES - 0.0% (e)
1,226	ABIOMED, Inc. - CVR(a)(g)(h)	12/31/2029	$35	—

	TOTAL RIGHTS (Cost $0)			—

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 1.2%
	MONEY MARKET FUND – 1.2%
1,835,375	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.55% (Cost $1,835,375)(c)(f)	$1,835,375

	TOTAL INVESTMENTS - 99.7% (Cost $129,990,068)	$155,562,370
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	546,346
	NET ASSETS - 100.0%	$156,108,716

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

CVR	- Contingent Value Right

KGaA	- Kommanditgesellschaft auf Aktien

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamloze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $1,761,470.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2026. Total collateral had a value of $1,835,375 at May 31, 2026.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is $801,972 or 0.5% of net assets.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of May 31, 2026.

(g)	The fair value of this investment is determined using significant unobservable inputs.

(h)	Illiquid security. The total fair value of these securities as of May 31, 2026 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
United States	48.8%
Switzerland	4.0%
Japan	4.0%
Canada	3.7%
Australia	3.4%
Germany	3.2%
United Kingdom	2.9%
Netherlands	2.5%
France	2.2%
Italy	1.9%
Denmark	1.4%
Hong Kong	1.4%
Finland	1.4%
Austria	1.3%
Spain	1.2%
Belgium	1.0%
Ireland	1.0%
South Africa	1.0%
South Korea	1.0%
Sweden	0.9%
Taiwan	0.9%
Norway	0.8%
Philippines	0.8%
Brazil	0.8%
Thailand	0.8%
Poland	0.8%
Singapore	0.6%
Indonesia	0.6%
Hungary	0.5%
Mexico	0.5%
Bermuda	0.5%
Portugal	0.4%
Israel	0.4%
Chile	0.4%
New Zealand	0.3%
Curaçao	0.2%
India	0.2%
Turkey	0.2%
Guernsey	0.2%
Cayman Islands	0.2%
Total Common Stocks	98.3%
Preferred Stock
Chile	0.2%
Total Preferred Stock	0.2%
Short-Term Investment	1.2%
Other Assets Less Liabilities - Net	0.3%
Total Net Assets	100.0%

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ADVERTISING & MARKETING - 0.5%
23,380	Advantage Solutions, Inc.(a)	$874,880
136,822	TechTarget, Inc.(a)	628,013
		1,502,893
	AEROSPACE & DEFENSE - 1.2%
4,945	AAR Corporation(a)	556,906
32,443	Amprius Technologies, Inc.(a)	657,944
6,662	Hexcel Corporation	598,181
26,221	Innovative Solutions and Support, Inc.(a)	452,050
63,215	Redwire Corporation(a)	1,553,193
		3,818,274
	APPAREL & TEXTILE PRODUCTS - 0.5%
21,928	Movado Group, Inc.	839,404
14,165	Oxford Industries, Inc.	632,042
		1,471,446
	ASSET MANAGEMENT - 0.8%
8,606	Cohen & Steers, Inc.	600,699
67,958	Compass Diversified Holdings	771,324
14,670	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	601,470
6,032	Oppenheimer Holdings, Inc., Class A	552,953
		2,526,446
	AUTOMOTIVE - 2.7%
26,972	Adient plc(a)	616,580
40,693	Aeva Technologies, Inc.(a),(b)	1,146,729
19,268	Cooper-Standard Holdings, Inc.(a)	584,398
16,170	Dana, Inc.	572,580
92,191	Dauch Corporation(a)	612,148
32,816	Fox Factory Holding Corporation(a)	592,001
24,623	Gentex Corporation	594,892
19,508	Gentherm, Inc.(a)	676,733
82,344	Goodyear Tire & Rubber Company (The)(a)	502,298
4,459	Lear Corporation	638,172
571,143	SES AI Corporation(a)	748,197
15,489	Standard Motor Products, Inc.	607,014

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	AUTOMOTIVE - 2.7% (Continued)
5,896	Visteon Corporation	$697,438
		8,589,180
	BANKING - 10.5%
7,734	1st Source Corporation	570,924
22,667	Alerus Financial Corporation	647,822
6,854	Ameris Bancorp	577,861
4,914	BancFirst Corporation	541,965
11,897	BankUnited, Inc.	551,902
16,489	Bar Harbor Bankshares	576,126
30,208	Bridgewater Bancshares, Inc.(a)	569,723
16,881	Byline Bancorp, Inc.	558,592
11,255	Camden National Corporation	563,088
12,312	Capital City Bank Group, Inc.	561,920
4,500	City Holding Company	559,395
9,162	Community Financial System, Inc.	583,070
7,776	Customers Bancorp, Inc.(a)	584,289
21,448	Eagle Bancorp, Inc.	585,316
40,708	Farmers National Banc Corporation	577,239
10,305	FB Financial Corporation	542,970
33,545	First Bank	524,644
21,265	First Busey Corporation	582,023
30,510	First Commonwealth Financial Corporation	577,859
19,215	First Financial Bancorp	591,053
18,135	First Financial Bankshares, Inc.	592,652
15,883	First Interstate BancSystem, Inc., Class A	565,435
13,836	First Merchants Corporation	557,591
14,151	Five Star Bancorp	597,597
41,202	Flagstar Financial, Inc.	579,300
32,111	FNB Corporation	561,300
26,462	Fulton Financial Corporation	573,961
11,945	Glacier Bancorp, Inc.	567,985
8,508	Great Southern Bancorp, Inc.	610,448
14,974	Hilltop Holdings, Inc.	564,819
19,893	Home BancShares, Inc.	532,337

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	BANKING - 10.5% (Continued)
47,975	Hope Bancorp, Inc.	$601,607
32,336	Horizon Bancorp, Inc.	599,833
7,969	International Bancshares Corporation	575,043
9,363	Lakeland Financial Corporation	567,679
16,140	Live Oak Bancshares, Inc.	613,803
10,622	Mercantile Bank Corporation	562,860
12,490	Merchants Bancorp	588,779
12,589	NBT Bancorp, Inc.	582,115
42,151	Northwest Bancshares, Inc.	596,437
16,254	Peoples Bancorp, Inc.	565,314
7,981	Prosperity Bancshares, Inc.	550,370
14,829	Renasant Corporation	603,837
7,575	Republic Bancorp, Inc., Class A	613,195
12,828	S&T Bancorp, Inc.	578,415
7,375	ServisFirst Bancshares, Inc.	575,176
27,625	Simmons First National Corporation, Class A	592,556
13,661	SmartFinancial, Inc.	569,664
17,293	Southside Bancshares, Inc.	566,519
5,645	Texas Capital Bancshares, Inc.	561,621
38,260	TFS Financial Corporation	608,716
15,895	Towne Bank	541,543
12,953	United Bankshares, Inc.	562,290
17,003	United Community Banks, Inc.	560,249
10,395	Unity Bancorp, Inc.	580,665
43,964	Valley National Bancorp	605,384
15,551	WesBanco, Inc.	538,842
10,301	Westamerica BanCorporation	571,602
		33,365,320
	BEVERAGES - 0.3%
130,552	Westrock Coffee Company(a),(b)	1,048,333

	BIOTECH & PHARMA - 2.7%
59,002	ADMA Biologics, Inc.(a)	470,836
15,430	Agios Pharmaceuticals, Inc.(a)	453,642

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	BIOTECH & PHARMA - 2.7% (Continued)
22,942	Arcutis Biotherapeutics, Inc.(a)	$492,335
90,730	Ardelyx, Inc.(a)	548,009
56,339	BioCryst Pharmaceuticals, Inc.(a)	501,980
64,687	Biohaven Ltd.(a)	712,205
8,176	Cytokinetics, Inc.(a)	627,590
364,479	Geron Corporation(a)	455,599
23,612	Pacira BioSciences, Inc.(a)	548,271
142,044	Precigen, Inc.(a)	616,471
9,149	Prestige Consumer Healthcare, Inc.(a)	434,852
5,148	Protagonist Therapeutics, Inc.(a)	512,535
7,901	PTC Therapeutics, Inc.(a)	583,489
23,033	Syndax Pharmaceuticals, Inc.(a)	451,216
16,446	Viking Therapeutics, Inc.(a)	538,442
44,471	Xencor, Inc.(a)	528,315
		8,475,787
	CABLE & SATELLITE - 0.1%
5,781	Cable One, Inc.(a)	303,792

	CHEMICALS - 3.7%
22,312	AdvanSix, Inc.	500,681
14,829	Avient Corporation	525,243
3,166	Balchem Corporation	496,207
7,125	Cabot Corporation	623,509
15,111	Calumet, Inc.(a)	535,987
24,492	Chemours Company (The)	542,743
41,720	Ecovyst, Inc.(a)	550,287
3,482	Hawkins, Inc.	538,909
8,733	HB Fuller Company	559,611
7,540	Ingevity Corporation(a)	511,363
7,357	Innospec, Inc.	610,190
3,729	Materion Corporation	820,528
7,641	Minerals Technologies, Inc.	588,510
84,723	Orion S.A.	647,284
4,385	Quaker Chemical Corporation	629,379

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CHEMICALS - 3.7% (Continued)
4,983	Rogers Corporation(a)	$705,194
6,207	Sensient Technologies Corporation	706,667
10,793	Stepan Company	570,410
55,361	Tronox Holdings PLC, Class A	440,120
2,639	WD-40 Company	527,721
		11,630,543
	COMMERCIAL SUPPORT SERVICES - 3.0%
14,016	ABM Industries, Inc.	547,465
12,410	Alarm.com Holdings, Inc.(a)	559,815
6,643	Brady Corporation, Class A	571,829
45,542	BrightView Holdings, Inc.(a)	562,899
5,236	Brink’s Company (The)	544,649
20,080	CBIZ, Inc.(a)	666,656
3,337	CRA International, Inc.	463,009
20,536	Distribution Solutions Group, Inc.(a)	554,472
115,921	Emerald Holding, Inc.	579,605
27,165	Enviri Corporation(a)	563,674
19,774	Insperity, Inc.	681,610
18,088	Kforce, Inc.	849,955
58,250	Target Hospitality Corporation(a)	1,011,219
2,148	UniFirst Corporation	570,122
7,089	Willdan Group, Inc.(a)	643,965
		9,370,944
	CONSTRUCTION MATERIALS - 1.0%
16,128	Apogee Enterprises, Inc.	619,476
157,856	Aspen Aerogels, Inc.(a)	1,010,279
6,918	Northwest Pipe Company(a)	816,047
14,753	Trex Company, Inc.(a)	610,774
		3,056,576
	CONSUMER SERVICES - 1.5%
180,783	Coursera, Inc.(a)	974,421
505	Graham Holdings Company, Class B	554,131
3,166	Grand Canyon Education, Inc.(a)	474,425
15,459	Laureate Education, Inc., Class A(a)	494,533

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CONSUMER SERVICES - 1.5% (Continued)
13,225	Lincoln Educational Services Corporation(a)	$612,582
20,885	Matthews International Corporation, Class A	554,288
15,085	Universal Technical Institute, Inc.(a)	564,330
30,457	Upbound Group, Inc.	585,079
		4,813,789
	CONTAINERS & PACKAGING - 1.3%
19,071	Karat Packaging, Inc.	517,206
25,716	Myers Industries, Inc.	586,325
51,908	O-I Glass, Inc.(a)	454,195
150,569	Ranpak Holdings Corporation(a)	1,038,926
13,815	Silgan Holdings, Inc.	518,891
9,988	Sonoco Products Company	486,216
14,843	TriMas Corporation	607,524
		4,209,283
	E-COMMERCE DISCRETIONARY - 0.1%
23,813	Revolve Group, Inc.(a)	466,735

	ELECTRIC UTILITIES - 1.2%
7,810	Black Hills Corporation	568,724
36,264	Hawaiian Electric Industries, Inc.(a)	482,311
3,760	IDACORP, Inc.	527,415
6,954	MGE Energy, Inc.	525,027
4,800	Ormat Technologies, Inc.	658,705
9,189	TXNM Energy, Inc.	544,081
10,243	Unitil Corporation	512,457
		3,818,720
	ELECTRICAL EQUIPMENT - 2.5%
6,453	AAON, Inc.	904,710
1,715	Advanced Energy Industries, Inc.	518,239
997	Argan, Inc.	665,019
3,554	Badger Meter, Inc.	440,341
4,726	Belden, Inc.	496,608
11,085	Cognex Corporation	729,947
1,912	ESCO Technologies, Inc.	558,113

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ELECTRICAL EQUIPMENT - 2.5% (Continued)
6,067	Itron, Inc.(a)	$500,406
22,777	Kimball Electronics, Inc.(a)	590,608
51,543	Lightbridge Corporation(a)	591,714
2,499	Modine Manufacturing Company(a)	696,996
2,023	OSI Systems, Inc.(a)	438,485
15,385	Sensata Technologies Holding PLC	759,865
		7,891,051
	ENGINEERING & CONSTRUCTION - 0.7%
8,256	Exponent, Inc.	481,490
2,025	Installed Building Products, Inc.	425,210
1,910	MYR Group, Inc.(a)	888,264
3,751	Primoris Services Corporation	471,801
		2,266,765
	ENTERTAINMENT CONTENT - 0.2%
56,188	Reservoir Media, Inc.(a)	579,860

	FOOD - 1.9%
6,832	Cal-Maine Foods, Inc.	510,487
8,718	Darling Ingredients, Inc.(a)	515,234
66,836	Flowers Foods, Inc.	510,627
36,680	Herbalife Ltd.(a)	438,693
6,733	J & J Snack Foods Corporation	512,516
6,580	John B Sanfilippo & Son, Inc.	492,908
28,671	Lifeway Foods, Inc.(a)	683,229
3,831	Marzetti Company (The)	428,842
5,327	Nathan’s Famous, Inc.	537,494
5,453	Post Holdings, Inc.(a)	500,804
30,706	USANA Health Sciences, Inc.(a)	561,920
38,784	Vital Farms, Inc.(a)	388,228
		6,080,982
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
7,411	Louisiana-Pacific Corporation	566,052
12,858	Sylvamo Corporation	504,934
		1,070,986

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	GAS & WATER UTILITIES - 1.5%
7,099	American States Water Company	$548,539
4,327	Chesapeake Utilities Corporation	533,606
26,044	MDU Resources Group, Inc.	549,007
10,307	Middlesex Water Company	541,427
9,834	New Jersey Resources Corporation	543,329
6,264	ONE Gas, Inc.	486,963
6,201	Southwest Gas Holdings, Inc.	534,588
5,965	Spire, Inc.	490,681
17,621	York Water Company (The)	526,868
		4,755,008
	HEALTH CARE FACILITIES & SERVICES - 3.7%
23,262	Acadia Healthcare Company, Inc.(a)	539,678
5,710	Addus HomeCare Corporation(a)	523,493
67,045	agilon health, Inc.(a)	6,186,912
9,987	CorVel Corporation(a)	616,697
87,727	Ginkgo Bioworks Holdings, Inc.(a)	822,002
3,347	National HealthCare Corporation	617,254
72,347	NeoGenomics, Inc.(a)	761,090
9,539	RadNet, Inc.(a)	529,701
32,911	Select Medical Holdings Corporation	543,032
45,377	Surgery Partners, Inc.(a)	606,237
		11,746,096
	HEALTH CARE REIT - 0.9%
14,599	CareTrust REIT, Inc.	595,931
79,253	Diversified Healthcare Trust	659,385
116,029	Medical Properties Trust, Inc.	592,908
6,598	National Health Investors, Inc.	483,567
27,753	Sabra Health Care REIT, Inc.	552,007
		2,883,798
	HOME & OFFICE PRODUCTS - 0.2%
16,024	HNI Corporation	499,789

	HOME CONSTRUCTION - 1.8%
8,350	Green Brick Partners, Inc.(a)	561,621

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HOME CONSTRUCTION - 1.8% (Continued)
7,418	Griffon Corporation	$652,636
21,407	Interface, Inc.	633,647
455,211	JELD-WEN Holding, Inc.(a)	983,255
10,479	KB Home	512,004
13,780	LGI Homes, Inc.(a)	658,821
4,401	M/I Homes, Inc.(a)	579,260
8,737	Meritage Homes Corporation	570,002
9,239	Taylor Morrison Home Corporation(a)	540,482
		5,691,728
	HOTEL REIT - 1.3%
57,040	DiamondRock Hospitality Company	626,870
42,284	Pebblebrook Hotel Trust	644,831
72,160	RLJ Lodging Trust	702,117
5,816	Ryman Hospitality Properties, Inc.	669,596
404,210	Service Properties Trust	723,537
36,077	Xenia Hotels & Resorts, Inc.	626,657
		3,993,608
	HOUSEHOLD PRODUCTS - 1.5%
14,540	Central Garden & Pet Company(a)	559,499
25,580	Edgewell Personal Care Company	448,162
32,841	Energizer Holdings, Inc.	598,363
37,908	Helen of Troy Ltd.(a)	1,028,823
182,644	Honest Company, Inc. (The)(a)	639,254
5,981	Interparfums, Inc.	564,427
74,031	Nu Skin Enterprises, Inc., Class A	428,639
30,200	Quanex Building Products Corporation	562,022
		4,829,189
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
2,171	Enpro, Inc.	666,475
13,550	Gibraltar Industries, Inc.(a)	523,708
104,780	Janus International Group, Inc.(a)	559,525
2,105	Standex International Corporation	583,106
5,373	Timken Company (The)	687,637

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2% (Continued)
1,346	Valmont Industries, Inc.	$699,664
		3,720,115
	INDUSTRIAL REIT - 0.4%
9,276	First Industrial Realty Trust, Inc.	573,906
11,541	LXP Industrial Trust	595,977
		1,169,883
	INDUSTRIAL SUPPORT SERVICES - 0.2%
92,070	Hudson Technologies, Inc.(a)	489,812

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
24,280	Amerant Bancorp, Inc.	551,642

	INSURANCE - 1.8%
16,088	AMERISAFE, Inc.	493,097
13,019	Employers Holdings, Inc.	566,327
66,255	Genworth Financial, Inc., Class A(a)	567,143
12,522	Horace Mann Educators Corporation	572,631
17,615	Kemper Corporation	434,562
6,076	Mercury General Corporation	595,630
14,306	NMI Holdings, Inc., Class A(a)	513,585
21,712	ProAssurance Corporation(a)	520,871
9,383	RLI Corporation	469,525
7,347	Safety Insurance Group, Inc.	515,539
20,952	Trupanion, Inc.(a)	457,173
		5,706,083
	INTERNET MEDIA & SERVICES - 0.8%
78,922	Angi, Inc.(a)	462,483
45,898	Groupon, Inc.(a)	928,516
25,936	HealthStream, Inc.	647,622
64,843	Serve Robotics, Inc.(a),(b)	606,282
		2,644,903
	LEISURE FACILITIES & SERVICES - 0.9%
9,766	Cheesecake Factory, Inc. (The)	644,947
18,950	Cinemark Holdings, Inc.	530,600

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9% (Continued)
7,768	Kura Sushi USA, Inc.(a)	$436,484
31,084	Lindblad Expeditions Holdings, Inc.(a)	713,377
16,523	United Parks & Resorts, Inc.(a)	663,068
		2,988,476
	LEISURE PRODUCTS - 1.1%
7,379	Brunswick Corporation	618,065
38,515	Callaway Golf Company(a)	593,131
11,412	Johnson Outdoors, Inc., Class A	510,801
9,790	Polaris, Inc.	690,880
6,698	Thor Industries, Inc.	529,678
16,903	Winnebago Industries, Inc.	501,850
		3,444,405
	MACHINERY - 2.6%
10,366	Albany International Corporation, Class A	670,577
10,082	Astec Industries, Inc.	507,730
9,090	CECO Environmental Corporation(a)	679,478
37,092	Columbus McKinnon Corporation	591,988
53,748	Energy Recovery, Inc.(a)	439,121
5,849	Franklin Electric Company, Inc.	575,425
8,659	Gorman-Rupp Company (The)	648,992
8,245	Helios Technologies, Inc.	685,077
16,557	Hyster-Yale, Inc., Class A	601,350
4,213	John Bean Technologies Corporation	566,185
1,839	Kadant, Inc.	586,972
14,916	Kennametal, Inc.	489,245
4,518	Lindsay Corporation	493,772
8,169	Tennant Company	703,432
		8,239,344
	MEDICAL EQUIPMENT & DEVICES - 3.2%
21,999	Castle Biosciences, Inc.(a)	463,739
60,809	Embecta Corporation	205,534
24,011	Enovis Corporation(a)	544,569
4,969	Glaukos Corporation(a)	513,546
9,513	Haemonetics Corporation(a)	645,077

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
4,192	ICU Medical, Inc.(a)	$567,555
57,555	Integra LifeSciences Holdings Corporation(a)	923,183
120,932	Myriad Genetics, Inc.(a)	480,100
58,615	Neogen Corporation(a)	525,777
16,544	Omnicell, Inc.(a)	730,252
47,055	Orthofix Medical, Inc.(a)	436,200
25,360	Pulse Biosciences, Inc.(a)	634,000
109,310	SS Innovations International, Inc.(a)	430,681
28,234	Tandem Diabetes Care, Inc.(a)	485,625
11,591	Twist Bioscience Corporation(a)	775,090
2,784	UFP Technologies, Inc.(a)	612,758
50,663	Varex Imaging Corporation(a)	518,282
16,652	Veracyte, Inc.(a)	771,654
		10,263,622
	METALS & MINING - 0.4%
23,004	Compass Minerals International, Inc.(a)	734,287
29,167	Hecla Mining Company	518,298
		1,252,585
	MORTGAGE FINANCE - 0.7%
51,045	Apollo Commercial Real Estate Finance, Inc.	559,453
56,355	MFA Financial, Inc.	541,008
46,434	PennyMac Mortgage Investment Trust	485,700
96,881	Redwood Trust, Inc.	525,095
		2,111,256
	MULTI ASSET CLASS REIT - 0.6%
97,555	AH Realty Trust, Inc.	664,350
29,210	American Assets Trust, Inc.	680,593
46,943	Gladstone Commercial Corporation	591,951
		1,936,894
	OFFICE REIT - 1.5%
200,300	Brandywine Realty Trust	620,930
103,284	Empire State Realty Trust, Inc., Class A	591,817
25,138	Highwoods Properties, Inc.	656,102
88,773	Hudson Pacific Properties, Inc.(a)	1,063,502

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	OFFICE REIT - 1.5% (Continued)
36,382	JBG SMITH Properties	$533,724
19,039	Kilroy Realty Corporation	652,467
81,011	Piedmont Realty Trust, Inc., Class A(a)	673,201
		4,791,743
	OIL & GAS PRODUCERS - 0.8%
215,751	Clean Energy Fuels Corporation(a)	440,132
78,787	HighPeak Energy, Inc.(b)	559,388
191,868	Kosmos Energy Ltd.(a)	537,230
8,698	Par Pacific Holdings, Inc.(a)	488,480
17,389	SM Energy Company	534,016
		2,559,246
	OIL & GAS SERVICES & EQUIPMENT - 2.1%
45,230	DNOW, Inc.(a)	578,492
30,589	Expro Group Holdings N.V.(a)	451,800
21,876	Innovex International, Inc.(a)	584,308
6,199	Nabors Industries Ltd.(a)	574,213
25,183	National Energy Services Reunited Corporation(a)	613,206
15,142	Oceaneering International, Inc.(a)	578,879
46,325	Oil States International, Inc.(a)	393,763
36,596	ProPetro Holding Corporation(a)	558,455
75,619	RPC, Inc.	500,598
35,147	Select Water Solutions, Inc., Class A	630,185
63,495	TETRA Technologies, Inc.(a)	649,553
6,469	Tidewater, Inc.(a)	475,407
		6,588,859
	PUBLISHING & BROADCASTING - 0.3%
226,663	Clear Channel Outdoor Holdings, Inc.(a)	546,258
13,840	Scholastic Corporation(b)	560,520
		1,106,778
	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
49,459	Kennedy-Wilson Holdings, Inc.	544,544
4,862	McGrath RentCorporation	529,909
8,509	St Joe Company (The)	541,428
		1,615,881

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	REAL ESTATE SERVICES - 0.4%
20,126	Marcus & Millichap, Inc.	$568,358
34,916	RMR Group, Inc. (The), Class A	696,574
		1,264,932
	RENEWABLE ENERGY - 2.4%
21,359	Ameresco, Inc., Class A(a)	768,497
78,081	Array Technologies, Inc.(a)	708,975
3,122	EnerSys	711,722
112,316	Eos Energy Enterprises, Inc.(a),(b)	946,824
39,193	Fluence Energy, Inc.(a)	739,964
198,812	Gevo, Inc.(a)	369,790
32,918	Green Plains, Inc.(a)	515,825
229,325	OPAL Fuels, Inc.(a)	518,275
240,782	Plug Power, Inc.(a)	951,089
122,385	T1 Energy, Inc.(a)	1,292,386
		7,523,347
	RESIDENTIAL REIT - 0.7%
132,656	Apartment Investment and Management Company	557,155
36,164	Independence Realty Trust, Inc.	586,942
21,312	NexPoint Residential Trust, Inc.	619,327
37,203	UMH Properties, Inc.	558,789
		2,322,213
	RETAIL - CONSUMER STAPLES - 0.4%
76,823	Grocery Outlet Holding Corporation(a)	653,763
20,885	Natural Grocers by Vitamin Cottage, Inc.	613,184
		1,266,947
	RETAIL - DISCRETIONARY - 1.9%
2,751	Asbury Automotive Group, Inc.(a)	516,390
3,757	Avis Budget Group, Inc.(a)	660,630
24,180	Ethan Allen Interiors, Inc.	498,592
312,558	EVgo, Inc.(a)	693,878
16,763	La-Z-Boy, Inc.	629,954
33,768	Monro, Inc.	555,484
21,137	National Vision Holdings, Inc.(a)	354,045
4,852	Patrick Industries, Inc.	439,203

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - DISCRETIONARY - 1.9% (Continued)
7,903	Sonic Automotive, Inc., Class A	$652,946
15,877	Valvoline, Inc.(a)	535,849
1,246	Winmark Corporation	471,698
		6,008,669
	RETAIL REIT - 1.3%
28,023	Acadia Realty Trust	617,066
2,240	Alexander’s, Inc.	551,286
22,557	Four Corners Property Trust, Inc.	561,669
21,726	Kite Realty Group Trust	595,727
28,181	Macerich Company (The)	634,636
16,383	Saul Centers, Inc.	567,835
15,759	Tanger, Inc.	568,427
		4,096,646
	SEMICONDUCTORS - 6.9%
14,687	Aehr Test Systems(a)	1,356,051
21,730	Ambiq Micro, Inc.(a)	1,731,012
12,024	Amkor Technology, Inc.	836,389
29,554	CEVA, Inc.(a)	1,181,569
3,744	Cirrus Logic, Inc.(a)	636,293
17,676	Cohu, Inc.(a)	932,409
7,919	Diodes, Inc.(a)	834,029
5,561	FormFactor, Inc.(a)	692,845
5,300	Impinj, Inc.(a)	800,300
4,737	IPG Photonics Corporation(a)	542,481
31,173	MaxLinear, Inc., Class A(a)	2,896,906
2,365	MKS, Inc.	766,875
30,931	Penguin Solutions, Inc.(a)	1,726,878
13,492	Photronics, Inc.(a)	436,466
10,572	Power Integrations, Inc.	888,048
7,069	Semtech Corporation(a)	1,078,305
2,586	Silicon Laboratories, Inc.(a)	562,714
19,713	SkyWater Technology, Inc.(a)	768,413
8,887	Ultra Clean Holdings, Inc.(a)	760,461
16,085	Veeco Instruments, Inc.(a)	927,139

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SEMICONDUCTORS - 6.9% (Continued)
30,200	Vishay Intertechnology, Inc.	$1,571,910
		21,927,493
	SOFTWARE - 4.2%
13,132	ACI Worldwide, Inc.(a)	573,474
78,169	Amplitude, Inc., Class A(a)	611,282
13,953	Blackbaud, Inc.(a)	428,218
63,960	C3.ai, Inc., Class A(a)	688,849
10,904	Calix, Inc.(a)	433,434
6,922	CommVault Systems, Inc.(a)	821,988
19,671	Concentrix Corporation	556,493
487,717	Definitive Healthcare Corporation(a)	453,967
11,218	Digi International, Inc.(a)	749,362
11,568	Donnelley Financial Solutions, Inc.(a)	459,134
42,328	Omada Health, Inc.(a)	760,634
16,522	PDF Solutions, Inc.(a)	806,769
66,878	Phreesia, Inc.(a)	659,417
21,361	Progress Software Corporation(a)	701,282
11,341	Q2 Holdings, Inc.(a)	536,996
6,173	Qualys, Inc.(a)	674,647
9,624	SPS Commerce, Inc.(a)	546,162
25,115	Varonis Systems, Inc.(a)	857,678
281,010	Veritone, Inc.(a)	595,741
36,458	Via Transportation, Inc.(a)	555,255
117,748	Weave Communications, Inc.(a)	708,843
		13,179,625
	SPECIALTY FINANCE - 1.1%
7,805	Encore Capital Group, Inc.(a)	623,854
3,962	Enova International, Inc.(a)	639,903
20,409	MGIC Investment Corporation	514,715
4,163	Nelnet, Inc., Class A	543,563
30,784	PRA Group, Inc.(a)	469,764
4,022	World Acceptance Corporation(a)	663,991
		3,455,790

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	STEEL - 0.4%
8,816	Commercial Metals Company	$670,456
32,770	Metallus, Inc.(a)	643,931
		1,314,387
	TECHNOLOGY HARDWARE - 4.6%
43,010	ADTRAN Holdings, Inc.(a)	711,816
13,921	Anterix, Inc.(a)	891,222
37,932	Arlo Technologies, Inc.(a)	506,013
3,773	Arrow Electronics, Inc.(a)	809,799
9,637	Benchmark Electronics, Inc.	813,941
27,544	Daktronics, Inc.(a)	569,610
7,157	Diebold Nixdorf, Inc.(a)	580,719
59,826	Harmonic, Inc.(a)	903,971
21,239	Knowles Corporation(a)	794,551
246,664	Kopin Corporation(a)	1,408,450
16,956	NetScout Systems, Inc.(a)	705,709
40,803	PAR Technology Corporation(a)	629,998
2,671	Plexus Corporation(a)	716,790
177,088	Powerfleet, Inc.(a)	692,414
69,235	Stratasys Ltd.(a)	729,737
5,674	TTM Technologies, Inc.(a)	985,687
11,748	ViaSat, Inc.(a)	947,124
16,375	Viavi Solutions, Inc.(a)	795,170
29,614	Vistance Networks, Inc.	369,583
		14,562,304
	TECHNOLOGY SERVICES - 1.4%
17,615	ExlService Holdings, Inc.(a)	511,363
8,198	ICF International, Inc.	564,350
14,563	KBR, Inc.	508,977
8,363	MAXIMUS, Inc.	517,921
196,461	Repay Holdings Corporation(a)	762,269
80,700	TaskUS, Inc., Class A	510,831
128,679	Telos Corporation(a)	616,372
3,550	WEX, Inc.(a)	514,608
		4,506,691

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TELECOMMUNICATIONS - 0.7%
19,340	Iridium Communications, Inc.	$1,001,425
12,793	Telephone and Data Systems, Inc.	500,334
64,157	Uniti Group, Inc.(a)	719,842
		2,221,601
	TIMBER REIT - 0.2%
26,051	Rayonier, Inc.	544,205

	TRANSPORTATION & LOGISTICS - 3.1%
6,587	Allegiant Travel Company(a)	603,435
5,531	ArcBest Corporation	756,032
19,733	Covenant Logistics Group, Inc., Class A	783,401
15,829	Dorian, L.P.G Ltd.	636,642
32,531	Forward Air Corporation(a)	344,178
24,141	Genco Shipping & Trading Ltd.	580,832
52,077	Heartland Express, Inc.	780,634
14,956	Hub Group, Inc., Class A	621,272
9,458	Knight-Swift Transportation Holdings, Inc.	715,309
3,357	Landstar System, Inc.	694,563
41,284	Marten Transport Ltd.	711,736
3,296	Matson, Inc.	597,565
18,476	Werner Enterprises, Inc.	766,939
55,349	Wheels Up Experience, Inc.(a),(b)	488,178
23,420	World Kinect Corporation	674,730
		9,755,446
	TRANSPORTATION EQUIPMENT - 0.8%
4,609	Allison Transmission Holdings, Inc.	523,260
9,572	Blue Bird Corporation(a)	648,695
10,172	Greenbrier Companies, Inc. (The)	479,203
16,767	Trinity Industries, Inc.	543,921
62,122	Wabash National Corporation	492,627
		2,687,706
	WHOLESALE - CONSUMER STAPLES - 0.6%
7,562	Andersons, Inc. (The)	533,802
59,641	Mission Produce, Inc.(a)	664,401

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares				Fair Value
	COMMON STOCKS — 98.9% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.6% (Continued)
12,081	United Natural Foods, Inc.(a)			$620,359
				1,818,562
	WHOLESALE - DISCRETIONARY - 0.9%
7,147	ePlus, Inc.			586,697
18,623	OPENLANE, Inc.(a)			709,536
14,841	ScanSource, Inc.(a)			686,693
165,374	ThredUp, Inc.(a)			768,990
				2,751,916

	TOTAL COMMON STOCKS (Cost $262,360,347)			313,146,928

		Expiration Date	Exercise Price
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company - CVR (a)(f)(g)	1/23/2031	$12.00	—
31,022	Roche Holding A.G. - CVR (a)(f)(g)	12/31/2035	$6.00	—
44,117	Sage Therapeutics, Inc. - CVR (a)(f)(g)	12/31/2030	$3.50	—
				—
	MEDICAL EQUIPMENT & DEVICES - 0.0% (d)
26,350	Zimmer Biomet Holdings, Inc. - CVR (a)(f)(g)	12/31/2026	$1.00	—

	TOTAL RIGHT (Cost $0)			—

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 1.3%
	MONEY MARKET FUND – 1.3%
4,230,713	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.55% (Cost $4,230,713)(c)(e)	$4,230,713

	TOTAL INVESTMENTS - 100.2% (Cost $266,591,060)	$317,377,641
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(553,587)
	NET ASSETS - 100.0%	$316,824,054

CVR	- Contingent Value Right

LTD	- Limited Company

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $4,129,941.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2026. Total collateral had a value of $4,230,713 at May 31, 2026.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2026.

(f)	The fair value of this investment is determined using significant unobservable inputs.

(g)	Illiquid security. The total fair value of these securities as of May 31, 2026 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7%
	AUTOMOTIVE — 0.6%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	$982,654
1,000,000	BorgWarner, Inc.	4.9500	08/15/29	1,011,383
1,000,000	BorgWarner, Inc.	5.4000	08/15/34	1,018,949
				3,012,986
	BANKING — 0.6%
1,000,000	First-Citizens Bank & Trust Company	6.1250	03/09/28	1,023,420
1,000,000	Regions Financial Corporation	1.8000	08/12/28	943,277
1,000,000	Zions Bancorp NA	3.2500	10/29/29	941,926
				2,908,623
	BEVERAGES — 0.4%
1,000,000	Coca-Cola Consolidated, Inc.	5.2500	06/01/29	1,019,350
1,000,000	Coca-Cola Consolidated, Inc.	5.4500	06/01/34	1,028,586
				2,047,936
	BIOTECH & PHARMA — 0.2%
1,000,000	Royalty Pharma plc	5.4000	09/02/34	1,012,401

	CHEMICALS — 0.6%
1,000,000	Albemarle Corporation(a)	5.0500	06/01/32	1,002,383
1,000,000	Cabot Corporation	5.0000	06/30/32	1,001,365
1,000,000	International Flavors & Fragrances, Inc.	4.4500	09/26/28	998,233
				3,001,981
	COMMERCIAL SUPPORT SERVICES — 3.7%
1,000,000	Cintas Corp No 2	3.7000	04/01/27	997,273
1,000,000	Cintas Corp No 2	4.0000	05/01/32	969,945
1,000,000	Republic Services, Inc.	3.3750	11/15/27	989,294
1,000,000	Republic Services, Inc.	3.9500	05/15/28	994,710
1,000,000	Republic Services, Inc.	2.3000	03/01/30	925,094
1,000,000	Republic Services, Inc.	1.4500	02/15/31	869,514
10,200,000	Republic Services, Inc.	1.7500	02/15/32	8,745,205
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	997,840
1,000,000	Waste Management, Inc.	3.1500	11/15/27	985,991
1,000,000	Waste Management, Inc.	4.6250	02/15/33	997,230
				17,472,096

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	CONSTRUCTION MATERIALS — 2.9%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	$991,088
10,200,000	Carlisle Companies, Inc.	2.7500	03/01/30	9,541,807
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	864,982
1,000,000	Carlisle Companies, Inc.	5.2500	09/15/35	1,001,302
1,000,000	Vulcan Materials Company	3.9000	04/01/27	997,887
				13,397,066
	CONTAINERS & PACKAGING — 0.8%
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	999,903
1,000,000	Amcor Flexibles North America, Inc.	2.6300	06/19/30	922,350
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	905,785
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	931,434
				3,759,472
	DIVERSIFIED INDUSTRIALS — 1.1%
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	993,753
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	999,937
1,000,000	Parker-Hannifin Corporation	3.2500	06/14/29	966,913
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	1,002,656
1,000,000	Parker-Hannifin Corporation	4.2000	11/21/34	959,227
				4,922,486
	ELECTRIC UTILITIES — 3.5%
1,000,000	DTE Energy Company	5.8500	06/01/34	1,048,559
1,000,000	Entergy Corporation	1.9000	06/15/28	950,387
1,000,000	Entergy Corporation	2.8000	06/15/30	933,712
1,000,000	Entergy Corporation	2.4000	06/15/31	892,815
10,200,000	Evergy, Inc.	2.9000	09/15/29	9,687,344
1,000,000	Eversource Energy	5.9500	07/15/34	1,047,615
1,000,000	Public Service Enterprise Group, Inc.	5.4000	03/15/35	1,014,360
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	961,233
				16,536,025
	ELECTRICAL EQUIPMENT — 5.6%
1,000,000	Amphenol Corporation	5.0500	04/05/27	1,008,072
10,200,000	Amphenol Corporation	4.3500	06/01/29	10,219,384
1,000,000	Amphenol Corporation	2.8000	02/15/30	941,294
1,000,000	Amphenol Corporation	2.2000	09/15/31	883,741

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	ELECTRICAL EQUIPMENT — 5.6% (Continued)
1,000,000	Amphenol Corporation	5.2500	04/05/34	$1,020,251
1,000,000	Roper Technologies, Inc.	3.8000	12/15/26	998,478
10,200,000	Trimble, Inc.	4.9000	06/15/28	10,228,233
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,050,954
				26,350,407
	ENGINEERING & CONSTRUCTION — 0.4%
1,000,000	Quanta Services, Inc.	4.5000	01/15/31	990,415
1,000,000	Quanta Services, Inc.	5.2500	08/09/34	1,010,723
				2,001,138
	FOOD — 4.9%
1,000,000	Campbell Soup Company	4.1500	03/15/28	989,994
1,000,000	Campbell Soup Company	5.4000	03/21/34	971,017
1,000,000	Campbell’s Company (The)	4.5500	03/21/31	969,267
10,200,000	Conagra Brands, Inc.	1.3750	11/01/27	9,754,512
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	1,001,982
1,000,000	Conagra Brands, Inc.	5.7500	08/01/35	1,006,201
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	987,994
1,000,000	McCormick & Co, Inc.	2.5000	04/15/30	924,698
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	996,569
1,000,000	Mondelez International, Inc.	2.6250	03/17/27	988,468
1,000,000	Mondelez International, Inc.	4.7500	02/20/29	1,008,276
1,000,000	Mondelez International, Inc.	2.7500	04/13/30	935,730
1,000,000	Mondelez International, Inc.	4.7500	08/28/34	981,537
1,000,000	The Campbell’s Company	5.2000	03/19/27	1,007,157
				22,523,402
	GAS & WATER UTILITIES — 4.6%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	988,786
10,200,000	Atmos Energy Corporation	2.6250	09/15/29	9,651,070
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	874,544
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	1,066,260
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	888,966
1,000,000	Essential Utilities, Inc.	4.8000	08/15/27	1,004,179
1,000,000	Essential Utilities, Inc.	2.7040	04/15/30	930,537
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	1,018,737

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	GAS & WATER UTILITIES — 4.6% (Continued)
1,000,000	National Fuel Gas Company	2.9500	03/01/31	$912,377
1,000,000	National Fuel Gas Company	5.9500	03/15/35	1,038,127
1,000,000	NiSource, Inc.	5.2500	03/30/28	1,013,906
1,000,000	NiSource, Inc.	1.7000	02/15/31	874,343
1,000,000	NiSource, Inc.	5.4000	06/30/33	1,026,389
				21,288,221
	HOME CONSTRUCTION — 1.5%
1,000,000	DR Horton, Inc.	1.3000	10/15/26	990,022
1,000,000	Fortune Brands Innovations, Inc.	3.2500	09/15/29	954,962
1,000,000	Fortune Brands Innovations, Inc.(a)	5.8750	06/01/33	1,038,090
1,000,000	Masco Corporation	2.0000	02/15/31	882,292
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,026,776
1,000,000	Mohawk Industries, Inc.	3.6250	05/15/30	961,759
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,073,055
				6,926,956
	HOUSEHOLD PRODUCTS — 0.4%
1,000,000	Kenvue, Inc.	4.8500	05/22/32	1,009,422
1,000,000	Kenvue, Inc.	4.9000	03/22/33	1,006,272
				2,015,694
	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
10,200,000	Cboe Global Markets, Inc.	3.6500	01/12/27	10,176,094
1,000,000	Nasdaq, Inc.	5.5500	02/15/34	1,032,160
				11,208,254
	INSURANCE — 1.7%
1,000,000	Globe Life, Inc.	5.8500	09/15/34	1,038,726
1,000,000	Loews Corporation	3.2000	05/15/30	950,893
1,000,000	Primerica, Inc.	2.8000	11/19/31	904,577
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	955,895
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	1,011,011
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	981,785
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	938,876
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,045,705
				7,827,468

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	LEISURE PRODUCTS — 0.2%
1,000,000	Brunswick Corporation	4.4000	09/15/32	$947,259

	MACHINERY — 6.8%
1,000,000	AGCO Corporation	5.4500	03/21/27	1,008,535
1,000,000	AGCO Corporation	5.8000	03/21/34	1,027,824
10,200,000	Caterpillar, Inc.	2.6000	09/19/29	9,657,062
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	891,308
1,000,000	Caterpillar, Inc.	5.2000	05/15/35	1,021,913
1,000,000	Flowserve Corporation	2.8000	01/15/32	889,272
1,000,000	Ingersoll Rand, Inc.	5.4000	08/14/28	1,018,567
1,000,000	Ingersoll Rand, Inc.	5.1760	06/15/29	1,019,965
1,000,000	Ingersoll Rand, Inc.	5.3140	06/15/31	1,022,999
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,039,343
1,000,000	Nordson Corporation	5.8000	09/15/33	1,041,620
1,000,000	Stanley Black & Decker, Inc.	6.0000	03/06/28	1,026,733
1,000,000	Stanley Black & Decker, Inc.	2.3000	03/15/30	916,141
10,200,000	Stanley Black & Decker, Inc.	3.0000	05/15/32	9,200,652
1,000,000	Veralto Corporation	5.4500	09/18/33	1,024,613
				31,806,547
	MEDICAL EQUIPMENT & DEVICES — 7.0%
1,000,000	Baxter International, Inc.	1.9150	02/01/27	983,095
1,000,000	Baxter International, Inc.	2.2720	12/01/28	940,518
10,200,000	Baxter International, Inc.	3.9500	04/01/30	9,846,385
10,200,000	Baxter International, Inc.	2.5390	02/01/32	8,720,206
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	925,506
10,200,000	Revvity, Inc.	2.2500	09/15/31	8,961,750
1,000,000	Solventum Corporation	5.4500	03/13/31	1,026,787
1,000,000	Solventum Corporation	5.6000	03/23/34	1,025,158
				32,429,405
	METALS & MINING — 2.0%
10,200,000	Newmont Corporation	2.6000	07/15/32	9,199,739

	OIL & GAS PRODUCERS — 9.1%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,048,719

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	OIL & GAS PRODUCERS — 9.1% (Continued)
1,000,000	Devon Energy Corporation	4.5000	01/15/30	$995,977
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,147,204
1,000,000	Devon Energy Corporation	5.2000	09/15/34	1,006,453
1,000,000	Diamondback Energy, Inc.	3.2500	12/01/26	996,378
1,000,000	Diamondback Energy, Inc.(a)	3.5000	12/01/29	968,894
10,200,000	Diamondback Energy, Inc.	3.1250	03/24/31	9,554,325
1,000,000	Diamondback Energy, Inc.	5.5500	04/01/35	1,030,694
1,000,000	EQT Corporation	5.7000	04/01/28	1,020,758
1,000,000	EQT Corporation	7.0000	02/01/30	1,067,425
1,000,000	EQT Corporation	5.7500	02/01/34	1,032,877
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	999,924
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,140,079
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	1,017,927
1,000,000	MPLX, L.P.	4.0000	03/15/28	992,615
1,000,000	MPLX, L.P.	4.9500	09/01/32	996,857
1,000,000	MPLX, L.P.	5.4000	04/01/35	1,004,215
1,000,000	ONEOK, Inc.	4.0000	07/13/27	996,616
1,000,000	ONEOK, Inc.	6.0000	06/15/35	1,042,281
1,000,000	Targa Resources Corporation	6.1500	03/01/29	1,040,326
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,058,502
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	1,000,117
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,055,204
10,200,000	Valero Energy Corporation	4.3500	06/01/28	10,184,725
				42,399,092
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
1,000,000	Schlumberger Holdings Corporation(c)	3.9000	05/17/28	991,599
1,000,000	Schlumberger Holdings Corporation(c)	4.3000	05/01/29	995,675
				1,987,274
	REAL ESTATE INVESTMENT TRUSTS — 18.3%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	990,798
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	994,407
10,200,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	10,214,669
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	924,452
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	841,729

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.3% (Continued)
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	$997,155
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	961,908
10,200,000	Boston Properties, L.P.	3.2500	01/30/31	9,474,328
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	871,733
10,200,000	Camden Property Trust	4.9000	01/15/34	10,176,075
1,000,000	Crown Castle, Inc.	3.3000	07/01/30	944,058
1,000,000	Crown Castle, Inc.	2.5000	07/15/31	890,380
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,031,754
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	991,357
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	998,969
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	972,252
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	982,039
10,200,000	Extra Space Storage, L.P.	2.5500	06/01/31	9,179,315
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	868,697
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	861,131
1,000,000	Kite Realty Group Trust	4.7500	09/15/30	1,001,581
1,000,000	LXP Industrial Trust	2.7000	09/15/30	911,644
1,000,000	LXP Industrial Trust	2.3750	10/01/31	871,667
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	906,149
1,000,000	NNN REIT, Inc.	2.5000	04/15/30	924,996
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	1,029,578
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	1,001,831
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	960,747
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	887,864
1,000,000	Prologis, L.P.	3.8750	09/15/28	989,812
1,000,000	Prologis, L.P.	2.2500	04/15/30	920,279
1,000,000	Prologis, L.P.	1.2500	10/15/30	871,488
1,000,000	Prologis, L.P.	1.6250	03/15/31	875,379
1,000,000	Public Storage Operating Company	3.0940	09/15/27	986,574
10,200,000	Sun Communities Operating, L.P.	2.3000	11/01/28	9,682,463
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	901,120
1,000,000	UDR, Inc.	3.2000	01/15/30	954,322
1,000,000	UDR, Inc.	2.1000	08/01/32	851,210
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	996,197

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.3% (Continued)
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	$991,886
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	995,494
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	1,001,995
1,000,000	WP Carey, Inc.	2.4000	02/01/31	899,740
1,000,000	WP Carey, Inc.	2.2500	04/01/33	837,150
				85,418,372
	RETAIL - DISCRETIONARY — 3.0%
10,200,000	AutoZone, Inc.	3.7500	06/01/27	10,148,239
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,035,502
1,000,000	Genuine Parts Company	1.8750	11/01/30	869,763
1,000,000	Genuine Parts Company	2.7500	02/01/32	869,820
1,000,000	Tractor Supply Company	5.2500	05/15/33	1,005,763
				13,929,087
	SEMICONDUCTORS — 2.7%
1,000,000	Broadcom, Inc.	5.2000	07/15/35	1,004,454
1,000,000	KLA Corporation	4.1000	03/15/29	992,998
1,000,000	KLA Corporation	4.6500	07/15/32	1,003,666
1,000,000	KLA Corporation	4.7000	02/01/34	992,498
1,000,000	Marvell Technology, Inc.	4.8750	06/22/28	1,008,387
1,000,000	Marvell Technology, Inc.	2.9500	04/15/31	921,266
1,000,000	Marvell Technology, Inc.	5.4500	07/15/35	1,022,502
1,000,000	QUALCOMM, Inc.	3.2500	05/20/27	993,401
1,000,000	QUALCOMM, Inc.	1.3000	05/20/28	946,317
1,000,000	QUALCOMM, Inc.	2.1500	05/20/30	916,623
1,000,000	QUALCOMM, Inc.	4.7500	05/20/32	1,005,831
1,000,000	QUALCOMM, Inc.	5.4000	05/20/33	1,043,008
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	907,614
				12,758,565
	SOFTWARE — 2.8%
10,200,000	Fortinet, Inc.	2.2000	03/15/31	9,130,085
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	991,576
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	895,741
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	867,141

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	SOFTWARE — 2.8% (Continued)
1,000,000	Roper Technologies, Inc.	4.7500	02/15/32	$988,071
				12,872,614
	SPECIALTY FINANCE — 0.2%
1,000,000	Air Lease Corporation	2.8750	01/15/32	893,966

	STEEL — 0.8%
1,000,000	Nucor Corporation	2.7000	06/01/30	933,691
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	957,710
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	939,252
1,000,000	Steel Dynamics, Inc.	5.2500	05/15/35	1,007,207
				3,837,860
	TECHNOLOGY HARDWARE — 3.7%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	989,909
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	890,670
1,000,000	Flex Ltd.	5.2500	01/15/32	1,004,378
1,000,000	Jabil, Inc.	4.2500	05/15/27	999,718
1,000,000	Jabil, Inc.	3.9500	01/12/28	990,962
10,200,000	Jabil, Inc.	3.6000	01/15/30	9,786,423
1,000,000	Jabil, Inc.	3.0000	01/15/31	920,947
1,000,000	Jabil, Inc.	4.7500	02/01/33	977,343
1,000,000	Teledyne FLIR, LLC	2.5000	08/01/30	917,859
				17,478,209
	TECHNOLOGY SERVICES — 4.5%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	908,129
10,200,000	Automatic Data Processing, Inc.	4.4500	09/09/34	9,980,336
1,000,000	Equifax, Inc.	5.1000	12/15/27	1,009,114
1,000,000	Kyndryl Holdings, Inc.	6.3500	02/20/34	958,356
1,000,000	MSCI, Inc.(c)	3.6250	11/01/31	928,502
1,000,000	MSCI, Inc.	5.2500	09/01/35	983,877
1,000,000	Paychex, Inc.	5.1000	04/15/30	1,011,819
1,000,000	Paychex, Inc.	5.3500	04/15/32	1,012,740
1,000,000	Paychex, Inc.(a)	5.6000	04/15/35	1,010,001
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	988,286
1,000,000	Verisk Analytics, Inc.	4.4500	03/15/31	983,403

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.7% (Continued)
	TECHNOLOGY SERVICES — 4.5% (Continued)
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	$1,040,093
				20,814,656
	TRANSPORTATION & LOGISTICS — 1.1%
1,000,000	CSX Corporation	3.8000	03/01/28	992,519
1,000,000	CSX Corporation	4.2500	03/15/29	996,548
1,000,000	Ryder System, Inc.	5.2500	06/01/28	1,014,927
1,000,000	Ryder System, Inc.	5.3750	03/15/29	1,022,336
1,000,000	Ryder System, Inc.	6.6000	12/01/33	1,095,167
				5,121,497
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,000,000	Archer-Daniels-Midland Company	4.5000	08/15/33	990,796

	TOTAL CORPORATE BONDS (Cost $461,247,070)			461,097,550

	COLLATERAL FOR SECURITIES LOANED – 0.6%
	MONEY MARKET FUND – 0.6%
2,616,060	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.55% (Cost $2,616,060)(b)(e)			2,616,060

	TOTAL INVESTMENTS - 99.3% (Cost $463,863,130)			$463,713,610
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			3,087,217
	NET ASSETS - 100.0%			$466,800,827

LLC	- Limited Liability Company

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $2,522,154.

(b)	Security was purchased with cash received as collateral for securities on loan at May 31, 2026. Total collateral had a value of $2,616,060 at May 31, 2026.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is $2,915,776 or 0.6% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2026.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	BANKING - 0.7%
1,098	First Citizens BancShares, Inc., Class A	$2,185,580
10,508	Western Alliance Bancorp	836,962
		3,022,542
	BIOTECH & PHARMA - 0.4%
19,789	Incyte Corporation(a)	1,914,388

	CHEMICALS - 0.4%
10,487	Albemarle Corporation	1,850,117

	COMMERCIAL SUPPORT SERVICES - 3.1%
45,811	Cintas Corporation	7,845,592
31,646	Republic Services, Inc.	6,343,124
		14,188,716
	CONSTRUCTION MATERIALS - 0.3%
4,107	Carlisle Companies, Inc.	1,416,135

	DATA CENTER REIT - 1.5%
35,146	Digital Realty Trust, Inc.	6,677,740

	DIVERSIFIED INDUSTRIALS - 3.0%
13,429	Dover Corporation	2,838,353
12,733	Parker-Hannifin Corporation	10,754,674
		13,593,027
	ELECTRIC UTILITIES - 2.8%
67,148	CenterPoint Energy, Inc.	2,837,674
31,171	CMS Energy Corporation	2,262,079
43,154	Entergy Corporation	4,705,944
23,469	Evergy, Inc.	1,925,397
20,918	OGE Energy Corporation	987,957
		12,719,051
	ELECTRICAL EQUIPMENT - 8.1%
13,974	A O Smith Corporation	792,605
134,465	Amphenol Corporation, Class A	20,003,014
14,878	Nextpower, Inc., Class A(a)	2,326,919

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRICAL EQUIPMENT - 8.1% (Continued)
24,062	Trimble, Inc.(a)	$1,357,337
40,875	Vertiv Holdings Company, Class A	12,904,647
		37,384,522
	ENGINEERING & CONSTRUCTION - 0.8%
4,395	EMCOR Group, Inc.	3,633,874

	FOOD - 0.2%
49,064	Conagra Brands, Inc.	651,569
13,255	Lamb Weston Holdings, Inc.	572,351
		1,223,920
	GAS & WATER UTILITIES - 0.6%
16,913	Atmos Energy Corporation	2,860,496

	HEALTH CARE FACILITIES & SERVICES - 0.9%
16,446	IQVIA Holdings, Inc.(a)	2,996,626
5,699	Molina Healthcare, Inc.(a)	989,346
		3,985,972
	HEALTH CARE REIT - 4.4%
18,103	Alexandria Real Estate Equities, Inc.	899,357
50,858	Ventas, Inc.	4,293,432
74,026	Welltower, Inc.	15,199,759
		20,392,548
	HOTEL REIT - 0.3%
67,262	Host Hotels & Resorts, Inc.	1,545,681

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
1,998	Valmont Industries, Inc.	1,038,580

	INDUSTRIAL REIT - 3.0%
96,235	Prologis, Inc.	13,806,835

	INDUSTRIAL SUPPORT SERVICES - 1.7%
6,434	United Rentals, Inc.	6,406,141

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.7% (Continued)
4,179	Watsco, Inc.	$1,534,111
		7,940,252
	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
3,586	Evercore, Inc., Class A	1,222,324
174,121	Interactive Brokers Group, Inc., Class A	15,143,304
		16,365,628
	INSURANCE - 3.0%
20,951	Loews Corporation	2,169,476
60,433	Progressive Corporation (The)	11,506,443
		13,675,919
	MACHINERY - 10.0%
7,421	AGCO Corporation	833,230
46,237	Caterpillar, Inc.	40,497,601
41,234	Ingersoll Rand, Inc.	2,954,004
5,669	Nordson Corporation	1,628,874
		45,913,709
	MEDICAL EQUIPMENT & DEVICES - 2.4%
8,301	IDEXX Laboratories, Inc.(a)	4,677,862
1,915	Mettler-Toledo International, Inc.(a)	2,260,811
9,720	STERIS plc	2,067,736
6,908	West Pharmaceutical Services, Inc.	2,229,971
		11,236,380
	METALS & MINING - 2.0%
142,438	Freeport-McMoRan, Inc.	9,359,600

	MULTI ASSET CLASS REIT - 0.4%
23,764	WP Carey, Inc.	1,768,517

	OIL & GAS PRODUCERS - 4.3%
58,155	Devon Energy Corporation	2,587,316
26,135	Diamondback Energy, Inc.	5,004,330
223,050	Kinder Morgan, Inc.	6,932,393
20,665	Targa Resources Corporation	5,271,022
		19,795,061

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
131,250	SLB Ltd.	$7,159,688

	RENEWABLE ENERGY - 0.7%
10,938	First Solar, Inc.(a)	3,355,669

	RESIDENTIAL REIT - 1.9%
20,933	Equity LifeStyle Properties, Inc.	1,293,031
38,405	Equity Residential	2,513,607
61,784	Invitation Homes, Inc.	1,807,182
13,195	Sun Communities, Inc.	1,631,694
34,749	UDR, Inc.	1,282,238
		8,527,752
	RETAIL - CONSUMER STAPLES - 0.2%
10,051	Sprouts Farmers Market, Inc.(a)	830,414

	RETAIL - DISCRETIONARY - 0.5%
11,667	Builders FirstSource, Inc.(a)	889,725
13,747	Genuine Parts Company	1,356,829
		2,246,554
	RETAIL REIT - 1.8%
19,280	Regency Centers Corporation	1,491,308
32,964	Simon Property Group, Inc.	6,754,653
		8,245,961
	SELF-STORAGE REIT - 0.7%
22,618	Extra Space Storage, Inc.	3,264,004

	SEMICONDUCTORS - 11.6%
14,519	Entegris, Inc.	2,015,092
12,918	KLA Corporation	24,824,651
13,281	Lattice Semiconductor Corporation(a)	1,953,369
53,695	Microchip Technology, Inc.	5,082,232
4,879	Monolithic Power Systems, Inc.	7,641,540
38,520	ON Semiconductor Corporation(a)	4,646,282
15,377	Skyworks Solutions, Inc.(b)	1,197,099

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 11.6% (Continued)
15,898	Teradyne, Inc.	$5,950,780
		53,311,045
	SOFTWARE - 5.3%
35,968	Bentley Systems, Inc., Class B	1,173,996
4,539	CommVault Systems, Inc.(a)	539,006
76,760	Fortinet, Inc.(a)	10,590,577
6,326	Manhattan Associates, Inc.(a)	949,216
28,160	Nutanix, Inc., A(a)	1,466,291
10,276	Roper Technologies, Inc.	3,345,146
59,547	Samsara, Inc., Class A(a)	2,083,550
4,380	Tyler Technologies, Inc.(a)	1,371,597
17,367	Veeva Systems, Inc., Class A(a)	3,027,763
		24,547,142
	SPECIALTY FINANCE - 0.1%
169,686	UWM Holdings Corporation	519,239

	STEEL - 2.0%
22,008	Nucor Corporation	5,502,000
14,147	Steel Dynamics, Inc.	3,680,342
		9,182,342
	TECHNOLOGY HARDWARE - 8.8%
138,817	Arista Networks, Inc.(a)	22,137,147
13,515	Ciena Corporation(a)	7,841,808
35,311	Everpure, Inc., Class A(a)	2,807,578
10,436	Jabil, Inc.	3,804,548
85,821	Super Micro Computer, Inc.(a)	3,955,490
		40,546,571
	TECHNOLOGY SERVICES - 3.6%
45,251	CoStar Group, Inc.(a)	1,457,082
5,431	EPAM Systems, Inc.(a)	556,460
2,587	Fair Isaac Corporation(a)	3,235,276
17,452	Genpact Ltd.	575,043
7,450	MSCI, Inc.	4,703,782
36,129	Paychex, Inc.	3,503,791

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 3.6% (Continued)
14,865	Verisk Analytics, Inc.	$2,601,226
		16,632,660
	TRANSPORTATION & LOGISTICS - 1.5%
9,158	JB Hunt Transport Services, Inc.	2,531,546
19,807	Old Dominion Freight Line, Inc.	4,459,546
		6,991,092
	TRANSPORTATION EQUIPMENT - 1.3%
52,778	PACCAR, Inc.	5,825,108

	TOTAL COMMON STOCKS (Cost $347,817,851)	458,494,451

	COLLATERAL FOR SECURITIES LOANED – 0.1%
	MONEY MARKET FUND – 0.1%
251,498	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.55% (Cost $251,498)(c)(d)	251,498

	TOTAL INVESTMENTS - 99.7% (Cost $348,069,349)	$458,745,949
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	1,238,016
	NET ASSETS - 100.0%	$459,983,965

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $235,185.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2026. Total collateral had a value of $251,498 at May 31, 2026.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2026.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9%
	APPAREL & TEXTILE PRODUCTS - 0.9%
1,271	Hermes International SCA	$2,402,030
506,633	PRADA SpA	2,371,265
		4,773,295
	ASSET MANAGEMENT - 2.0%
75,840	3i Group PLC	2,323,717
60,903	Brookfield Corporation	2,774,039
32,723	Julius Baer Group Ltd.	2,684,289
2,260	Partners Group Holding A.G.	2,395,408
		10,177,453
	AUTOMOTIVE - 3.1%
34,676	Continental A.G.	2,886,700
198,863	Denso Corporation	2,382,385
7,208	Ferrari N.V.	2,452,378
878,488	Geely Automobile Holdings Ltd.	2,109,662
75,776	Mahindra & Mahindra Ltd. - GDR	2,439,987
8,456	Samsung SDI Company Ltd.(a)	3,857,117
		16,128,229
	BANKING - 7.7%
8,499,983	Bank Mandiri Persero Tbk P.T.	1,939,268
41,437	Bank Polska Kasa Opieki S.A.	2,763,914
11,893,498	Bank Rakyat Indonesia Persero Tbk P.T.	1,961,965
20,414	Commonwealth Bank of Australia	2,421,622
50,451	Danske Bank A/S	2,656,638
2,614,974	First Financial Holding Company Ltd.	2,283,548
222,774	Grupo Financiero Banorte SAB de CV	2,320,680
403,600	Intesa Sanpaolo SpA	2,734,140
142,949	KakaoBank Corporation	2,122,944
19,884	KBC Group N.V.	2,643,236
83,462	National Australia Bank Ltd.	2,239,693
22,734	OTP Bank Nyrt	3,114,872
103,004	Powszechna Kasa Oszczednosci Bank Polski S.A.	2,925,443
534,373	SCB X PCL	2,208,967
135,513	Standard Bank Group Ltd.	2,627,572

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	BANKING - 7.7% (Continued)
83,399	United Overseas Bank Ltd.	$2,457,140
		39,421,642
	BIOTECH & PHARMA - 2.7%
17,310	Celltrion, Inc.	2,213,802
43,462	Chugai Pharmaceutical Company Ltd.	2,153,657
24,454	CSL Ltd.	1,698,297
9,114	Genmab A/S(a)	2,423,796
475,561	H Lundbeck A/S	2,731,313
8,125	UCB S.A.	2,385,747
		13,606,612
	CHEMICALS - 5.7%
41,547	Akzo Nobel N.V.	3,182,427
8,411,333	Chandra Asri Pacific Tbk P.T.	839,581
240,080	Clariant A.G.	2,468,661
62,439	Croda International plc	2,557,266
2,942	EMS-Chemie Holding A.G.	2,689,658
123,233	Evonik Industries A.G.	2,416,643
701	Givaudan S.A.	2,604,813
30,871	Nutrien Ltd.	2,113,557
77,306	Solvay S.A.	2,333,970
41,984	Syensqo S.A.	3,291,326
27,778	Symrise A.G.	2,563,276
41,178	Yara International ASA	2,239,041
		29,300,219
	COMMERCIAL SUPPORT SERVICES - 2.2%
170,322	ALS Ltd.	2,888,287
77,995	Bureau Veritas S.A.	2,365,691
49,088	Intertek Group plc	3,517,146
22,385	SGS S.A.	2,549,304
		11,320,428
	CONSTRUCTION MATERIALS - 2.1%
29,012	Holcim A.G.	2,878,004
376,016	Siam Cement PCL (The) - GDR	2,623,341
14,522	Sika A.G.	2,852,522

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	CONSTRUCTION MATERIALS - 2.1% (Continued)
91,078	Wienerberger A.G.	$2,571,264
		10,925,131
	CONTAINERS & PACKAGING - 0.5%
73,441	Huhtamaki OYJ	2,347,507

	DIVERSIFIED INDUSTRIALS - 0.5%
44,822	Alfa Laval A.B.	2,521,565

	ELECTRIC UTILITIES - 7.8%
4,731,037	Aboitiz Equity Ventures, Inc.	2,444,702
253,345	CLP Holdings Ltd.	2,473,040
108,572	E.ON S.E.	2,305,192
457,840	EDP - Energias de Portugal S.A.	2,332,463
151,486	EDP Renewables S.A.(b)	2,504,149
57,314	Endesa S.A.	2,397,667
27,735,213	Enel Americas S.A.	2,431,000
219,133	Enel SpA	2,460,517
7,938,884	First Gen Corporation	2,012,457
42,059	Fortis, Inc.	2,325,953
95,106	Fortum OYJ	2,224,540
104,488	Iberdrola S.A.	2,376,944
36,474	RWE A.G.	2,321,537
69,522	SSE PLC	2,182,569
208,366	Terna - Rete Elettrica Nazionale	2,394,799
875,206	Vector Ltd.	2,642,131
31,067	Verbund A.G.	2,085,751
		39,915,411
	ELECTRICAL EQUIPMENT - 3.2%
30,359	ABB Ltd.	3,252,806
287,250	Delta Electronics Thailand PCL - GDR	3,116,428
37,203	Kone OYJ, Class B	2,224,715
120,300	Miura Company Ltd.	2,433,721
9,052	Schneider Electric S.E.	2,850,662

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	ELECTRICAL EQUIPMENT - 3.2% (Continued)
5,840	Trane Technologies PLC	$2,635,592
		16,513,924
	ENGINEERING & CONSTRUCTION - 1.9%
179,011	AFRY A.B.	2,218,108
37,579	Ferrovial S.E.	2,573,364
305,562	Worley Ltd.	2,842,334
15,264	WSP Global, Inc.	2,161,359
		9,795,165
	ENTERTAINMENT CONTENT - 0.5%
425,779	Bollore S.E.	2,702,097

	FOOD - 3.1%
93,526	AAK A.B.(b)	2,514,265
84,656	Ajinomoto Company, Inc.	2,738,503
712,155	Grupo Bimbo S.A.B. de C.V.	2,451,529
984,068	Premier Foods PLC	2,674,544
498,719	Tate & Lyle plc	3,391,962
791,588	Wilmar International Ltd.	2,226,768
		15,997,571
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
237,974	Suzano S.A.	1,962,181
78,599	UPM-Kymmene OYJ	2,295,986
		4,258,167
	GAS & WATER UTILITIES - 1.9%
516,752	Hera SpA	2,324,540
2,612,468	Hong Kong & China Gas Company Ltd.	2,390,163
78,786	Naturgy Energy Group S.A.	2,623,136
315,712	Snam SpA	2,307,806
		9,645,645
	HEALTH CARE FACILITIES & SERVICES - 1.0%
46,217	Fresenius S.E. & Company KGaA	1,955,542
22,427	ICON plc(a)	3,051,642
		5,007,184

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	HOME & OFFICE PRODUCTS - 0.5%
47,721	SEB S.A.	$2,782,426

	HOME CONSTRUCTION - 0.5%
3,533	Geberit A.G.	2,324,128

	HOUSEHOLD PRODUCTS - 0.9%
26,965	Beiersdorf A.G.	2,176,200
14,295	LG H&H Company Ltd.	2,345,680
		4,521,880
	INDUSTRIAL REIT - 0.6%
137,224	Goodman Group	3,124,063

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
702,803	B3 S.A. - Brasil Bolsa Balcao	2,295,395
8,380	Deutsche Boerse A.G.	2,420,541
47,983	Hong Kong Exchanges & Clearing Ltd.	2,447,866
20,787	London Stock Exchange Group plc	2,525,796
		9,689,598
	INSURANCE - 5.9%
217,757	AIA Group Ltd.	2,285,417
35,074	ASR Nederland N.V.	2,630,959
349,970	BB Seguridade Participacoes S.A.	2,419,825
267,599	Daiichi Life Group, Inc.	2,748,827
1,419	Fairfax Financial Holdings Ltd.	2,207,987
13,232	Intact Financial Corporation	2,599,151
733,345	Legal & General Group plc	2,680,536
49,582	Power Corp of Canada	2,996,200
173,648	Prudential PLC	2,505,910
223,879	Sampo OYJ, A Shares	2,367,288
2,216	Swiss Life Holding A.G.	2,415,782
101,067	Tryg A/S	2,378,637
		30,236,519
	INTERNET MEDIA & SERVICES - 1.4%
47,437	Naspers Ltd.	2,492,954

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INTERNET MEDIA & SERVICES - 1.4% (Continued)
53,412	Prosus N.V.	$2,431,330
22,780	REA Group Ltd.	2,439,954
		7,364,238
	MACHINERY - 5.6%
34,378	ANDRITZ A.G.	3,132,199
275,087	Azbil Corporation	2,871,517
68,666	FANUC Corporation	3,402,580
34,101	GEA Group AG	2,205,903
46,758	KION Group A.G.	2,391,902
17,946	Krones A.G.	2,478,776
142,620	Metso Outotec OYJ	2,725,287
65,208	Sandvik A.B.	2,659,150
6,167	SMC Corporation	2,676,052
203,039	TOMRA Systems ASA	2,132,064
245,001	WEG S.A.	2,139,980
		28,815,410
	MEDICAL EQUIPMENT & DEVICES - 1.9%
35,309	Coloplast A/S - Series B	2,181,116
10,424	EssilorLuxottica S.A.	2,129,916
10,716	Sonova Holding A.G.	2,850,496
23,232	Straumann Holding A.G.	2,819,608
		9,981,136
	METALS & MINING - 4.5%
12,335	Agnico Eagle Mines Ltd.	2,267,399
56,544	Antofagasta plc	3,120,773
68,275	BHP Group Ltd.	3,058,166
167,608	Fortescue Ltd.	2,688,041
10,152	Franco-Nevada Corporation	2,351,134
21,416	Rio Tinto Ltd.	2,857,776
1,283,730	United Tractors Tbk P.T.	1,645,670
29,541	Valterra Platinum Limited	2,459,518
19,107	Wheaton Precious Metals Corporation	2,568,347
		23,016,824

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	OIL & GAS PRODUCERS - 6.5%
63,622	Aker BP ASA	$2,288,395
47,824	Canadian Natural Resources Ltd.	2,174,496
88,924	Cenovus Energy, Inc.	2,454,330
6,967	Delek Group Ltd.	2,141,165
262,117	ENEOS Holdings, Inc.	2,148,581
83,888	Eni SpA	2,204,849
54,867	Equinor ASA	1,988,324
77,024	Inpex Corporation	1,742,972
198,567	MOL Hungarian Oil & Gas plc	2,522,338
32,855	OMV A.G.	2,362,938
66,441	ORLEN S.A.	2,597,109
427,857	Santos Ltd.	2,402,101
25,433	TotalEnergies S.E.	2,230,580
47,875	Tourmaline Oil Corporation	2,187,925
97,777	Woodside Energy Group Ltd.	2,155,016
		33,601,119
	REAL ESTATE OWNERS & DEVELOPERS - 2.2%
2,297,618	New World Development Company Ltd.(a)	2,409,944
7,142,558	SM Prime Holdings, Inc.	2,135,571
85,725	Sumitomo Realty & Development Company Ltd.	2,000,690
783,954	Swire Properties Ltd.	2,224,758
95,191	Vonovia S.E.	2,379,775
		11,150,738
	RETAIL - CONSUMER STAPLES - 2.6%
42,354	Alimentation Couche-Tard, Inc.	2,392,331
307,618	BIM Birlesik Magazalar A/S	2,500,202
895,990	Cencosud S.A.	2,113,364
101,373	Jeronimo Martins SGPS S.A.	2,147,613
329,358	President Chain Store Corporation	2,242,241
236,552	SM Investments Corporation	2,206,384
		13,602,135
	SEMICONDUCTORS - 4.8%
18,000	Advantest Corporation	2,957,712
5,868	Disco Corporation	2,398,192

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SEMICONDUCTORS - 4.8% (Continued)
55,189	Infineon Technologies A.G.	$5,222,095
12,579	NXP Semiconductors N.V.	4,042,262
167,869	Renesas Electronics Corporation	4,743,104
73,770	STMicroelectronics N.V.	5,073,194
		24,436,559
	SOFTWARE - 2.0%
16,714	Check Point Software Technologies Ltd.(a)	2,257,226
1,389	Constellation Software, Inc.	2,843,362
121,577	Dassault Systemes S.E.(b)	2,667,120
94,155	WiseTech Global Ltd.	2,437,295
		10,205,003
	STEEL - 0.6%
55,109	voestalpine A.G.	3,111,614

	TECHNOLOGY HARDWARE - 1.0%
10,436	Garmin Ltd.	2,441,189
586,546	Wistron Corporation	2,957,547
		5,398,736
	TECHNOLOGY SERVICES - 1.1%
126,836	Edenred S.E.	3,453,514
32,279	Wolters Kluwer N.V.	2,297,789
		5,751,303
	TELECOMMUNICATIONS - 0.9%
210,195	MTN Group Ltd.	2,810,429
608,535	Singapore Telecommunications Ltd.	2,069,458
		4,879,887
	TRANSPORTATION & LOGISTICS - 4.5%
80,713	Aena SME S.A.(d)	2,344,556
23,242	Canadian National Railway Company	2,751,515
10,164	DSV A/S	2,553,131
103,961	East Japan Railway Company	2,227,200
2,124,430	Eva Airways Corporation	2,436,397
10,695	Kuehne + Nagel International A.G.	2,471,482
103,411	Poste Italiane SpA 144A(d)	3,059,383

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TRANSPORTATION & LOGISTICS - 4.5% (Continued)
42,193	Ryanair Holdings plc - ADR	$2,564,491
245,595	Transurban Group	2,644,679
		23,052,834
	WHOLESALE - CONSUMER STAPLES - 0.4%
188,696	ITOCHU Corporation	2,293,166

	TOTAL COMMON STOCKS (Cost $423,863,837)	503,696,561

	PREFERRED STOCK — 0.5%
	CHEMICALS — 0.5%
28,470	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $1,058,792)	2,437,818

	COLLATERAL FOR SECURITIES LOANED – 0.9%
	MONEY MARKET FUND – 0.9%
4,454,333	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.55% (Cost $4,454,333)(c)(e)	4,454,333

	TOTAL INVESTMENTS - 99.3% (Cost $429,376,962)	$510,588,712
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	3,701,698
	NET ASSETS - 100.0%	$514,290,410

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

A.Ş.	- Anonim Sirketi

GDR	- Global Depositary Receipt

KGaA	- Kommanditgesellschaft auf Aktien

LTD	- Limited Company

N.V.	- Naamloze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $4,270,189.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2026. Total collateral had a value of $4,454,333 at May 31, 2026.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is $5,403,939 or 1.1% of net assets.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2026.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
Japan	8.1%
Switzerland	7.7%
Canada	7.6%
Australia	7.0%
Germany	6.6%
United Kingdom	5.3%
Netherlands	4.8%
France	4.6%
Italy	3.9%
Denmark	2.9%
Hong Kong	2.8%
Finland	2.8%
Austria	2.6%
Spain	2.4%
Belgium	2.1%
South Korea	2.0%
South Africa	2.0%
Taiwan	1.9%
Sweden	1.9%
Brazil	1.7%
Philippines	1.7%
Norway	1.7%
Poland	1.6%
Ireland	1.6%
Thailand	1.5%
Singapore	1.3%
Indonesia	1.2%
Hungary	1.1%
Mexico	0.9%
Chile	0.9%
Portugal	0.9%
Israel	0.9%
New Zealand	0.5%
Turkey	0.5%
India	0.5%
Cayman Islands	0.4%
Total Common Stocks	97.9%
Preferred Stock
Chile	0.5%
Total Preferred Stock	0.5%
Collateral For Securities Loaned	0.9%
Other Assets In Excess Of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying notes to financial statements.

INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.5%
	APPAREL & TEXTILE PRODUCTS - 3.3%
24,966	Deckers Outdoor Corporation(a)	$2,842,379

	CABLE & SATELLITE - 4.0%
119,586	Sirius XM Holdings, Inc.	3,530,179

	CONSUMER SERVICES - 2.6%
14,934	Grand Canyon Education, Inc.(a)	2,237,860

	ELECTRICAL EQUIPMENT - 2.9%
5,016	Lennox International, Inc.	2,518,835

	FORESTRY, PAPER & WOOD PRODUCTS - 2.7%
30,780	Louisiana-Pacific Corporation	2,350,976

	HEALTH CARE FACILITIES & SERVICES - 2.2%
4,332	Medpace Holdings, Inc.(a)	1,936,881

	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.2%
21,432	Mueller Industries, Inc.	2,756,155

	INDUSTRIAL SUPPORT SERVICES - 3.0%
58,596	Fastenal Company	2,589,943

	MEDICAL EQUIPMENT & DEVICES - 2.3%
3,534	IDEXX Laboratories, Inc.(a)	1,991,515

	OIL & GAS PRODUCERS - 6.8%
73,302	Hess Midstream, L.P., Class A	2,748,825
8,208	Texas Pacific Land Corporation	3,225,744
		5,974,569
	RETAIL - DISCRETIONARY - 7.6%
684	AutoZone, Inc.(a)	2,007,670
7,182	Home Depot, Inc. (The)	2,277,699

See accompanying notes to financial statements.

INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	RETAIL - DISCRETIONARY - 7.6% (Continued)
27,246	O’Reilly Automotive, Inc.(a)	$2,367,133
		6,652,502
	SOFTWARE - 9.5%
30,894	Fortinet, Inc.(a)	4,262,445
14,136	Manhattan Associates, Inc.(a)	2,121,107
17,442	Qualys, Inc.(a)	1,906,236
		8,289,788
	TECHNOLOGY HARDWARE - 7.2%
79,800	Super Micro Computer, Inc.(a)	3,677,982
4,446	Ubiquiti, Inc.	2,595,842
		6,273,824
	TECHNOLOGY SERVICES - 10.0%
9,576	Automatic Data Processing, Inc.	2,124,340
1,368	Fair Isaac Corporation(a)	1,710,807
4,332	MSCI, Inc.	2,735,137
22,116	Paychex, Inc.	2,144,810
		8,715,094
	TRANSPORTATION & LOGISTICS - 11.0%
16,188	Expeditors International of Washington, Inc.	2,557,542
17,100	Landstar System, Inc.	3,537,990
15,732	Old Dominion Freight Line, Inc.	3,542,060
		9,637,592
	WHOLESALE - DISCRETIONARY - 2.2%
10,716	Pool Corporation	1,943,882

	TOTAL COMMON STOCKS (Cost $65,336,750)	70,241,974

See accompanying notes to financial statements.

INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 19.1%
	FIXED INCOME - 19.1%
689,358	Schwab Short-Term U.S. Treasury ETF (Cost $16,774,429)	$16,682,464

	TOTAL INVESTMENTS - 99.6% (Cost $82,111,179)	$86,924,438
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	378,665
	NET ASSETS - 100.0%	$87,303,103

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0%
	ADVERTISING & MARKETING - 4.7%
12,640	AppLovin Corporation, Class A(a)	$7,749,458

	AEROSPACE & DEFENSE - 5.0%
10,902	Curtiss-Wright Corporation	8,150,444

	ASSET MANAGEMENT - 3.7%
10,744	Affiliated Managers Group, Inc.	3,253,820
50,246	Federated Hermes, Inc., Class B	2,816,791
		6,070,611
	BIOTECH & PHARMA - 5.9%
66,834	Exelixis, Inc.(a)	3,373,780
11,218	United Therapeutics Corporation(a)	6,246,407
		9,620,187
	COMMERCIAL SUPPORT SERVICES - 2.5%
48,348	Brady Corporation, Class A	4,161,796

	ELECTRIC UTILITIES - 3.0%
36,024	NRG Energy, Inc.	4,830,098

	ELECTRICAL EQUIPMENT - 8.8%
51,192	Amphenol Corporation, Class A	7,615,321
34,602	BWX Technologies, Inc.	6,777,840
		14,393,161
	ENGINEERING & CONSTRUCTION - 7.9%
2,844	Comfort Systems USA, Inc.	5,199,429
9,322	EMCOR Group, Inc.	7,707,616
		12,907,045
	HEALTH CARE FACILITIES & SERVICES - 2.2%
34,128	Encompass Health Corporation	3,612,449

	HEALTH CARE REIT - 2.6%
91,166	Omega Healthcare Investors, Inc.	4,262,922

See accompanying notes to financial statements.

INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.8%
22,910	Mueller Industries, Inc.	$2,946,226

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
44,082	SEI Investments Company	3,873,926

	INSURANCE - 4.1%
88,480	Old Republic International Corporation	3,294,110
17,380	Reinsurance Group of America, Inc.	3,488,862
		6,782,972
	LEISURE FACILITIES & SERVICES - 1.6%
12,482	TKO Group Holdings, Inc.	2,561,057

	MACHINERY - 3.2%
70,152	Flowserve Corporation	5,297,178

	METALS & MINING - 1.8%
26,702	Newmont Corporation	2,932,147

	OIL & GAS PRODUCERS - 4.8%
7,584	Murphy USA, Inc.	3,837,732
10,428	Texas Pacific Land Corporation	4,098,204
		7,935,936
	RETAIL - CONSUMER STAPLES - 3.8%
8,058	Casey’s General Stores, Inc.	6,181,614

	RETAIL - DISCRETIONARY - 5.8%
21,962	AutoNation, Inc.(a)	4,122,706
4,266	Dillard’s, Inc., Class A	2,517,836
9,164	Group 1 Automotive, Inc.	2,898,940
		9,539,482
	SEMICONDUCTORS - 20.5%
63,360	ACM Research, Inc., Class A(a)	5,484,442
20,382	Broadcom, Inc.	9,106,066
5,056	KLA Corporation	9,716,165

See accompanying notes to financial statements.

INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	SEMICONDUCTORS - 20.5% (Continued)
5,846	Monolithic Power Systems, Inc.	$9,156,063
		33,462,736
	TECHNOLOGY HARDWARE - 2.5%
16,274	InterDigital, Inc.	4,102,513

	WHOLESALE - CONSUMER STAPLES - 1.4%
31,600	Andersons, Inc. (The)	2,230,644

	TOTAL COMMON STOCKS (Cost $119,590,702)	163,604,602

	TOTAL INVESTMENTS - 100.0% (Cost $119,590,702)	$163,604,602
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	62,009
	NET ASSETS - 100.0%	$163,666,611

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING - 1.4%
581,214	Taboola.com Ltd.(a)	$2,836,325

	AEROSPACE & DEFENSE - 2.0%
16,694	AAR Corporation(a)	1,880,078
12,338	ATI, Inc.(a)	2,161,124
		4,041,202
	ASSET MANAGEMENT - 1.7%
159,687	Patria Investments Ltd., Class A	1,850,773
98,860	XP, Inc., Class A	1,647,996
		3,498,769
	BANKING - 5.0%
53,000	Atlantic Union Bankshares Corporation	1,993,860
5,572	Credicorp Ltd.	1,909,134
50,060	Five Star Bancorp	2,114,033
81,369	Northrim BanCorp, Inc.	2,010,628
13,930	Popular, Inc.	2,069,023
		10,096,678
	BEVERAGES - 0.7%
43,449	Celsius Holdings, Inc.(a)	1,445,548

	BIOTECH & PHARMA - 3.0%
566,621	Ironwood Pharmaceuticals, Inc.(a)	2,022,837
39,291	Kiniksa Pharmaceuticals International plc(a)	1,900,899
70,911	Rigel Pharmaceuticals, Inc.(a)	2,162,076
		6,085,812
	CHEMICALS - 0.8%
13,620	CF Industries Holdings, Inc.	1,530,207

	COMMERCIAL SUPPORT SERVICES - 1.0%
280,747	Quad/Graphics, Inc.	2,091,565

	CONSTRUCTION MATERIALS - 0.9%
13,355	Advanced Drainage Systems, Inc.	1,858,482

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONSUMER SERVICES - 2.0%
52,558	Perdoceo Education Corporation	$1,701,828
64,564	PROG Holdings, Inc.	2,374,018
		4,075,846
	CONTAINERS & PACKAGING - 1.0%
88,976	Myers Industries, Inc.	2,028,653

	DIVERSIFIED INDUSTRIALS - 0.9%
9,729	ITT, Inc.	1,897,155

	ELECTRIC UTILITIES - 0.8%
15,765	Consolidated Edison, Inc.	1,665,257

	ELECTRICAL EQUIPMENT - 4.0%
15,920	Belden, Inc.	1,672,874
78,762	Kimball Electronics, Inc.(a)	2,042,299
5,373	Littelfuse, Inc.	2,508,492
8,778	SPX Technologies, Inc.(a)	1,901,841
		8,125,506
	ENGINEERING & CONSTRUCTION - 5.5%
2,388	EMCOR Group, Inc.	1,974,446
219,828	IHS Holding Ltd.(a)	1,824,572
128,775	Mistras Group, Inc.(a)	2,263,865
6,744	MYR Group, Inc.(a)	3,136,366
25,782	Tutor Perini Corporation	1,843,155
		11,042,404
	FOOD - 1.6%
118,447	Herbalife Ltd.(a)	1,416,626
23,703	John B Sanfilippo & Son, Inc.	1,775,592
		3,192,218
	GAS & WATER UTILITIES - 0.9%
58,793	Consolidated Water Company Ltd.	1,774,373

	HEALTH CARE FACILITIES & SERVICES - 5.2%
41,259	BrightSpring Health Services, Inc.(a)	2,544,854

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.2% (Continued)
17,976	Encompass Health Corporation	$1,902,760
54,925	Guardian Pharmacy Services, Inc., Class A(a)	2,127,795
220,360	Innovage Holding Corporation(a)	1,672,532
279,925	LifeStance Health Group, Inc.(a)	2,158,222
		10,406,163
	INDUSTRIAL REIT - 1.3%
295,533	Industrial Logistics Properties Trust	2,650,931

	INDUSTRIAL SUPPORT SERVICES - 0.9%
60,076	Global Industrial Company	1,826,310

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
190,664	BGC Group, Inc., Class A	1,992,439
3,198	Interactive Brokers Group, Inc., Class A	278,130
33,985	Moelis & Company, Class A	2,286,851
		4,557,420
	INSURANCE - 3.4%
11,387	HCI Group, Inc.	1,754,395
65,735	Heritage Insurance Holdings, Inc.(a)	1,425,135
20,342	Mercury General Corporation	1,994,126
5,992	RenaissanceRe Holdings Ltd.	1,679,857
		6,853,513
	INTERNET MEDIA & SERVICES - 1.1%
110,751	EverQuote, Inc.(a)	2,130,849

	LEISURE FACILITIES & SERVICES - 0.7%
34,007	Yum China Holdings, Inc.	1,442,917

	MACHINERY - 2.5%
2,587	Caterpillar, Inc.	2,265,876
47,430	China Yuchai International Ltd.	2,690,229
		4,956,105
	MEDICAL EQUIPMENT & DEVICES - 3.6%
203,158	Bioventus, Inc.(a)	1,728,875

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.6% (Continued)
20,917	Globus Medical, Inc., Class A(a)	$1,712,684
28,457	LivaNova plc(a)	2,100,126
66,554	Tactile Systems Technology, Inc.(a)	1,637,894
		7,179,579
	METALS & MINING - 3.3%
21,824	Anglogold Ashanti plc	2,113,436
76,703	Constellium S.E.(a)	2,627,845
18,153	Newmont Corporation	1,993,381
		6,734,662
	OIL & GAS PRODUCERS - 5.0%
27,882	EQT Corporation	1,531,558
16,738	Expand Energy Corporation	1,556,299
30,270	Occidental Petroleum Corporation	1,714,190
30,867	Par Pacific Holdings, Inc.(a)	1,733,491
90,677	Permian Resources Corporation	1,743,719
7,363	Valero Energy Corporation	1,802,610
		10,081,867
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
87,273	National Energy Services Reunited Corporation(a)	2,125,098
27,484	TechnipFMC plc	1,880,455
		4,005,553
	REAL ESTATE SERVICES - 0.9%
122,848	Newmark Group, Inc., Class A	1,716,187

	RENEWABLE ENERGY - 0.9%
109,693	Green Plains, Inc.(a)	1,718,889

	RETAIL - CONSUMER STAPLES - 1.0%
2,587	Casey’s General Stores, Inc.	1,984,591

	RETAIL - DISCRETIONARY - 1.7%
45,041	Build-A-Bear Workshop, Inc.	1,675,976
2,985	Dillard’s, Inc., Class A	1,761,777
		3,437,753

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS – 6.0%
39,226	Amkor Technology, Inc.	$2,728,560
13,510	Cirrus Logic, Inc.(a)	2,296,025
28,634	Microchip Technology, Inc.	2,710,208
7,916	MKS, Inc.	2,566,842
52,162	Photronics, Inc.(a)	1,687,441
		11,989,076
	SOFTWARE - 3.6%
37,235	Clear Secure, Inc., Class A	2,064,681
38,960	Donnelley Financial Solutions, Inc.(a)	1,546,322
43,338	GigaCloud Technology, Inc., Class A(a)	1,561,902
126,740	Mitek Systems, Inc.(a)	2,177,393
		7,350,298
	SPECIALTY FINANCE - 1.2%
8,734	Dave, Inc.(a)	2,467,879

	TECHNOLOGY HARDWARE - 10.5%
156,858	ADTRAN Holdings, Inc.(a)	2,596,000
71,796	Aviat Networks, Inc.(a)	1,275,815
38,960	CTS Corporation	2,501,622
4,997	InterDigital, Inc.	1,259,694
41,878	NCR Atleos Corporation(a)	1,867,759
58,970	NetScout Systems, Inc.(a)	2,454,331
9,132	Plexus Corporation(a)	2,450,664
14,638	Sanmina Corporation(a)	3,801,927
37,657	ViaSat, Inc.(a)	3,035,906
		21,243,718
	TECHNOLOGY SERVICES - 2.4%
2,786	CACI International, Inc., Class A(a)	1,430,639
13,156	EPAM Systems, Inc.(a)	1,347,964
161,875	Green Dot Corporation, Class A(a)	2,083,331
		4,861,934
	TRANSPORTATION & LOGISTICS - 5.3%
20,652	ArcBest Corporation	2,822,921
26,445	Euroseas Ltd.	1,684,547

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 5.3% (Continued)
26,180	International Seaways, Inc.	$2,020,834
35,931	Ituran Location and Control Ltd.	2,355,277
20,298	SkyWest, Inc.(a)	1,738,524
		10,622,103
	WHOLESALE - CONSUMER STAPLES - 1.8%
25,560	Archer-Daniels-Midland Company	2,039,177
144,208	Mission Produce, Inc.(a)	1,606,477
		3,645,654

	TOTAL COMMON STOCKS (Cost $177,809,134)	201,149,951

	TOTAL INVESTMENTS - 99.8% (Cost $177,809,134)	$201,149,951
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	426,252
	NET ASSETS - 100.0%	$201,576,203

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 1.0%
12,697	AppLovin Corporation, Class A(a)	$7,784,404
25,669	Trade Desk, Inc. (The), Class A(a)	553,424
		8,337,828
	AEROSPACE & DEFENSE - 0.6%
6,498	ATI, Inc.(a)	1,138,190
1,662	Curtiss-Wright Corporation	1,242,528
5,039	FTAI Aviation Ltd.	1,311,853
35,080	Joby Aviation, Inc.(a)	417,452
5,636	Karman Holdings, Inc.(a)	324,070
4,509	Loar Holdings, Inc.(a)	290,740
16,178	StandardAero, Inc.(a)	463,338
		5,188,171
	APPAREL & TEXTILE PRODUCTS - 0.1%
8,443	Deckers Outdoor Corporation(a)	961,236

	ASSET MANAGEMENT - 0.3%
1,348	Affiliated Managers Group, Inc.	408,242
83,229	Blue Owl Capital, Inc.	855,594
3,061	Hamilton Lane, Inc., Class A	266,705
5,499	StepStone Group, Inc., Class A	271,156
7,560	Stifel Financial Corporation	530,334
		2,332,031
	AUTOMOTIVE - 0.2%
97,022	Aurora Innovation, Inc.(a)	712,141
10,794	BorgWarner, Inc.	775,226
		1,487,367
	BANKING - 1.2%
3,194	BOK Financial Corporation	408,960
15,293	Columbia Banking System, Inc.	453,285
3,266	Cullen/Frost Bankers, Inc.	442,608
7,018	East West Bancorp, Inc.	859,986
692	First Citizens BancShares, Inc., Class A	1,377,433
24,870	First Horizon Corporation	602,600
19,941	Old National Bancorp	478,783

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 1.2% (Continued)
7,596	Pinnacle Financial Partners, Inc.	$742,433
45,373	Regions Financial Corporation	1,270,444
10,160	SouthState Bank Corporation	962,660
3,918	UMB Financial Corporation	514,277
8,614	Webster Financial Corporation	626,410
5,676	Western Alliance Bancorp	452,093
3,461	Wintrust Financial Corporation	519,946
7,376	Zions Bancorp NA	460,631
		10,172,549
	BEVERAGES - 0.2%
12,329	Celsius Holdings, Inc.(a)	410,186
4,472	Coca-Cola Consolidated, Inc.	774,819
20,433	Primo Brands Corporation	506,738
		1,691,743
	BIOTECH & PHARMA - 1.6%
9,699	Bridgebio Pharma, Inc.(a)	642,656
12,089	Exelixis, Inc.(a)	610,253
9,798	Incyte Corporation(a)	947,859
10,657	Insmed, Inc.(a)	1,139,340
7,672	Ionis Pharmaceuticals, Inc.(a)	586,908
5,712	Jazz Pharmaceuticals PLC(a)	1,350,831
1,077	Madrigal Pharmaceuticals, Inc.(a)	535,560
4,991	Neurocrine Biosciences, Inc.(a)	790,075
8,140	Revolution Medicines, Inc.(a)	1,281,887
3,228	Rhythm Pharmaceuticals, Inc.(a)	285,097
61,201	Roivant Sciences Ltd.(a)	1,835,418
29,123	Royalty Pharma plc, Class A	1,623,898
34,572	Summit Therapeutics, Inc.(a)	606,393
2,114	United Therapeutics Corporation(a)	1,177,117
		13,413,292
	CHEMICALS - 2.1%
5,946	Albemarle Corporation	1,048,993
12,153	Axalta Coating Systems Ltd.(a)	373,948
7,531	CF Industries Holdings, Inc.	846,108

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS - 2.1% (Continued)
13,582	International Flavors & Fragrances, Inc.	$1,032,911
23,199	Linde PLC	11,545,911
17,882	LyondellBasell Industries N.V., Class A	1,191,835
466	NewMarket Corporation	360,488
6,857	RPM International, Inc.	726,636
7,360	Westlake Corporation	639,069
		17,765,899
	COMMERCIAL SUPPORT SERVICES - 1.6%
40,578	ADT, Inc.	272,278
19,705	Cintas Corporation	3,374,678
2,713	Clean Harbors, Inc.(a)	762,434
15,396	Republic Services, Inc.	3,085,974
23,332	Rollins, Inc.	1,110,603
8,967	UL Solutions, Inc., Class A	892,217
19,775	Waste Management, Inc.	4,181,623
		13,679,807
	CONSTRUCTION MATERIALS - 1.1%
4,135	Advanced Drainage Systems, Inc.	575,427
2,518	Carlisle Companies, Inc.	868,232
31,119	CRH PLC	3,385,435
1,639	Eagle Materials, Inc.	362,514
2,963	Martin Marietta Materials, Inc.	1,723,399
2,397	Simpson Manufacturing Company, Inc.	454,807
6,519	Trex Company, Inc.(a)	269,887
6,356	Vulcan Materials Company	1,798,239
		9,437,940
	CONSUMER SERVICES - 0.1%
3,011	Bright Horizons Family Solutions, Inc.(a)	188,549
6,583	Service Corp International	494,975
2,386	Stride, Inc.(a)	220,419
		903,943
	CONTAINERS & PACKAGING - 0.3%
3,384	AptarGroup, Inc.	392,036
5,568	Crown Holdings, Inc.	529,405

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONTAINERS & PACKAGING - 0.3% (Continued)
26,788	International Paper Company	$896,594
4,392	Packaging Corporation of America	961,454
		2,779,489
	DATA CENTER REIT - 0.4%
16,080	Digital Realty Trust, Inc.	3,055,199

	DIVERSIFIED INDUSTRIALS - 1.3%
25,953	3M Company	3,974,183
7,222	Dover Corporation	1,526,442
6,284	Parker-Hannifin Corporation	5,307,655
		10,808,280
	E-COMMERCE DISCRETIONARY - 0.3%
20,995	Chewy, Inc., Class A(a)	473,227
88,268	Coupang, Inc.(a)	1,465,249
6,265	Wayfair, Inc., Class A(a)	452,709
		2,391,185
	ELECTRIC UTILITIES - 3.7%
12,779	Ameren Corporation	1,379,749
30,996	CenterPoint Energy, Inc.	1,309,891
14,243	CMS Energy Corporation	1,033,615
17,111	Consolidated Edison, Inc.	1,807,435
9,754	DTE Energy Company	1,393,554
18,835	Edison International	1,317,320
20,569	Entergy Corporation	2,243,049
10,574	Evergy, Inc.	867,491
16,231	Eversource Energy	1,108,090
27,025	FirstEnergy Corporation	1,253,690
2,504	IDACORP, Inc.	351,236
94,259	NextEra Energy, Inc.	8,201,477
8,706	NRG Energy, Inc.	1,167,300
9,364	OGE Energy Corporation	442,262
4,739	Oklo, Inc.(a)	316,944
5,780	Pinnacle West Capital Corporation	576,497
23,693	Public Service Enterprise Group, Inc.	1,863,454

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRIC UTILITIES - 3.7% (Continued)
2,013	Talen Energy Corporation(a)	$778,628
16,031	Vistra Corporation	2,568,647
14,865	WEC Energy Group, Inc.	1,650,758
		31,631,087
	ELECTRICAL EQUIPMENT - 4.6%
6,963	A O Smith Corporation	394,941
3,492	AAON, Inc.	489,578
1,492	Acuity, Inc.	455,224
11,474	AMETEK, Inc.	2,591,403
53,988	Amphenol Corporation, Class A	8,031,255
7,439	Bloom Energy Corporation, Class A(a)	2,120,115
4,002	BWX Technologies, Inc.	783,912
8,186	Cognex Corporation	539,048
13,146	GE Vernova, Inc.	12,729,535
3,174	Generac Holdings, Inc.(a)	882,086
2,660	Hubbell, Inc.	1,259,803
1,893	Lennox International, Inc.	950,589
2,507	Modine Manufacturing Company(a)	699,227
6,553	Nextpower, Inc., Class A(a)	1,024,889
13,661	NuScale Power Corporation(a)	173,085
2,493	SPX Technologies, Inc.(a)	540,133
11,709	Trimble, Inc.(a)	660,505
15,291	Vertiv Holdings Company, Class A	4,827,522
		39,152,850
	ENGINEERING & CONSTRUCTION - 1.8%
1,519	Comfort Systems USA, Inc.	2,777,051
2,638	Construction Partners, Inc., Class A(a)	307,248
1,229	Dycom Industries, Inc.(a)	626,790
2,111	EMCOR Group, Inc.	1,745,417
7,735	Fluor Corporation(a)	353,954
891	IES Holdings, Inc.(a)	604,410
1,532	Installed Building Products, Inc.	321,689
3,225	MasTec, Inc.(a)	1,220,243
6,669	Quanta Services, Inc.	4,746,527

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ENGINEERING & CONSTRUCTION - 1.8% (Continued)
1,279	Sterling Infrastructure, Inc.(a)	$1,101,014
13,867	Tetra Tech, Inc.	381,204
2,597	TopBuild Corporation(a)	1,084,196
		15,269,743
	FOOD - 0.9%
25,255	Conagra Brands, Inc.	335,386
6,821	Lamb Weston Holdings, Inc.	294,531
13,901	McCormick & Company, Inc.	658,490
64,243	Mondelez International, Inc., Class A	3,929,743
12,760	Pilgrim’s Pride Corporation	361,236
19,291	Smithfield Foods, Inc.	498,287
16,070	The Campbell’s Company	339,238
18,044	Tyson Foods, Inc., Class A	1,101,045
		7,517,956
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
3,860	Louisiana-Pacific Corporation	294,827

	GAS & WATER UTILITIES - 0.6%
10,092	American Water Works Company, Inc.	1,244,041
7,624	Atmos Energy Corporation	1,289,448
13,314	Essential Utilities, Inc.	491,153
4,140	National Fuel Gas Company	319,815
21,597	NiSource, Inc.	998,213
10,984	UGI Corporation	383,561
		4,726,231
	HEALTH CARE FACILITIES & SERVICES - 1.0%
728	Chemed Corporation	310,426
4,926	Encompass Health Corporation	521,417
5,227	Ensign Group, Inc. (The)	876,307
4,177	HealthEquity, Inc.(a)	367,534
16,839	IQVIA Holdings, Inc.(a)	3,068,234
3,961	Labcorp Holdings, Inc.	1,030,098
1,318	Medpace Holdings, Inc.(a)	589,291
2,439	Molina Healthcare, Inc.(a)	423,410

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.0% (Continued)
4,121	Tenet Healthcare Corporation(a)	$722,494
2,838	Universal Health Services, Inc., Class B	414,660
		8,323,871
	HEALTH CARE REIT - 1.3%
16,639	Alexandria Real Estate Equities, Inc.	826,626
8,626	American Healthcare REIT, Inc.	421,725
10,685	CareTrust REIT, Inc.	436,162
32,947	Healthpeak Properties, Inc.	630,935
14,976	Omega Healthcare Investors, Inc.	700,278
21,885	Ventas, Inc.	1,847,532
31,484	Welltower, Inc.	6,464,609
		11,327,867
	HOME & OFFICE PRODUCTS - 0.2%
7,767	SharkNinja, Inc.(a)	946,720
10,653	Somnigroup International, Inc.	754,339
		1,701,059
	HOME CONSTRUCTION - 1.0%
2,118	Armstrong World Industries, Inc.	334,432
15,982	DR Horton, Inc.	2,350,791
6,775	Fortune Brands Innovations, Inc.	263,819
14,425	Lennar Corporation, Class A	1,295,076
11,156	Masco Corporation	783,709
3,323	Mohawk Industries, Inc.(a)	356,957
140	NVR, Inc.(a)	854,672
10,399	PulteGroup, Inc.	1,228,954
5,302	Taylor Morrison Home Corporation(a)	310,167
5,092	Toll Brothers, Inc.	705,446
		8,484,023
	HOTEL REIT - 0.1%
34,859	Host Hotels & Resorts, Inc.	801,060

	HOUSEHOLD PRODUCTS - 0.2%
108,061	Kenvue, Inc.	1,867,294

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
2,215	Chart Industries, Inc.(a)	$460,321
5,257	Mueller Industries, Inc.	676,050
1,526	RBC Bearings, Inc.(a)	872,811
943	Valmont Industries, Inc.	490,181
		2,499,363
	INDUSTRIAL REIT - 1.1%
2,603	EastGroup Properties, Inc.	525,572
6,632	First Industrial Realty Trust, Inc.	410,322
23,364	Lineage, Inc.	1,037,595
46,651	Prologis, Inc.	6,693,019
12,251	Rexford Industrial Realty, Inc.	434,543
9,809	STAG Industrial, Inc.	371,467
		9,472,518
	INDUSTRIAL SUPPORT SERVICES - 1.1%
20,962	API Group Corporation(a)	859,442
1,901	Applied Industrial Technologies, Inc.	577,543
12,055	Core & Main, Inc., Class A(a)	596,120
55,799	Fastenal Company	2,466,316
2,609	SiteOne Landscape Supply, Inc.(a)	283,337
8,884	U-Haul Holding Company(a)	514,295
3,222	United Rentals, Inc.	3,208,048
2,039	Watsco, Inc.	748,517
		9,253,618
	INFRASTRUCTURE REIT - 0.4%
20,969	Crown Castle, Inc.	1,918,664
5,226	SBA Communications Corporation, Class A	1,061,714
		2,980,378
	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
4,934	Cboe Global Markets, Inc.	1,645,785
11,873	Coinbase Global, Inc., Class A(a)	2,244,353
1,854	Evercore, Inc., Class A	631,954
13,890	Galaxy Digital, Inc., Class A(a)	410,866
3,332	Houlihan Lokey, Inc.	472,011
74,631	Interactive Brokers Group, Inc., Class A	6,490,657

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.6% (Continued)
29,010	Intercontinental Exchange, Inc.	$4,289,129
20,236	Jefferies Financial Group, Inc.	1,066,842
30,465	Nasdaq, Inc.	2,818,622
2,133	PJT Partners, Inc., Class A	326,136
6,276	SEI Investments Company	551,535
11,567	Tradeweb Markets, Inc., Class A	1,159,592
		22,107,482
	INSURANCE - 2.3%
25,192	Aflac, Inc.	2,832,085
6,964	American Financial Group, Inc.	903,927
16,592	Brown & Brown, Inc.	933,300
7,513	Cincinnati Financial Corporation	1,182,696
27,889	Corebridge Financial, Inc.	753,003
2,720	Erie Indemnity Company, Class A	579,550
3,929	Globe Life, Inc.	602,080
3,285	Jackson Financial, Inc.	338,716
1,210	Kinsale Capital Group, Inc.	368,772
9,774	Loews Corporation	1,012,098
616	Markel Group, Inc.(a)	1,118,403
11,748	Old Republic International Corporation	437,378
1,571	Primerica, Inc.	424,123
30,568	Progressive Corporation (The)	5,820,148
3,287	Reinsurance Group of America, Inc.	659,832
12,502	Ryan Specialty Holdings, Inc.	398,189
17,756	W R Berkley Corporation	1,128,216
		19,492,516
	LEISURE FACILITIES & SERVICES - 0.5%
2,723	Brinker International, Inc.(a)	387,701
6,210	Cava Group, Inc.(a)	482,269
10,154	Dutch Bros, Inc.(a)	588,932
4,144	Planet Fitness, Inc., Class A(a)	221,745
3,303	Texas Roadhouse, Inc.	596,588
9,733	TKO Group Holdings, Inc.	1,997,017

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5% (Continued)
1,643	Wingstop, Inc.	$257,885
		4,532,137
	MACHINERY - 3.7%
3,807	AGCO Corporation	427,450
20,557	Caterpillar, Inc.	18,005,260
2,849	Crane Company	521,367
5,703	Donaldson Company, Inc.	466,905
3,059	ESAB Corporation	282,743
3,100	Federal Signal Corporation	330,770
6,699	Flowserve Corporation	505,841
12,967	Gates Industrial Corporation PLC(a)	336,105
8,263	Graco, Inc.	623,443
3,762	IDEX Corporation	793,142
19,082	Ingersoll Rand, Inc.	1,367,034
2,546	John Bean Technologies Corporation	342,157
2,815	Lincoln Electric Holdings, Inc.	727,649
2,684	Middleby Corporation (The)(a)	416,047
1,901	MSA Safety, Inc.	315,186
2,757	Nordson Corporation	792,169
3,325	Regal Rexnord Corporation	670,852
2,441	Snap-on, Inc.	906,124
7,929	Stanley Black & Decker, Inc.	629,721
5,178	Toro Company (The)	465,399
12,283	Veralto Corporation	1,010,031
1,664	Watts Water Technologies, Inc., Class A	514,143
8,046	Zurn Elkay Water Solutions Corporation	378,162
		30,827,700
	MEDICAL EQUIPMENT & DEVICES - 2.2%
7,365	Align Technology, Inc.(a)	1,288,507
26,745	Baxter International, Inc.	502,271
1,338	Bio-Rad Laboratories, Inc., Class A(a)	418,098
15,751	Caris Life Sciences, Inc.(a)	263,357
22,508	Dexcom, Inc.(a)	1,659,740
29,956	Edwards Lifesciences Corporation(a)	2,590,295

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.2% (Continued)
6,952	Globus Medical, Inc., Class A(a)	$569,230
5,853	Guardant Health, Inc.(a)	759,076
4,046	IDEXX Laboratories, Inc.(a)	2,280,042
3,923	Insulet Corporation(a)	568,600
2,689	Masimo Corporation(a)	479,852
1,079	Mettler-Toledo International, Inc.(a)	1,273,846
2,157	Penumbra, Inc.(a)	686,573
2,514	Repligen Corporation(a)	311,610
7,394	ResMed, Inc.	1,409,075
5,645	Revvity, Inc.	590,185
8,747	Solventum Corporation(a)	655,588
4,863	STERIS plc	1,034,506
8,575	Tempus AI, Inc., Class A(a)	432,780
3,408	West Pharmaceutical Services, Inc.	1,100,136
		18,873,367
	METALS & MINING - 2.4%
24,191	Coeur Mining, Inc.	467,370
85,145	Freeport-McMoRan, Inc.	5,594,878
27,542	Hecla Mining Company	489,421
8,409	MP Materials Corporation(a)	544,062
48,810	Newmont Corporation	5,359,826
3,040	Royal Gold, Inc.	682,419
35,140	Southern Copper Corporation	6,722,283
		19,860,259
	MORTGAGE FINANCE - 0.2%
54,620	AGNC Investment Corporation	568,594
34,955	Annaly Capital Management, Inc.	763,767
28,982	New Residential Investment Corporation	270,112
19,309	Starwood Property Trust, Inc.	329,798
		1,932,271
	MULTI ASSET CLASS REIT - 0.1%
10,793	WP Carey, Inc.	803,215

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OFFICE REIT - 0.1%
8,003	BXP, Inc.	$480,260
9,590	Vornado Realty Trust	323,663
		803,923
	OIL & GAS PRODUCERS - 8.1%
21,965	Antero Midstream Corporation	460,386
14,553	Antero Resources Corporation(a)	520,270
16,321	APA Corporation	594,574
10,793	Cheniere Energy, Inc.	2,426,914
57,242	Devon Energy Corporation	2,546,697
13,737	Diamondback Energy, Inc.	2,630,361
4,616	DT Midstream, Inc.	646,148
28,390	EOG Resources, Inc.	3,786,657
28,557	EQT Corporation	1,568,636
10,417	Expand Energy Corporation	968,573
205,844	Exxon Mobil Corporation	29,900,898
13,166	Hess Midstream, L.P., Class A	493,725
9,072	HF Sinclair Corporation	634,042
102,768	Kinder Morgan, Inc.	3,194,029
7,778	Kinetik Holdings, Inc.	357,399
954	Murphy USA, Inc.	482,753
46,925	Occidental Petroleum Corporation	2,657,363
30,576	ONEOK, Inc.	2,566,549
13,020	Ovintiv, Inc.	729,641
42,736	Permian Resources Corporation	821,813
10,666	Range Resources Corporation	415,441
10,187	Targa Resources Corporation	2,598,398
3,311	Texas Pacific Land Corporation	1,301,223
14,197	Valero Energy Corporation	3,475,710
114,088	Venture Global, Inc., Class A	1,373,620
17,639	Viper Energy, Inc., Class A	802,575
		67,954,395
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
45,747	Baker Hughes Company	2,922,318
37,321	Halliburton Company	1,449,921

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.0% (Continued)
77,012	SLB Ltd.	$4,201,005
		8,573,244
	RENEWABLE ENERGY - 0.2%
4,851	First Solar, Inc.(a)	1,488,238

	RESIDENTIAL REIT - 0.8%
19,189	American Homes 4 Rent, Class A	615,583
5,491	Camden Property Trust	585,121
9,741	Equity LifeStyle Properties, Inc.	601,702
19,377	Equity Residential	1,268,225
3,161	Essex Property Trust, Inc.	861,815
31,119	Invitation Homes, Inc.	910,231
5,995	Mid-America Apartment Communities, Inc.	773,775
6,218	Sun Communities, Inc.	768,918
17,052	UDR, Inc.	629,219
		7,014,589
	RETAIL - CONSUMER STAPLES - 0.5%
404	BJ’s Wholesale Club Holdings, Inc.(a)	34,453
1,686	Casey’s General Stores, Inc.	1,293,399
11,477	Dollar General Corporation	1,269,471
2,498	Five Below, Inc.(a)	567,945
2,986	Ollie’s Bargain Outlet Holdings, Inc.(a)	243,747
6,155	Sprouts Farmers Market, Inc.(a)	508,526
		3,917,541
	RETAIL - DISCRETIONARY - 3.7%
1,928	AutoNation, Inc.(a)	361,924
821	AutoZone, Inc.(a)	2,409,791
6,680	Builders FirstSource, Inc.(a)	509,417
49,800	Carvana Company(a)	3,635,400
712	Dillard’s, Inc., Class A	420,230
2,022	FirstCash Holdings, Inc.	444,658
6,285	Floor & Decor Holdings, Inc., Class A(a)	323,049
6,932	Genuine Parts Company	684,188
51,104	Home Depot, Inc. (The)	16,207,123

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 3.7% (Continued)
2,526	Lithia Motors, Inc., Class A	$734,788
41,456	O’Reilly Automotive, Inc.(a)	3,601,697
3,531	Penske Automotive Group, Inc.	590,983
27,593	Tractor Supply Company	870,007
		30,793,255
	RETAIL REIT - 0.7%
5,596	Agree Realty Corporation	414,943
15,294	Brixmor Property Group, Inc.	467,385
4,308	Federal Realty Investment Trust	515,366
9,470	NNN REIT, Inc.	421,510
9,312	Regency Centers Corporation	720,283
15,742	Simon Property Group, Inc.	3,225,692
		5,765,179
	SELF-STORAGE REIT - 0.6%
11,463	CubeSmart	458,520
10,972	Extra Space Storage, Inc.	1,583,369
8,853	Public Storage	2,688,567
		4,730,456
	SEMICONDUCTORS - 20.2%
9,125	Astera Labs, Inc.(a)	3,128,506
243,590	Broadcom, Inc.	108,828,705
7,017	Coherent Corp.(a)	2,536,435
6,677	Entegris, Inc.	926,701
5,473	KLA Corporation	10,517,519
6,187	Lattice Semiconductor Corporation(a)	909,984
3,825	MACOM Technology Solutions Holdings, Inc.(a)	1,394,748
33,595	Marvell Technology, Inc.	6,886,975
27,297	Microchip Technology, Inc.	2,583,661
2,942	MKS, Inc.	953,973
2,242	Monolithic Power Systems, Inc.	3,511,443
20,186	ON Semiconductor Corporation(a)	2,434,835
8,729	Qorvo, Inc.(a)	903,975
51,447	QUALCOMM, Inc.	12,914,226
3,793	Rambus, Inc.(a)	551,730

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 20.2% (Continued)
4,498	Sandisk Corporation(a)	$7,624,020
7,192	Skyworks Solutions, Inc.	559,897
6,836	Teradyne, Inc.	2,558,783
2,375	Universal Display Corporation	218,785
		169,944,901
	SOFTWARE - 6.5%
13,990	Akamai Technologies, Inc.(a)	2,092,065
59,089	American Bitcoin Corporation(a)	66,771
1,855	Appfolio, Inc., Class A(a)	298,970
17,364	Bentley Systems, Inc., Class B	566,761
2,118	CommVault Systems, Inc.(a)	251,513
17,496	CoreWeave, Inc., Class A(a)	1,916,337
16,551	Datadog, Inc., Class A(a)	4,093,890
11,169	DocuSign, Inc.(a)	586,596
15,358	Dynatrace, Inc.(a)	654,097
5,767	Elastic N.V.(a)	373,125
36,222	Fortinet, Inc.(a)	4,997,549
4,740	Guidewire Software, Inc.(a)	723,656
10,277	IonQ, Inc.(a)	740,663
18,162	Klaviyo, Inc., Class A(a)	287,686
3,179	Manhattan Associates, Inc.(a)	477,009
4,186	MongoDB, Inc.(a)	1,404,612
13,302	Nutanix, Inc., A(a)	692,635
99,971	Palantir Technologies, Inc., Class A(a)	15,649,459
3,073	Paycom Software, Inc.	429,206
7,235	Procore Technologies, Inc.(a)	358,060
37,583	QXO, Inc.(a)	648,307
10,486	Roper Technologies, Inc.	3,413,508
11,305	Rubrik, Inc., Class A(a)	888,912
25,067	SailPoint, Inc.(a)	472,012
31,619	Samsara, Inc., Class A(a)	1,106,349
5,273	ServiceTitan, Inc., Class A(a)	381,554
16,851	Snowflake, Inc., CLASS A(a)	4,306,273
12,063	SS&C Technologies Holdings, Inc.	814,494

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 6.5% (Continued)
14,379	Strategy, Inc., Class A(a)	$2,287,555
2,305	Tyler Technologies, Inc.(a)	721,811
23,828	Unity Software, Inc.(a)	726,039
7,698	Veeva Systems, Inc., Class A(a)	1,342,069
9,127	Waystar Holding Corporation(a)	181,719
7,251	Zscaler, Inc.(a)	1,013,182
		54,964,444
	SPECIALTY FINANCE - 0.4%
7,349	BitMine Immersion Technologies, Inc.	141,615
9,972	Circle Internet Group, Inc.(a)	1,126,836
11,290	MGIC Investment Corporation	284,734
6,391	OneMain Holdings, Inc.	353,486
58,266	SoFi Technologies, Inc.(a)	1,061,607
6,351	Upstart Holdings, Inc.(a)	214,600
84,633	UWM Holdings Corporation	258,977
		3,441,855
	SPECIALTY REIT - 0.1%
5,257	Lamar Advertising Company, Class A	801,482

	STEEL - 0.9%
2,520	Carpenter Technology Corporation	1,181,830
5,652	Commercial Metals Company	429,835
12,049	Nucor Corporation	3,012,249
2,755	Reliance, Inc.	1,049,021
7,026	Steel Dynamics, Inc.	1,827,814
		7,500,749
	TECHNOLOGY HARDWARE - 3.7%
59,249	Arista Networks, Inc.(a)	9,448,438
2,641	Arrow Electronics, Inc.(a)	566,838
5,688	Ciena Corporation(a)	3,300,348
8,827	Credo Technology Group Holding Ltd.(a)	2,083,437
4,806	Dolby Laboratories, Inc., Class A	268,223
15,385	Everpure, Inc., Class A(a)	1,223,261
17,900	Flex Ltd.(a)	2,698,962

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 3.7% (Continued)
1,102	InterDigital, Inc.	$277,803
5,096	Jabil, Inc.	1,857,798
24,676	Super Micro Computer, Inc.(a)	1,137,317
2,642	Ubiquiti, Inc.	1,542,558
13,393	Western Digital Corporation	7,114,496
		31,519,479
	TECHNOLOGY SERVICES - 2.8%
18,995	Affirm Holdings, Inc., Class A(a)	1,398,982
5,691	Amdocs Ltd.	358,362
20,368	Automatic Data Processing, Inc.	4,518,437
1,039	CACI International, Inc., Class A(a)	533,537
6,847	CDW Corp	858,956
22,066	Chime Financial, Inc., Class A(a)	410,428
3,757	Corpay, Inc.(a)	1,359,283
21,748	CoStar Group, Inc.(a)	700,286
2,981	EPAM Systems, Inc.(a)	305,433
6,042	Equifax, Inc.	1,001,703
7,968	ExlService Holdings, Inc.(a)	231,311
1,208	Fair Isaac Corporation(a)	1,510,713
9,102	Genpact Ltd.	299,911
3,910	Jack Henry & Associates, Inc.	533,011
12,620	Kyndryl Holdings, Inc.(a)	157,371
1,908	MarketAxess Holdings, Inc.	248,116
7,236	MSCI, Inc.	4,568,665
19,000	Paychex, Inc.	1,842,620
4,971	Shift4 Payments, Inc., Class A(a)	221,508
32,219	Toast, Inc., Class A(a)	838,661
7,506	Verisk Analytics, Inc.	1,313,475
		23,210,769
	TELECOMMUNICATIONS - 0.2%
14,608	AST SpaceMobile, Inc.(a)	1,656,693

	TRANSPORTATION & LOGISTICS - 3.3%
5,568	CH Robinson Worldwide, Inc.	994,723

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3% (Continued)
84,099	CSX Corporation	$3,806,321
35,291	Delta Air Lines, Inc.	2,910,802
6,657	Expeditors International of Washington, Inc.	1,051,739
11,161	FedEx Corporation	4,595,542
5,105	JB Hunt Transport Services, Inc.	1,411,175
8,667	Knight-Swift Transportation Holdings, Inc.	655,485
10,173	Norfolk Southern Corporation	3,102,358
11,149	Old Dominion Freight Line, Inc.	2,510,197
1,995	Ryder System, Inc.	500,446
1,396	Saia, Inc.(a)	659,429
42,532	United Parcel Service, Inc., Class B	4,537,739
5,999	XPO, Inc.(a)	1,285,286
		28,021,242
	TRANSPORTATION EQUIPMENT - 0.4%
4,376	Allison Transmission Holdings, Inc.	496,807
26,048	PACCAR, Inc.	2,874,918
		3,371,725
	WHOLESALE - CONSUMER STAPLES - 0.5%
24,821	Archer-Daniels-Midland Company	1,980,220
10,263	Bunge Global S.A.	1,265,428
7,771	Performance Food Group Company(a)	763,034
		4,008,682
	WHOLESALE - DISCRETIONARY - 0.2%
51,857	Copart, Inc.(a)	1,699,354
1,995	Pool Corporation	361,893
		2,061,247

	TOTAL COMMON STOCKS (Cost $692,961,034)	839,682,739

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	ASSET MANAGEMENT - 0.0% (b) (Cost $0)
9,894	TPG, Inc. - CVR(a)(c)(d)	12/31/2027	$3	$—

	TOTAL INVESTMENTS - 99.6% (Cost $692,961,034)			$839,682,739
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			3,518,695
	NET ASSETS - 100.0%			$843,201,434

CVR	- Contingent Value Right

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The fair value of this investment is determined using significant unobservable inputs.

(d)	Illiquid security. The total fair value of these securities as of May 31, 2026 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate	Inspire 100
	ETF	Cap ETF	Bond ETF	ETF
ASSETS
Investment securities:
At cost	$129,990,068	$266,591,060	$463,863,130	$348,069,349
At value (includes securities on loan with a market value of $1,761,470, $4,129,941, $2,522,154, $235,185)	$155,562,370	$317,377,641	$463,713,610	$458,745,949
Cash	1,575,057	3,283,965	784,155	1,391,568
Foreign currencies (Cost $229,639, $0, $0 and $0, respectively)	211,501	—	—	—
Reclaims receivable	467,529	—	—	—
Dividends and interest receivable	189,547	490,363	5,088,030	255,434
Prepaid expenses	15,000	8,728	3,097	3,476
TOTAL ASSETS	158,021,004	321,160,697	469,588,892	460,396,427

LIABILITIES
Securities lending collateral payable	1,835,375	4,230,713	2,616,060	251,498
Investment advisory fees payable	39,807	75,004	118,787	95,804
Custody fees payable	22,883	2,021	17,653	34,862
Payable to related parties	9,634	12,536	29,319	23,447
Accrued expenses and other liabilities	4,589	16,369	6,246	6,851
TOTAL LIABILITIES	1,912,288	4,336,643	2,788,065	412,462
NET ASSETS	$156,108,716	$316,824,054	$466,800,827	$459,983,965

Net Assets Consist Of:
Paid in capital	$126,043,393	$261,754,143	$485,264,222	$392,355,178
Accumulated earnings (deficit)	30,065,323	55,069,911	(18,463,395)	67,628,787
NET ASSETS	$156,108,716	$316,824,054	$466,800,827	$459,983,965

Net Asset Value Per Share:
Net Assets	$156,108,716	$316,824,054	$466,800,827	$459,983,965
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,250,000	6,750,000	19,600,000	8,500,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$48.03	$46.94	$23.82	$54.12

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
May 31, 2026

	Inspire International	Inspire Capital	Inspire	Inspire Fidelis Multi	Inspire 500
	ETF	Appreciation ETF	Growth ETF	Factor ETF	ETF
ASSETS
Investment securities:
At cost	$429,376,962	$82,111,179	$119,590,702	$177,809,134	$692,961,034
At value (includes securities on loan with a market value of $4,270,189, $0, $0, $0, $0)	$510,588,712	$86,924,438	$163,604,602	$201,149,951	$839,682,739
Cash	3,911,313	430,024	122,328	214,255	2,853,474
Foreign currencies (Cost $1,522,593, $0, $0, $0 and $0, respectively)	1,391,861	—	—	—	—
Reclaims receivable	2,245,279	8,984	—	8,872	—
Dividends and interest receivable	824,398	7,653	48,706	305,062	731,021
Prepaid expenses	2,695	2,000	1,445	2,000	—
TOTAL ASSETS	518,964,258	87,373,099	163,777,081	201,680,140	843,267,234

LIABILITIES
Securities lending collateral payable	4,454,333	—	—	—	—
Investment advisory fees payable	193,600	35,798	87,988	76,155	65,800
Custody fees payable	10,282	16,392	10,711	12,534	—
Payable to related parties	12,815	5,510	8,898	6,651	—
Accrued expenses and other liabilities	2,818	12,296	2,873	8,597	—
TOTAL LIABILITIES	4,673,848	69,996	110,470	103,937	65,800
NET ASSETS	$514,290,410	$87,303,103	$163,666,611	$201,576,203	$843,201,434

Net Assets Consist Of:
Paid in capital	$422,888,885	$89,039,538	$131,853,918	$178,554,236	$695,108,540
Accumulated earnings (deficit)	91,401,525	(1,736,435)	31,812,693	23,021,967	148,092,894
NET ASSETS	$514,290,410	$87,303,103	$163,666,611	$201,576,203	$843,201,434

Net Asset Value Per Share:
Net Assets	$514,290,410	$87,303,103	$163,666,611	$201,576,203	$843,201,434
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,050,000	2,850,000	3,950,000	4,975,000	2,950,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$39.41	$30.63	$41.43	$40.52	$285.83

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2026

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate	Inspire 100
	ETF	Cap ETF	Bond ETF	ETF
INVESTMENT INCOME
Dividends	$1,985,484	$2,600,294	$—	$3,333,077
Interest	9,209	24,508	10,843,615	9,190
Securities lending income	2,940	24,478	1,503	39
Less: Foreign withholding taxes	(234,080)	—	—	—
TOTAL INVESTMENT INCOME	1,763,553	2,649,280	10,845,118	3,342,306

EXPENSES
Investment advisory fees	208,671	392,704	701,348	591,940
Custodian fees	60,087	41,655	17,852	23,803
Administrative services	56,472	87,947	168,057	126,216
Audit fees	8,579	8,553	8,552	8,552
Legal fees	7,647	7,660	9,027	8,024
Printing and postage expenses	7,515	12,515	16,158	16,464
Transfer agent fees	7,206	6,590	6,597	5,387
Professional fees	6,531	8,366	11,991	10,351
Trustees fees and expenses	6,396	6,398	6,396	6,393
Insurance expense	1,499	1,003	2,792	2,497
Other Expenses	4,704	4,736	4,788	4,740
TOTAL EXPENSES	375,307	578,127	953,558	804,367
Less: Fees waived by the Adviser	—	—	—	(112,827)
NET EXPENSES	375,307	578,127	953,558	691,540

NET INVESTMENT INCOME	1,388,246	2,071,153	9,891,560	2,650,766

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	4,785,150	12,071,815	430,990	12,643,360
Investments	849,276	(78,264)	496,805	(3,905,959)
Foreign currency transactions	(4,598)	—	—	—
	5,629,828	11,993,551	927,795	8,737,401
Net change in unrealized appreciation (depreciation) on:
Investments	9,575,432	41,744,433	(7,757,782)	59,404,114
Foreign currency translations	1,958	—	—	—
	9,577,390	41,744,433	(7,757,782)	59,404,114

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	15,207,218	53,737,984	(6,829,987)	68,141,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,595,464	$55,809,137	$3,061,573	$70,792,281

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended May 31, 2026

	Inspire International	Inspire Capital	Inspire	Inspire Fidelis Multi	Inspire 500
	ETF	Appreciation ETF	Growth ETF	Factor ETF	ETF
INVESTMENT INCOME
Dividends	$9,451,661	$823,346	$766,809	$1,226,490	$5,086,023
Interest	32,399	4,111	1,937	65	—
Securities lending income	19,312	181	—	3,348	—
Reclaim income	854,498	—	—	—	—
Less: Foreign withholding taxes	(2,287,032)	(2,228)	—	(23,392)	—
TOTAL INVESTMENT INCOME	8,070,838	825,410	768,746	1,206,511	5,086,023

EXPENSES
Investment advisory fees	1,048,338	215,493	461,291	360,108	307,362
Custodian fees	229,886	8,927	9,521	7,140	—
Administrative services	150,670	33,404	50,667	55,468	—
Printing and postage expenses	16,045	2,480	7,467	5,952	—
Professional fees	11,555	5,977	4,424	5,988	—
Audit fees	8,555	8,554	8,628	8,627	—
Legal fees	8,021	6,988	7,036	7,105	—
Transfer agent fees	6,584	5,341	5,383	5,386	—
Trustees fees and expenses	6,393	6,390	6,390	6,391	—
Insurance expense	2,790	1,348	1,343	1,348	—
Other Expenses	29,765	4,819	4,820	4,737	—
TOTAL EXPENSES	1,518,602	299,721	566,970	468,250	307,362

NET INVESTMENT INCOME	6,552,236	525,689	201,776	738,261	4,778,661

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	14,596,542	402,067	2,269,770	17,564,907	4,734,736
Investments	2,774,577	413,504	(3,890,462)	(11,448,384)	153,280
Foreign currency transactions	(59,066)	(5)	—	(6)	—
	17,312,053	815,566	(1,620,692)	6,116,517	4,888,016
Net change in unrealized appreciation on:
Investments	24,070,224	2,603,177	20,599,690	12,809,464	82,320,832
Foreign currency translations	19,596	98	—	123	—
	24,089,820	2,603,275	20,599,690	12,809,587	82,320,832

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	41,401,873	3,418,841	18,978,998	18,926,104	87,208,848

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,954,109	$3,944,530	$19,180,774	$19,664,365	$91,987,509

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$1,388,246	$2,026,226
Net realized gain on in-kind redemptions, investments and foreign currency transactions	5,629,828	9,668,685
Net change in unrealized appreciation on investments and foreign currency translations	9,577,390	2,046,186
Net increase in net assets resulting from operations	16,595,464	13,741,097

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(923,255)	(2,046,360)
Net decrease in net assets resulting from distributions to shareholders	(923,255)	(2,046,360)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,581,508	39,556,120
Cost of shares redeemed	(11,078,581)	(34,021,369)
Net increase in net assets resulting from shares of beneficial interest	13,502,927	5,534,751

TOTAL INCREASE IN NET ASSETS	29,175,136	17,229,488

NET ASSETS
Beginning of Period	126,933,580	109,704,092
End of Period	$156,108,716	$126,933,580

SHARE ACTIVITY
Shares Sold	550,000	1,000,000
Shares Redeemed	(250,000)	(850,000)
Net increase in shares of beneficial interest outstanding	300,000	150,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$2,071,153	$2,556,039
Net realized gain on in-kind redemptions and investments	11,993,551	10,842,589
Net change in unrealized appreciation (depreciation) on investments	41,744,433	(21,212,994)
Net increase (decrease) in net assets resulting from operations	55,809,137	(7,814,366)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,310,700)	(2,406,290)
Net decrease in net assets resulting from distributions to shareholders	(1,310,700)	(2,406,290)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	64,255,919	67,455,148
Cost of shares redeemed	(28,504,803)	(43,522,560)
Net increase in net assets resulting from shares of beneficial interest	35,751,116	23,932,588

TOTAL INCREASE IN NET ASSETS	90,249,553	13,711,932

NET ASSETS
Beginning of Period	226,574,501	212,862,569
End of Period	$316,824,054	$226,574,501

SHARE ACTIVITY
Shares Sold	1,550,000	1,850,000
Shares Redeemed	(700,000)	(1,200,000)
Net increase in shares of beneficial interest outstanding	850,000	650,000

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$9,891,560	$16,665,239
Net realized gain (loss) on in-kind redemptions and investments	927,795	(15,916)
Net change in unrealized appreciation (depreciation) on investments	(7,757,782)	7,186,190
Net increase in net assets resulting from operations	3,061,573	23,835,513

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(9,865,740)	(16,493,690)
Net decrease in net assets resulting from distributions to shareholders	(9,865,740)	(16,493,690)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	55,151,173	138,019,765
Cost of shares redeemed	(31,076,096)	(28,381,535)
Net increase in net assets resulting from shares of beneficial interest	24,075,077	109,638,230

TOTAL INCREASE IN NET ASSETS	17,270,910	116,980,053

NET ASSETS
Beginning of Period	449,529,917	332,549,864
End of Period	$466,800,827	$449,529,917

SHARE ACTIVITY
Shares Sold	2,300,000	5,800,000
Shares Redeemed	(1,300,000)	(1,200,000)
Net increase in shares of beneficial interest outstanding	1,000,000	4,600,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$2,650,766	$3,481,385
Net realized gain on in-kind redemptions, investments and foreign currency transactions	8,737,401	27,234,057
Net change in unrealized appreciation (depreciation) on investments	59,404,114	(4,460,451)
Net increase in net assets resulting from operations	70,792,281	26,254,991

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,368,000)	(3,411,235)
Net decrease in net assets resulting from distributions to shareholders	(2,368,000)	(3,411,235)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	61,616,624	94,543,194
Cost of shares redeemed	(31,636,216)	(109,249,884)
Net increase (decrease) in net assets resulting from shares of beneficial interest	29,980,408	(14,706,690)

TOTAL INCREASE IN NET ASSETS	98,404,689	8,137,066

NET ASSETS
Beginning of Period	361,579,276	353,442,210
End of Period	$459,983,965	$361,579,276

SHARE ACTIVITY
Shares Sold	1,200,000	2,300,000
Shares Redeemed	(650,000)	(2,700,000)
Net increase (decrease) in shares of beneficial interest outstanding	550,000	(400,000)

See accompanying notes to financial statements.

Inspire International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$6,552,236	$7,832,590
Net realized gain on in-kind redemptions, investments and foreign currency transactions	17,312,053	20,595,382
Net change in unrealized appreciation on investments and foreign currency translations	24,089,820	38,712,409
Net increase in net assets resulting from operations	47,954,109	67,140,381

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(3,327,240)	(9,143,905)
Net decrease in net assets resulting from distributions to shareholders	(3,327,240)	(9,143,905)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	95,047,866	121,684,074
Cost of shares redeemed	(40,382,966)	(66,766,457)
Net increase in net assets resulting from shares of beneficial interest	54,664,900	54,917,617

TOTAL INCREASE IN NET ASSETS	99,291,769	112,914,093

NET ASSETS
Beginning of Period	414,998,641	302,084,548
End of Period	$514,290,410	$414,998,641

SHARE ACTIVITY
Shares Sold	2,550,000	3,600,000
Shares Redeemed	(1,100,000)	(2,050,000)
Net increase in shares of beneficial interest outstanding	1,450,000	1,550,000

See accompanying notes to financial statements.

Inspire Capital Appreciation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$525,689	$1,053,356
Net realized gain on in-kind redemptions, investments and foreign currency transactions	815,566	10,942,142
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,603,275	(8,034,353)
Net increase in net assets resulting from operations	3,944,530	3,961,145

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(426,710)	(1,093,312)
Net decrease in net assets resulting from distributions to shareholders	(426,710)	(1,093,312)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,513,916	34,863,885
Cost of shares redeemed	(7,452,685)	(43,608,226)
Net decrease in net assets resulting from shares of beneficial interest	(5,938,769)	(8,744,341)

TOTAL DECREASE IN NET ASSETS	(2,420,949)	(5,876,508)

NET ASSETS
Beginning of Period	89,724,052	95,600,560
End of Period	$87,303,103	$89,724,052

SHARE ACTIVITY
Shares Sold	50,000	1,275,000
Shares Redeemed	(250,000)	(1,600,000)
Net decrease in shares of beneficial interest outstanding	(200,000)	(325,000)

See accompanying notes to financial statements.

Inspire Growth ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$201,776	$231,491
Net realized loss on in-kind redemptions, investments and foreign currency transactions	(1,620,692)	(901,408)
Net change in unrealized appreciation on investments and foreign currency translations	20,599,690	10,257,343
Net increase in net assets resulting from operations	19,180,774	9,587,426

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(209,517)	(300,102)
Net decrease in net assets resulting from distributions to shareholders	(209,517)	(300,102)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	30,237,100	52,073,394
Cost of shares redeemed	(5,086,402)	(16,319,619)
Net increase in net assets resulting from shares of beneficial interest	25,150,698	35,753,775

TOTAL INCREASE IN NET ASSETS	44,121,955	45,041,099

NET ASSETS
Beginning of Period	119,544,656	74,503,557
End of Period	$163,666,611	$119,544,656

SHARE ACTIVITY
Shares Sold	800,000	1,500,000
Shares Redeemed	(125,000)	(500,000)
Net increase in shares of beneficial interest outstanding	675,000	1,000,000

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$738,261	$724,920
Net realized gain on in-kind redemptions, investments and foreign currency transactions	6,116,517	13,049,039
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	12,809,587	(1,225,141)
Net increase in net assets resulting from operations	19,664,365	12,548,818

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(736,538)	(5,892,098)
Net decrease in net assets resulting from distributions to shareholders	(736,538)	(5,892,098)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	154,813,604	109,760,380
Cost of shares redeemed	(90,840,167)	(92,389,091)
Net increase in net assets resulting from shares of beneficial interest	63,973,437	17,371,289

TOTAL INCREASE IN NET ASSETS	82,901,264	24,028,009

NET ASSETS
Beginning of Period	118,674,939	94,646,930
End of Period	$201,576,203	$118,674,939

SHARE ACTIVITY
Shares Sold	4,175,000	3,425,000
Shares Redeemed	(2,500,000)	(2,900,000)
Net increase in shares of beneficial interest outstanding	1,675,000	525,000

See accompanying notes to financial statements.

Inspire 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2026	Year Ended
	(Unaudited)	November 30, 2025
FROM OPERATIONS
Net investment income	$4,778,661	$5,132,893
Net realized gain on in-kind redemptions and investments	4,888,016	17,892,070
Net change in unrealized appreciation on investments	82,320,832	38,870,326
Net increase in net assets resulting from operations	91,987,509	61,895,289

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(4,160,640)	(4,691,580)
Net decrease in net assets resulting from distributions to shareholders	(4,160,640)	(4,691,580)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	202,969,054	312,063,561
Cost of shares redeemed	(13,306,168)	(68,732,380)
Net increase in net assets resulting from shares of beneficial interest	189,662,886	243,331,181

TOTAL INCREASE IN NET ASSETS	277,489,755	300,534,890

NET ASSETS
Beginning of Period	565,711,679	265,176,789
End of Period	$843,201,434	$565,711,679

SHARE ACTIVITY
Shares Sold	775,000	1,350,000
Shares Redeemed	(50,000)	(300,000)
Net increase in shares of beneficial interest outstanding	725,000	1,050,000

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022		November 30, 2021
Net asset value, beginning of period	$43.03		$39.18	$33.36	$32.21	$38.68		$32.12

Activity from investment operations:
Net investment income (1)	0.45		0.67	0.61	0.61	0.57		0.78
Net realized and unrealized gain (loss) on investments	4.86		3.88	5.96	1.11	(3.62)		6.46
Total from investment operations	5.31		4.55	6.57	1.72	(3.05)		7.24

Less distributions from:
Net investment income	(0.31)		(0.70)	(0.75)	(0.57)	(0.52)		(0.68)
Net realized gains	—		—	—	—	(2.90)		—
Total distributions	(0.31)		(0.70)	(0.75)	(0.57)	(3.42)		(0.68)

Net asset value, end of period	$48.03		$43.03	$39.18	$33.36	$32.21		$38.68
Total return (3)	12.43	% (7)	11.77%	19.83%	5.43%	(8.59)%		22.63%
Net assets, at end of period (000s)	$156,109		$126,934	$109,704	$166,776	$136,910		$137,329

Ratio of gross expenses to average net assets (6)	0.54%		0.60%	0.58%	0.56%	0.61	% (5)	0.49%
Ratio of net expenses to average net assets (6)	0.54%		0.60%	0.58%	0.56%	0.61	% (4)	0.49%
Ratio of net investment income to average net assets (6)	1.99%		1.70%	1.67%	1.87%	1.74%		2.08%
Portfolio Turnover Rate (2)	11	% (7)	29%	41%	41%	51%		94%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of net expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(5)	Represents the ratio of gross expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$38.40		$40.55	$31.01	$31.67	$36.13	$27.74

Activity from investment operations:
Net investment income (1)	0.33		0.47	0.45	0.40	0.38	0.38
Net realized and unrealized gain (loss) on investments	8.42		(2.18)	9.57	(0.72)	(1.46)	8.32
Total from investment operations	8.75		(1.71)	10.02	(0.32)	(1.08)	8.70

Less distributions from:
Net investment income	(0.21)		(0.44)	(0.48)	(0.34)	(0.32)	(0.31)
Net realized gains	—		—	—	—	(3.00)	—
Return of capital	—		—	—	—	(0.06)	—
Total distributions	(0.21)		(0.44)	(0.48)	(0.34)	(3.38)	(0.31)

Net asset value, end of period	$46.94		$38.40	$40.55	$31.01	$31.67	$36.13
Total return (3)	22.90	% (7)	(4.16)%	32.53%	(0.98)%	(3.34)%	31.44%
Net assets, at end of period (000s)	$316,824		$226,575	$212,863	$169,031	$125,113	$124,658

Ratio of gross expenses to average net assets (6)	0.44%		0.47%	0.49%	0.53%	0.54%	0.48	% (5)
Ratio of net expenses to average net assets (6)	0.44%		0.47%	0.49%	0.53%	0.54%	0.52	% (4)
Ratio of net investment income to average net assets (6)	1.58%		1.29%	1.25%	1.30%	1.21%	1.08%
Portfolio Turnover Rate (2)	17	% (7)	47%	46%	44%	43%	168%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of net expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(5)	Represents the ratio of gross expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$24.17		$23.75	$23.04	$22.99	$25.89	$26.48

Activity from investment operations:
Net investment income (1)	0.51		1.03	0.98	0.79	0.37	0.27
Net realized and unrealized gain (loss) on investments	(0.35)		0.40	0.71	0.03 (4)	(2.85)	(0.57)
Total from investment operations	0.16		1.43	1.69	0.82	(2.48)	(0.30)

Less distributions from:
Net investment income	(0.51)		(1.01)	(0.98)	(0.77)	(0.35)	(0.29)
Net realized gains	—		—	—	—	(0.07)	—
Total distributions	(0.51)		(1.01)	(0.98)	(0.77)	(0.42)	(0.29)

Net asset value, end of period	$23.82		$24.17	$23.75	$23.04	$22.99	$25.89
Total return (3)	0.66	% (6)	6.16%	7.44%	3.62%	(9.64)%	(1.15)%
Net assets, at end of period (000s)	$466,801		$449,530	$332,550	$232,661	$223,013	$238,225

Ratio of gross expenses to average net assets (5)	0.41%		0.41%	0.43%	0.44%	0.45%	0.44%
Ratio of net expenses to average net assets (5)	0.41%		0.41%	0.43%	0.44%	0.45%	0.44%
Ratio of net investment income to average net assets (5)	4.23%		4.29%	4.17%	3.43%	1.56%	1.04%
Portfolio Turnover Rate (2)	9	% (6)	28%	26%	45%	47%	126%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$45.48		$42.33	$32.65	$31.72	$44.17	$35.98

Activity from investment operations:
Net investment income (1)	0.33		0.44	0.38	0.34	0.35	0.43
Net realized and unrealized gain (loss) on investments	8.61		3.15	9.70	0.89	(5.81)	8.39
Total from investment operations	8.94		3.59	10.08	1.23	(5.46)	8.82

Less distributions from:
Net investment income	(0.30)		(0.44)	(0.40)	(0.30)	(0.33)	(0.43)
Net realized gains	—		—	—	—	(6.66)	(0.20)
Total distributions	(0.30)		(0.44)	(0.40)	(0.30)	(6.99)	(0.63)

Net asset value, end of period	$54.12		$45.48	$42.33	$32.65	$31.72	$44.17
Total return (3)	19.77	% (6)	8.59%	31.02%	3.91%	(14.69)%	24.79%
Net assets, at end of period (000s)	$459,984		$361,579	$353,442	$308,537	$277,538	$295,962

Ratio of gross expenses to average net assets (5)	0.41%		0.41%	0.41%	0.43%	0.45%	0.42%
Ratio of net expenses to average net assets (5)	0.35%		0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (5)	1.34%		1.08%	0.99%	1.06%	1.05%	1.04%
Portfolio Turnover Rate (2)	5	% (6)	19%	26%	33%	28%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of gross expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$35.78		$30.06	$27.77	$26.32	$33.64	$29.40

Activity from investment operations:
Net investment income (1)	0.53		0.75	0.72	0.70	0.61	0.81
Net realized and unrealized gain (loss) on investments	3.39		5.83	2.38	1.38	(3.36)	4.22
Total from investment operations	3.92		6.58	3.10	2.08	(2.75)	5.03

Less distributions from:
Net investment income	(0.29)		(0.86)	(0.81)	(0.63)	(0.60)	(0.79)
Net realized gains	—		—	—	—	(3.97)	—
Total distributions	(0.29)		(0.86)	(0.81)	(0.63)	(4.57)	(0.79)

Net asset value, end of period	$39.41		$35.78	$30.06	$27.77	$26.32	$33.64
Total return (3)	11.03	% (5)	22.18%	11.20%	8.01%	(9.32)%	17.11%
Net assets, at end of period (000s)	$514,290		$414,999	$302,085	$227,689	$140,829	$111,009

Ratio of net expenses to average net assets (4)	0.65%		0.61%	0.66%	0.73%	0.80%	0.69%
Ratio of net investment income to average net assets (4)	2.81%		2.27%	2.40%	2.55%	2.29%	2.38%
Portfolio Turnover Rate (2)	14	% (5)	23%	34%	37%	61%	106%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes to financial statements.

Inspire Capital Appreciation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$29.42		$28.33	$23.67	$23.37	$30.09	$26.26

Activity from investment operations:
Net investment income (1)	0.18		0.34	0.36	0.57	0.21	0.20
Net realized and unrealized gain (loss) on investments	1.17		1.09	4.66	0.34	(4.22)	4.93
Total from investment operations	1.35		1.43	5.02	0.91	(4.01)	5.13

Less distributions from:
Net investment income	(0.14)		(0.34)	(0.36)	(0.61)	(0.11)	(0.25)
Net realized gains	—		—	—	—	(2.60)	(1.05)
Total distributions	(0.14)		(0.34)	(0.36)	(0.61)	(2.71)	(1.30)

Net asset value, end of period	$30.63		$29.42	$28.33	$23.67	$23.37	$30.09
Total return (3)	4.64	% (5)	5.12%	21.38%	4.03%	(14.63)%	20.49%
Net assets, at end of period (000s)	$87,303		$89,724	$95,601	$83,430	$105,734	$109,824

Ratio of net expenses to average net assets (4)	0.70%		0.71%	0.71%	0.71%	0.69%	0.69%
Ratio of net investment income to average net assets (4)	1.22%		1.23%	1.38%	2.46%	0.84%	0.70%
Portfolio Turnover Rate (2)	9	% (5)	288%	52%	314%	469%	114%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes to financial statements.

Inspire Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021 (1)
Net asset value, beginning of period	$36.50		$32.75	$25.41	$24.05	$29.30	$25.00

Activity from investment operations:
Net investment income (2)	0.05		0.09	0.19	0.27	0.28	0.08
Net realized and unrealized gain (loss) on investments	4.94		3.78	7.40	1.33	(4.21)	4.26
Total from investment operations	4.99		3.87	7.59	1.60	(3.93)	4.34

Less distributions from:
Net investment income	(0.06)		(0.12)	(0.25)	(0.24)	(0.24)	(0.04)
Net realized gains	—		—	—	—	(1.08)	—
Total distributions	(0.06)		(0.12)	(0.25)	(0.24)	(1.32)	(0.04)

Net asset value, end of period	$41.43		$36.50	$32.75	$25.41	$24.05	$29.30
Total return (4)	13.68	% (6)	11.90%	30.00%	6.72%	(13.89)%	17.35	% (6)
Net assets, at end of period (000s)	$163,667		$119,545	$74,504	$45,096	$40,282	$43,944

Ratio of gross expenses to average net assets (5)	0.80%		0.87%	0.96%	1.03%	1.28%	1.02%
Ratio of net expenses to average net assets (5)	0.80%		0.80%	0.80%	0.80%	0.95%	1.02%
Ratio of net investment income to average net assets (5)	0.28%		0.28%	0.64%	1.11%	1.18%	0.27%
Portfolio Turnover Rate (3)	15	% (6)	26%	82%	11%	95%	270	% (6)

(1)	The Inspire Growth ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022 (1)
Net asset value, beginning of period	$35.96		$34.11	$27.15	$26.06	$25.00

Activity from investment operations:
Net investment income (2)	0.18		0.26	0.28	0.30	0.03
Net realized and unrealized gain on investments	4.57		3.71	7.03	1.01	1.05
Total from investment operations	4.75		3.97	7.31	1.31	1.08

Less distributions from:
Net investment income	(0.19)		(0.22)	(0.35)	(0.22)	(0.02)
Net realized gains	—		(1.90)	—	—	—
Total distributions	(0.19)		(2.12)	(0.35)	(0.22)	(0.02)

Net asset value, end of period	$40.52		$35.96	$34.11	$27.15	$26.06
Total return (4)	13.27	% (6)	12.65%	27.12%	5.09%	4.33	% (6)
Net assets, at end of period (000s)	$201,576		$118,675	$94,647	$70,579	$46,915

Ratio of net expenses to average net assets (5)	0.58%		0.66%	0.69%	0.76%	1.09%
Ratio of net investment income to average net assets (5)	0.92%		0.81%	0.92%	1.13%	0.48%
Portfolio Turnover Rate (3)	119	% (6)	233%	232%	235%	61	% (6)

(1)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2026		Year Ended	Period Ended
	(Unaudited)		November 30, 2025	November 30, 2024 (1)
Net asset value, beginning of period	$254.25		$225.68	$200.00

Activity from investment operations:
Net investment income (2)	1.83		3.23	1.96
Net realized and unrealized gain on investments	31.40		28.40	24.95
Total from investment operations	33.23		31.63	26.91

Less distributions from:
Net investment income	(1.65)		(3.06)	(1.23)
Total distributions	(1.65)		(3.06)	(1.23)

Net asset value, end of period	$285.83		$254.25	$225.68
Total return (4)	13.17	% (6)	14.20%	13.52	% (6)
Net assets, at end of period (000s)	$843,201		$565,712	$265,177

Ratio of net expenses to average net assets (5)	0.09%		0.09%	0.09%
Ratio of net investment income to average net assets (5)	1.40%		1.40%	1.38%
Portfolio Turnover Rate (3)	2	% (6)	30%	9	% (6)

(1)	The Inspire 500 ETF commenced operations on March 25, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

1. ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap ETF (“ISMD”), Inspire Corporate Bond ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ETF (“WWJD”), Inspire Capital Appreciation ETF (“RISN”), formerly known as “Inspire Tactical Balanced ETF”, Inspire Growth ETF (“GLRY”), formerly known as “Inspire Momentum ETF”, Inspire Fidelis Multi Factor ETF (“FDLS”), and Inspire 500 ETF (“PTL”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire International Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the U.S. large cap stock market over the long term. GLRY’s investment objective seeks to outperform the results, before fees and expenses, of the broader U.S. stock market when momentum is in favor. FDLS’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index. PTL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 500 Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY commenced operations on December 7, 2020. FDLS commenced operations on August 23, 2022. PTL commenced operations on March 25, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standard Update (“ASU”) 2013-08.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Funds’ portfolio managers and the chief financial officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on any Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the Funds’ adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

payments) .. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, international conflicts, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$153,377,891	$—	$—		$153,377,891
Collateral For Securities Loaned	1,835,375	—	—		1,835,375
Preferred Stock	349,104	—	—		349,104
Rights	—	—	—	^	—
Total	$155,562,370	$—	$—		$155,562,370

ISMD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$313,146,928	$—	$—		$313,146,928
Collateral For Securities Loaned	4,230,713	—	—		4,230,713
Rights	—	—	—	^	—
Total	$317,377,641	$—	$—		$317,377,641

IBD
Assets *	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$461,097,550	$—		$461,097,550
Collateral For Securities Loaned	2,616,060	—	—		2,616,060
Total	$2,616,060	$461,097,550	$—		$463,713,610

BIBL
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$458,494,451	$—	$—		$458,494,451
Collateral For Securities Loaned	251,498	—	—		251,498
Total	$458,745,949	$—	$—		$458,745,949

WWJD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$503,696,561	$—	$—		$503,696,561
Collateral For Securities Loaned	4,454,333	—	—		4,454,333
Preferred Stock	2,437,818	—	—		2,437,818
Total	$510,588,712	$—	$—		$510,588,712

RISN
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$70,241,974	$—	$—		$70,241,974
Exchange Traded Fund	16,682,464	—	—		16,682,464
Total	$86,924,438	$—	$—		$86,924,438

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

GLRY
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$163,604,602	$—	$—		$163,604,602
Total	$163,604,602	$—	$—		$163,604,602

FDLS
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$201,149,951	$—	$—		$201,149,951
Total	$201,149,951	$—	$—		$201,149,951

PTL
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$839,682,739	$—	$—		$839,682,739
Right	—	—	—	^	—
Total	$839,682,739	$—	$—		$839,682,739

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

BLES, ISMD and PTL held Level 3 securities at the end of the period. The securities classified as Level 3 for BLES, ISMD and PTL are deemed immaterial.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY, FDLS, PTL and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2023 - November 30, 2025 or expected to be taken in the Funds’ November 30, 2026, year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$16,354,634	$15,829,795
ISMD	$44,286,349	$44,890,372
IBD	$51,373,393	$43,175,207
BIBL	$21,621,917	$21,262,703
WWJD	$78,921,588	$66,715,930
RISN	$7,444,853	$7,693,146
GLRY	$21,559,479	$21,500,926
FDLS	$192,703,767	$189,503,813
PTL	$10,772,481	$10,426,525

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$22,529,950	$10,784,622
ISMD	$63,209,750	$28,159,563
IBD	$45,115,635	$30,748,195
BIBL	$60,498,755	$31,336,860
WWJD	$82,454,343	$38,951,274
RISN	$1,507,131	$7,428,371
GLRY	$30,200,057	$5,085,624
FDLS	$150,656,523	$90,016,213
PTL	$201,311,321	$13,130,753

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six months ended May 31, 2026, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$208,671
ISMD	0.30%	$392,704
IBD	0.30%	$701,348
BIBL	0.30%	$591,940
WWJD	0.45%	$1,048,338
RISN	0.50%	$215,493
GLRY	0.65%	$461,291
FDLS	0.45%	$360,108
PTL	0.09%	$307,362

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL and GLRY, at least until March 31, 2027, to waive a portion of its advisory fee and has agreed to reimburse BIBL and GLRY for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.35% and 0.80% of average daily net assets for BIBL and GLRY, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and BIBL’s and GLRY’s operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. If a Fund’s operating expenses subsequently exceeds the expense limitation, the reimbursements for the Fund shall be suspended. For the six months ended May 31, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $112,827 and $0 for BIBL and GLRY, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

Ticker	11/30/2026	11/30/2027	11/30/2028
BIBL	$103,906	$186,741	$182,987
GLRY	$52,197	$101,431	$54,103

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time on 60 days’ notice to the Adviser.

PTL’s unitary management fee is designed to pay PTL’s expenses and to compensate the Adviser for providing services for PTL. Out of the unitary management fee, the Adviser pays substantially all expenses of PTL, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-l fees; acquired fees, fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of officers and Trustees, contractual indemnification of service providers (other than the Adviser)). The Adviser, and not PTL’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 shares for RISN, GLRY, FDLS and PTL. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

For the six months ended May 31, 2026, the fixed and variable fees were as follows:

Ticker	FIXED FEES	VARIABLE FEES
BLES	$4,000	$—
ISMD	$6,750	$—
IBD	$5,250	$—
BIBL	$6,000	$—
WWJD	$13,500	$—
RISN	$1,750	$—
GLRY	$5,500	$—
FDLS	$11,500	$—
PTL	$24,087	$—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
BLES	$500	0.50%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.50%
RISN	$250	0.00%
GLRY	$250	0.00%
FDLS	$250	0.00%
PTL	$777	0.00%

*	The maximum Transaction Fee may be up to 0.50% as a percentage of the amount invested.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2025, and November 30, 2024, was as follows:

For the year ended November 30, 2025:

	Ordinary	Long-Term	Return
Ticker	Income	Capital Gains	Of Capital	Total
BLES	$2,046,360	$—	$—	$2,046,360
ISMD	2,406,290	—	—	2,406,290
IBD	16,493,690	—	—	16,493,690
BIBL	3,411,235	—	—	3,411,235
WWJD	9,143,905	—	—	9,143,905
RISN	1,093,312	—	—	1,093,312
GLRY	300,102	—	—	300,102
FDLS	2,061,497	3,830,601	—	5,892,098
PTL	4,691,580	—	—	4,691,580

For the year ended November 30, 2024:

	Ordinary	Long-Term	Return
Ticker	Income	Capital Gains	Of Capital	Total
BLES	$2,698,930	$—	$—	$2,698,930
ISMD	2,458,940	—	—	2,458,940
IBD	12,185,950	—	—	12,185,950
BIBL	3,597,375	—	—	3,597,375
WWJD	7,509,030	—	—	7,509,030
RISN	1,260,097	—	—	1,260,097
GLRY	497,272	—	—	497,272
FDLS	954,623	—	—	954,623
PTL	1,049,460	—	—	1,049,460

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

As of November 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Ticker	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BLES	$456,323	$—	$—	$(1,295,479)	$—	$15,232,270	$14,393,114
ISMD	248,090	—	—	(7,372,858)	—	7,696,242	571,474
IBD	567,228	—	—	(19,634,003)	—	7,407,547	(11,659,228)
BIBL	300,419	—	—	(52,247,444)	—	51,151,531	(795,494)
WWJD	1,615,122	—	—	(7,729,768)	—	52,889,302	46,774,656
RISN	75,419	—	—	(7,481,258)	—	2,151,584	(5,254,255)
GLRY	—	—	—	(10,572,774)	—	23,414,210	12,841,436
FDLS	269,795	—	—	(6,596,919)	—	10,421,264	4,094,140
PTL	857,383	—	—	(4,584,055)	—	63,992,697	60,266,025

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on passive foreign investment companies, and adjustments on partnerships, passive foreign investment companies and C-Corporation return of capital distributions.

At November 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized were as follows:

Ticker	Short-Term	Long-Term	Total	CLCF Utilized
BLES	$—	$1,295,479	$1,295,479	$—
ISMD	—	7,372,858	7,372,858	—
IBD	5,298,230	14,335,773	19,634,003	—
BIBL	16,208,531	36,038,913	52,247,444	—
WWJD	—	7,729,768	7,729,768	536,220
RISN	6,981,929	499,329	7,481,258	1,167,941
GLRY	9,215,364	1,357,410	10,572,774	—
FDLS	6,596,919	—	6,596,919	—
PTL	2,581,451	2,002,604	4,584,055	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, adjustments for prior year tax returns, and distributions in excess, resulted in reclassifications for the Funds for the year ended November 30, 2025, as follows:

	Paid In	Accumulated
Ticker	Capital	Earnings (Deficit)
BLES	$10,486,408	$(10,486,408)
ISMD	10,666,606	(10,666,606)
IBD	341,138	(341,138)
BIBL	29,279,739	(29,279,739)
WWJD	20,458,475	(20,458,475)
RISN	10,005,494	(10,005,494)
GLRY	4,476,186	(4,476,186)
FDLS	19,657,958	(19,657,958)
PTL	22,593,356	(22,593,356)

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

7. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At May 31, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$130,774,913	$34,222,454	$(9,434,997)	$24,787,457
Inspire Small/Mid Cap ETF	265,245,154	73,094,440	(20,961,953)	52,132,487
Inspire Corporate Bond ETF	463,662,415	3,569,749	(3,518,554)	51,195
Inspire 100 ETF	348,190,304	134,523,826	(23,968,181)	110,555,645
Inspire International ETF	433,699,217	105,742,267	(28,852,772)	76,889,495
Inspire Capital Appreciation ETF	82,169,586	9,618,962	(4,864,110)	4,754,852
Inspire Growth ETF	119,590,702	44,980,510	(966,610)	44,013,900
Inspire Fidelis Multi Factor ETF	177,919,085	30,160,565	(6,929,699)	23,230,866
Inspire 500 ETF	693,369,210	186,723,198	(40,409,669)	146,313,529

8. SECURITIES LENDING

Effective July 24, 2025, under an agreement (the “Securities Lending Agreement”) with Mitsubishi UFJ Trust and Banking Corporation, each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Prior to July 24, 2025, the Funds had a Securities Lending Agreement with Brown Brothers Harriman & Co.

As of May 31, 2026, the table below shows the securities on loan and collateral for the loan, both of which are presented gross on the Statements of Assets and Liabilities. All individual open security loan transactions were overcollateralized. The remaining contractual maturity of those transactions are overnight and continuous. This cash is invested in the Fidelity Investments Money Market Government Portfolio – Institutional Class.

	Fair Value of	Collateral Value of
Ticker	Securities on Loan	Securities on Loan
BLES	$1,761,470	$1,835,375
ISMD	4,129,941	4,230,713
IBD	2,522,154	2,616,060
BIBL	235,185	251,498
WWJD	4,270,189	4,454,333

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

As of May 31, 2026 the collateral consisted of institutional government money market funds. The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of May 31, 2026:

		Overnight and	Up to		Greater than
Ticker	Collateral	Continuous	30 Days	30-90 days	90 days	Total
BLES	Fidelity Investments Money Market Government Portfolio - Institutional Class	$1,835,375	$—	$—	$—	$1,835,375
ISMD	Fidelity Investments Money Market Government Portfolio - Institutional Class	4,230,713	—	—	—	4,230,713
IBD	Fidelity Investments Money Market Government Portfolio - Institutional Class	2,616,060	—	—	—	2,616,060
BIBL	Fidelity Investments Money Market Government Portfolio - Institutional Class	251,498	—	—	—	251,498
WWJD	Fidelity Investments Money Market Government Portfolio - Institutional Class	4,454,333	—	—	—	4,454,333

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

The Board declared the following distributions after May 31, 2026:

Ticker	Income Dividend Per Share	Record Date	Payable Date
BLES	$0.4041	6/26/2026	7/1/2026
ISMD	$0.2232	6/26/2026	7/1/2026
IBD	$0.0959	6/26/2026	7/1/2026
BIBL	$0.1048	6/26/2026	7/1/2026
WWJD	$0.5312	6/26/2026	7/1/2026
RISN	$0.9570	6/26/2026	7/1/2026
GLRY	$0.0036	6/26/2026	7/1/2026
FDLS	$0.0899	6/26/2026	7/1/2026
PTL	$0.8158	6/26/2026	7/1/2026

The Inspire ETFs
Additional Information (Unaudited)
May 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreements with Inspire Investing, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 29, 2026 (the “Meeting”), the Board discussed the renewal of investment advisory agreements (the “Inspire Advisory Agreements”) between Inspire Investing, LLC (“Inspire”) and the Trust, with respect to the Inspire 100 ETF (“Inspire 100”), Inspire 500 ETF (“Inspire 500”), Inspire Corporate Bond ETF (“Inspire CB”), Inspire Fidelis Multi-Factor ETF (“Inspire FMF”), Inspire Global Hope ETF (“Inspire GH”), Inspire Capital Appreciation ETF (“Inspire CA”), Inspire International ETF (“Inspire IE”), Inspire Small/Mid Cap ETF (“Inspire SMC”) and Inspire Growth ETF (“Inspire GE”). In considering the renewal of the Inspire Advisory Agreements, the Board received materials specifically relating to the Inspire Advisory Agreements.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Inspire Advisory Agreements. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreements on behalf of Inspire 100, Inspire 500, Inspire CB, Inspire GE, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire CA and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Inspire Advisory Agreements.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Inspire ETFs, noting the experience of each. The Board reviewed the investment advisory services provided by Inspire, including portfolio design, trade order management, including pre-trade compliance, proxy voting and sales services. The Board observed that Inspire reported no compliance issues, regulatory examination or material litigation or administrative action since the last approval of the advisory agreements. The Board concluded it could expect Inspire to continue to provide satisfactory services to the Inspire ETFs and their shareholders. Performance.

The Inspire ETFs
Additional Information (Unaudited)(Continued)
May 31, 2026

Inspire 100. The Board noted that Inspire 100 maintained a tight bid/ask spread with low tracking error to the index it seeks to track. The Board further noted that Inspire 100 slightly underperformed the index it seeks to track, the Inspire 100 Index, across all periods. The Board considered Inspire’s explanation that the underperformance relative to the index was attributed in large part to Inspire 100’s expense ratio. The Board further noted that Inspire 100 ranked 12th out of 15 peers with respect to its net returns for the 1-year period ended October 31, 2025. The Board further considered Inspire’s explanation that the Inspire 100’s underperformance compared to its peer group was due to Inspire 100’s nature of being a passively managed ETF and the inability to hold mega-cap growth stocks that have performed well. The Board concluded that Inspire 100’s tracking error was acceptable.

Inspire CB. The Board observed that Inspire CB maintained a tight bid/ask spread with low tracking error to the index it seeks to track. The Board further observed that Inspire CB ranked 10th out of 10 peers with respect to its net returns for the 1-year period and 3-year period ended October 31, 2025 and underperformed the benchmark index it seeks to track, the Inspire Corporate Bond Index, across all periods. The Board noted that Inspire CB outperformed its peer group median and Morningstar category median for the 5-year period ended October 31, 2025. The Board noted Inspire’s explanation that the underperformance was attributed in large part to Inspire CB’s expenses, the cash reserves held, and the optimized process used to replicate the characteristics of the index. The Board concluded that Inspire CB’s tracking error and performance were acceptable.

Inspire CA. The Board noted that Inspire CA underperformed its benchmark index, the S&P Target Risk Moderate Index, but outperformed the medians of its peer group and Morningstar category for the 1-year period ended October 31, 2025. The Board further noted that Inspire CA underperformed its peer group and Morningstar category medians but outperformed its benchmark index for the 5-year and since inception periods ended October 31, 2025. The Board observed that Inspire CA ranked in the second quartile of its peer group and Morningstar category with respect to net returns for the 1-year period ended October 31, 2025. The Board concluded that Inspire CA’s performance was acceptable.

Inspire FMF. The Board noted that Inspire FMF maintained a tight bid/ask spread with low tracking error to the index it seeks to track. The Board observed that Inspire FMF outperformed its peer group and Morningstar category medians and slightly underperformed its benchmark index, the WI Fidelis Multi-Cap Multi-Factor Index across all periods ended October 31, 2025. The Board further observed that Inspire FMF ranked in the first quartile of its peer group and Morningstar category in terms of net returns across all periods. The Board concluded that Inspire FMF’s tracking error and performance were acceptable.

Inspire GH. The Board observed that Inspire GH maintained a fairly tight bid/ask spread with low tracking error to the index it seeks to track. The Board further observed that Inspire GH underperformed the peer group and Morningstar category medians and trailed the benchmark index it seeks to track, the Inspire Global Hope Index, for the 1-year, 3-year, 5-year and since inception periods ended October 31, 2025. The Board considered Inspire’s assertion that the underperformance was attributed in large part to Inspire GH’s expense ratio and small cash

The Inspire ETFs
Additional Information (Unaudited)(Continued)
May 31, 2026

reserves. The Board concluded that Inspire GH’s tracking error and performance were acceptable.

Inspire IE. The Board observed that Inspire IE maintained a fairly tight bid/ask spread with low tracking error to the index it seeks to track. The Board further observed that Inspire IE underperformed its peer group and Morningstar category medians and slightly underperformed the benchmark index it seeks to track, the Inspire International Index, for the 1-year period ended October 31, 2025. The Board noted that Inspire IE outperformed its benchmark index across the 3-year, 5-year and since inception periods ended October 31, 2025 and outperformed the peer group and Morningstar category medians for the 5-year and since inception periods. The Board concluded that Inspire IE’s tracking error and performance were acceptable.

Inspire SMC. The Board observed that Inspire SMC maintained a fairly tight bid/ask, spread and low tracking error to the index it seeks to track. The Board further observed that Inspire SMC underperformed its peer group and Morningstar category medians for the 1-year, 3-year and since inception periods ended October 31, 2025 but outperformed the medians for the 5-year period ended October 31, 2025. The Board noted that Inspire SMC trailed its benchmark index, the Inspire Small/Mid Cap Index, for the 1-year and 5-year periods but outperformed the benchmark index for the 3-year and since inception periods. The Board noted that Inspire SMC ranked 9th out of 12 peers with respect to its net returns for the 1-year period ended October 31, 2025. The Board considered Inspire’s explanation that the underperformance relative to its index was attributed in large part to the Inspire SMC’s expense ratio and the cash reserves in its portfolio. The Board further considered Inspire’s explanation that the underperformance relative to its peer group was attributed to Inspire SMC’s nature of being a passively-managed ETF, stock selection and the faith-based screening process. The Board concluded that Inspire SMC’s tracking error and performance were acceptable.

Inspire GE. The Board observed that Inspire GE outperformed its benchmark index, the S&P Midcap 400 Index and Morningstar category and peer group medians for the 1-year and 3-year periods ended October 31, 2025. The Board further observed that Inspire GE slightly underperformed its benchmark index, across the same period. The Board noted that Inspire GE underperformed in benchmark indices and the peer group median but outperformed its Morningstar category median since inception. The Board noted that Inspire GE ranked in the first quartile of its peer group and Morningstar category in terms of net returns for the 1-year and 3-year periods ended October 31, 2025. The Board concluded that Inspire GE’s performance was acceptable.

Inspire 500. The Board observed that Inspire 500 maintained a fairly tight bid/ask, spread and low tracking error to the index it seeks to track. The Board further observed that Inspire 500 outperformed its peer group and Morningstar category medians for the 1-year period ended October 31, 2025. The Board noted that Inspire 500 underperformed its peer group and Morningstar category medians since inception. The Board further noted that Inspire 500 slightly underperformed the benchmark index that it seeks to track, the Inspire 500 Index, during the same periods. The Board acknowledged Inspire’s explanation that the underperformance was

The Inspire ETFs
Additional Information (Unaudited)(Continued)
May 31, 2026

attributed in large part to Inspire 500’s expenses. The Board concluded that Inspire 500’s tracking error and performance were acceptable.

Fees and Expenses.

Inspire 100. The Board observed that Inspire’s advisory fee for Inspire 100 of 0.30% and net expense ratio of 0.35% were higher than its peer group and Morningstar category medians and averages, but below the highs of each. The Board noted that the advisory fee for Inspire 100 ranked 10th out of 15 peers. The Board acknowledged Inspire’s explanation that the advisory fee was reasonable given the size of Inspire 100 and its biblically responsible investing. The Board noted Inspire’s intention to enter into an expense limitation agreement with respect to Inspire 100. The Board concluded that the advisory fee for Inspire 100 was not unreasonable.

Inspire CB. The Board observed that Inspire’s advisory fee for Inspire CB of 0.30% and net expense ratio of 0.42% were higher than its peer group and Morningstar category medians and averages, but lower than the highs of the Morningstar category. The Board further observed that the advisory fee for Inspire CB ranked 10th out of 10 peers. The Board acknowledged Inspire’s explanation that the advisory fee was reasonable given the size of Inspire CB and its biblically responsible investing. The Board concluded that the advisory fee for Inspire CB was not unreasonable.

Inspire CA. The Board observed that Inspire’s advisory fee for Inspire ME of 0.50% was lower than the peer group and Morningstar category medians and averages. The Board further observed that Inspire CA’s net expense ratio of 0.72% was lower than the Morningstar category and peer group averages and peer group median and equal to the Morningstar category median. The Board noted that the advisory fee for Inspire CA ranked 2nd out of 15 peers. The Board concluded that the advisory fee for Inspire CA was not unreasonable.

Inspire FMF. The Board noted that Inspire’s advisory fee for Inspire FMF of 0.45% and net expense ratio of 0.69% were higher than its peer group and Morningstar category averages and medians, but lower than the highs of each. The Board observed that the advisory fee for Inspire FMF ranked 9th out of 14 peers. The Board concluded that the advisory fee for Inspire FMF was not unreasonable.

Inspire GH. The Board observed that Inspire GH’s advisory fee of 0.30% for Inspire GH was lower than the peer group average and equal to the peer group median. The Board further observed that the advisory fee was higher than the Morningstar category average and median but lower than the high. The Board noted that Inspire GH’s net expense ratio of 0.60% was higher than its Morningstar category and peer group medians and averages but lower than the high of the Morningstar category. The Board further noted that the advisory fee for Inspire GH ranked 5th out of 10 peers. The Board concluded that the advisory fee for Inspire GH was not unreasonable.

Inspire IE. The Board noted that Inspire’s advisory fee for Inspire IE of 0.45% was higher than the peer group and Morningstar category medians and averages but below the highs of each. The

The Inspire ETFs
Additional Information (Unaudited)(Continued)
May 31, 2026

Board further noted that the net expense ratio of Inspire IE of 0.64% was greater than Morningstar category and peer group medians and averages and higher than the peer group high but lower than the high of the Morningstar category. The Board observed that the advisory fee for Inspire IE ranked 14th out of 15 peers. The Board concluded that the advisory fee for Inspire IE was not unreasonable.

Inspire SMC. The Board observed that Inspire’s advisory fee of 0.30% for Inspire SMC was higher than its Morningstar category average and median and lower than its peer group average and median and the Morningstar category high of 0.74%. The Board further observed that the net expense ratio of 0.49% of Inspire SMC was higher than the peer group and Morningstar category medians and averages but lower than the highs of each, which were 0.60%. The Board noted that the advisory fee for Inspire SMC ranked 6th out of 12 peers. The Board concluded that the advisory fee for Inspire SMC was not unreasonable.

Inspire GE. The Board observed that Inspire’s advisory fee of 0.65% for Inspire GE was equal to the peer group and Morningstar category medians and the peer group average. The Board further observed that Inspire GE’s advisory fee ranked 7th out of 14 peers. The Board noted that Inspire GE’s net expense ratio of 0.80% was higher than its peer group and Morningstar category averages and medians but lower than the highs of each. The Board further noted Inspire’s intent to enter into an expense limitation agreement with respect to Inspire GE. The Board concluded that the advisory fee for Inspire GE was not unreasonable.

Inspire 500. The Board observed that Inspire’s advisory fee of 0.09% for Inspire 500 and net expense ratio of 0.09% were lower than the peer group and Morningstar category medians and averages and noted that on an absolute basis, the fee and net expense ratio were low. The Board concluded that the advisory fee for Inspire 500 was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Inspire of each of the Inspire ETFs. The Board observed that Inspire was earning a modest profit for each of Inspire 100, Inspire SMC, Inspire GH and Inspire GE and a reasonable profit for each of Inspire CB and Inspire IE. The Board further observed that Inspire was operating at a loss with respect to Inspire 500, Inspire CA and Inspire FMF. The Board determined that excessive profitability was not an issue for Inspire with respect to any of the Inspire ETFs at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Inspire ETFs. The Board noted that Inspire had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreements, and with the advice of independent counsel, the Board determined that renewal of the advisory agreements between Inspire and the Trust, on behalf of each of the Inspire ETFs, was in the best interests of the Inspire ETFs and their shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by (i) calling 1-877-658-9473 (ii) visiting the Funds’ website at https://www.inspireetf.com (iii) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER
Inspire Investing, LLC
3597 E Monarch Sky Lane, Suite 330
Meridian, ID 83646

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	08/07/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang Principal Executive Officer/President

Date	08/07/26

By (Signature and Title)
/s/ Sam Singh
Sam Singh Principal Financial Officer/Treasurer

Date	08/07/26